UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-10555
PIMCO Corporate & Income Strategy Fund
(Exact name of registrant as specified in charter)
1633 Broadway, New York, NY 10019
(Address of principal executive offices)
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)
650 Newport Center Drive, Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
David C. Sullivan
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Registrant’s telephone number, including area code: (844) 337-4626
Date of fiscal year end: June 30
Date of reporting period: December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS
Semiannual Report
December 31, 2025
PIMCO Corporate & Income Opportunity Fund | PTY | NYSE
PIMCO Corporate & Income Strategy Fund | PCN | NYSE
PIMCO High Income Fund | PHK | NYSE
PIMCO Income Strategy Fund | PFL | NYSE
PIMCO Income Strategy Fund II | PFN | NYSE

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may experience losses as a result of movements in interest rates.
Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.
Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses.
A Fund may enter into opposite sides of multiple interest rate swaps or other derivatives with respect to the same underlying reference instrument (e.g., a 10-year U.S. treasury) that have different effective dates with respect to interest accrual time periods also for the principal purpose of generating distributable gains (characterized as ordinary income for tax purposes) that are not part of a Fund’s duration or yield curve management strategies. In such a “paired swap transaction”, a Fund would generally enter into one or more interest rate swap agreements whereby a Fund agrees to make regular payments starting at the time a Fund enters into the agreements equal to a floating interest rate in return for payments equal to a fixed interest rate (the “initial leg”). A Fund would also enter into one or more interest rate swap agreements on the same underlying instrument, but take the opposite position (i.e., in this example, a Fund would make regular payments equal to a fixed interest rate in return for receiving payments equal to a floating interest rate) with respect to a contract whereby the payment obligations do not commence until a date following the commencement of the initial leg (the “forward leg”).
A Fund may engage in investment strategies, including those that employ the use of paired swap transactions, the use of interest rate swaps to seek to capitalize on differences between short-term and long-term interest rates and other derivatives transactions, to, among other things, seek to generate current, distributable income, even if such strategies could potentially result in declines in a Fund’s net asset value (“NAV”). A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support monthly distributions even in situations when a Fund has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or non-U.S. equity markets or a Fund’s debt investments, or arising from its use of derivatives. For instance, a portion of a Fund’s monthly distributions may be sourced from paired swap transactions utilized to produce current distributable ordinary income for tax purposes on the initial leg, with a substantial possibility that a Fund will later realize a corresponding capital loss and potential decline in its NAV with respect to the forward leg (to the extent there are not corresponding offsetting capital gains being generated from other sources). Because some or all of these transactions may generate capital losses without corresponding offsetting capital gains, portions of a Fund’s distributions recognized as ordinary income for tax purposes (such as from paired swap transactions, for example) may be economically similar to a taxable return of capital when considered together with such capital losses. More generally, sales of a Fund’s portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of a Fund to adverse tax consequences.
Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments or Consolidated Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ then-current prospectus, investment objectives, regulatory and other

2	PIMCO CLOSED-END FUNDS

investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.
The geographical classification of foreign
(non-U.S.)
securities in this report, if any, is classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.
In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Fund may no longer seek to hold.
The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of a Fund and its investments.
The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment. Shares of closed-end
management investment companies, such as the Funds, frequently trade at a discount from their NAV and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.
Increased volatility in the U.S. and global markets could be harmful to the Funds, issuers in which they invest and other market participants and Fund service providers. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.
Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to funds and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.
On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	3

Important Information About the Funds	(Cont.)

specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.
The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
The following table discloses the inception date and diversification status of each Fund:

Fund Name	Inception Date	Diversification Status
PIMCO Corporate & Income Opportunity Fund	12/27/02	Diversified
PIMCO Corporate & Income Strategy Fund	12/21/01	Diversified
PIMCO High Income Fund	04/30/03	Diversified
PIMCO Income Strategy Fund	08/29/03	Diversified
PIMCO Income Strategy Fund II	10/29/04	Diversified
An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.
The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with Pacific Investment Management Company LLC (“PIMCO”) and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus or Statement of Additional Information (“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand.
The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s then-current prospectus, SAI or shareholder report and is otherwise still in effect.
PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule
206(4)-6
under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844)
33-PIMCO,
on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and upon request by calling PIMCO at (844)
33-PIMCO.
In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

4	PIMCO CLOSED-END FUNDS

SEC rules allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (844) 33-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary. Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.
In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	5

PIMCO Corporate & Income Opportunity Fund

Symbol on NYSE -
PTY

Cumulative Returns Through December 31, 2025

(in thousands)
$180.0
160.0
140.0
120.0
100.0
80.0
60.0
40.0
20.0
10.0
0
12/02
06/14
12/25
FUND'S NET ASSET VALUE $160,711
FUND MARKET PRICE $128,439
INDEX $52,687

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of December 31, 2025
†
§

Loan Participations and Assignments	35.7%

Corporate Bonds & Notes	31.8%

Sovereign Issues	6.1%

Non-Agency Mortgage-Backed Securities	5.8%

Asset-Backed Securities	5.0%

Common Stocks	4.8%

U.S. Government Agencies	4.2%

Short-Term Instruments ‡	2.8%

Convertible Bonds & Notes	2.0%

Other	1.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/27/02)
Market Price	(2.08)%	(0.10)%	4.16%	10.73%	11.74%
NAV	8.02%	15.17%	9.36%	11.68%	12.83%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	6.45%	7.49%	♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
♦
Average annual total return since 12/31/2002.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$12.90

NAV	$11.92

Premium/(Discount) to NAV	8.22%

Market Price Distribution Rate (2)	11.05%

NAV Distribution Rate (2)	11.96%

Total Effective Leverage (3)	21.41%
Investment Objective and Strategy Overview
PIMCO Corporate & Income Opportunity Fund’s investment objective is to seek maximum total return through a combination of current income and capital appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the securities posted positive total returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»	An emerging market special situation holding related to a Brazilian telecom operator detracted from performance, as the company’s bonds posted negative total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

6	PIMCO CLOSED-END FUNDS

PIMCO Corporate & Income Strategy Fund

Symbol on NYSE - PCN

Cumulative Returns Through December 31, 2025

(in thousands)
$130.0
120.0
110.0
100.0
90.0
80.0
70.0
60.0
50.0
40.0
30.0
20.0
10.0
0
12/01
12/13
12/25
FUND'S NET ASSET VALUE $120,269
FUND MARKET PRICE $104,619
INDEX $51,689

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of December 31, 2025
†
§

Loan Participations and Assignments	33.5%

Corporate Bonds & Notes	32.7%

Asset-Backed Securities	6.3%

Sovereign Issues	5.9%

Common Stocks	5.1%

Non-Agency Mortgage-Backed Securities	4.7%

Short-Term Instruments ‡	4.3%

U.S. Government Agencies	3.1%

Convertible Bonds & Notes	2.3%

Preferred Securities	1.1%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (12/21/01)
Market Price	6.21%	5.96%	4.42%	9.82%	10.26%
NAV	7.01%	12.59%	8.14%	9.64%	10.90%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	6.45%	7.08%	♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
♦
Average annual total return since 12/31/2001.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$12.76

NAV	$11.94

Premium/(Discount) to NAV	6.87%

Market Price Distribution Rate (2)	10.58%

NAV Distribution Rate (2)	11.31%

Total Effective Leverage (3)	17.44%
Investment Objective and Strategy Overview
PIMCO Corporate & Income Strategy Fund’s primary investment objective is to seek high current income, with secondary objectives of capital preservation and appreciation.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the securities posted positive total returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

»	Holdings related to emerging market special situations detracted from performance, as holdings of a Brazilian telecom operator posted negative returns.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	7

PIMCO High Income Fund

Symbol on NYSE - PHK

Cumulative Returns Through December 31, 2025

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of December 31, 2025
†
§

Corporate Bonds & Notes	37.3%

Loan Participations and Assignments	19.1%

Asset-Backed Securities	8.1%

Non-Agency Mortgage-Backed Securities	7.1%

Common Stocks	6.7%

Sovereign Issues	5.4%

Short-Term Instruments ‡	5.2%

U.S. Government Agencies	3.2%

Preferred Securities	3.0%

Convertible Bonds & Notes	3.0%

Municipal Bonds & Notes	1.5%

Other	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (04/30/03)
Market Price	7.64%	13.07%	7.37%	6.87%	8.08%
NAV	7.54%	12.04%	7.68%	10.04%	10.62%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	6.45%	7.01%
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$4.86

NAV	$4.67

Premium/(Discount) to NAV	4.07%

Market Price Distribution Rate (2)	11.85%

NAV Distribution Rate (2)	12.33%

Total Effective Leverage (3)	20.80%
Investment Objective and Strategy Overview
PIMCO High Income Fund’s primary investment objective is to seek high current income, with capital appreciation as a secondary objective.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to emerging market debt contributed to performance, as the securities posted positive total returns.

»	Exposure to high yield contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

»	Holdings related to emerging market special situations detracted from performance, as holdings of a Brazilian telecom operator posted negative returns.

8	PIMCO CLOSED-END FUNDS

PIMCO Income Strategy Fund

Symbol on NYSE - PFL

Cumulative Returns Through December 31, 2025

(in thousands)
$50.0
40.0
30.0
20.0
10.0
0
08/03
10/14
12/25
FUND'S NET ASSET VALUE
$45,869
FUND MARKET PRICE
$44,979
INDEX
$44,739

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of December 31, 2025
†
§

Loan Participations and Assignments	31.1%

Corporate Bonds & Notes	28.9%

Short-Term Instruments ‡	8.9%

Non-Agency Mortgage-Backed Securities	8.4%

Asset-Backed Securities	7.8%

Common Stocks	7.5%

Sovereign Issues	2.3%

U.S. Government Agencies	1.7%

Preferred Securities	1.5%

Other	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (08/29/03)
Market Price	7.37%	13.51%	5.37%	9.71%	6.96%
NAV	6.17%	10.94%	5.99%	8.64%	7.05%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	6.45%	6.93%	♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
♦
Average annual total return since 8/31/2003.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$8.43

NAV	$7.98

Premium/(Discount) to NAV	5.64%

Market Price Distribution Rate (2)	11.59%

NAV Distribution Rate (2)	12.24%

Total Effective Leverage (3)	10.86%
Investment Objective and Strategy Overview
PIMCO Income Strategy Fund’s investment objective is to seek high current income, consistent with the preservation of capital.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to high yield contributed to performance, as the securities posted positive total returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	9

PIMCO Income Strategy Fund II

Symbol on NYSE - PFN

Cumulative Returns Through December 31, 2025

(in thousands)
$40.0
30.0
20.0
10.0
0
10/04
05/15
12/25
INDEX
$38,035
FUND'S NET ASSET VALUE
$37,972
FUND MARKET PRICE
$37,338

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of December 31, 2025
†
§

Loan Participations and Assignments	33.6%

Corporate Bonds & Notes	33.2%

Common Stocks	7.1%

Non-Agency Mortgage-Backed Securities	7.0%

Sovereign Issues	5.1%

Asset-Backed Securities	4.1%

U.S. Government Agencies	2.7%

Short-Term Instruments ‡	2.6%

Convertible Bonds & Notes	2.1%

Preferred Securities	1.2%

Other	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return (1) for the period ended December 31, 2025

	6 Month*	1 Year	5 Year	10 Year	Commencement of Operations (10/29/04)
Market Price	7.71%	13.47%	5.92%	9.65%	6.42%
NAV	7.70%	12.87%	6.30%	8.73%	6.50%
ICE BofA US High Yield Index	3.78%	8.50%	4.50%	6.45%	6.51%	♦
All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.
* Cumulative return
♦
Average annual total return since 10/31/2004.
It is not possible to invest directly in an unmanaged index.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. The NAV presented may differ from the NAV reported for the same period in other Fund materials. Performance current to the most recent month-end
is available at www.pimco.com or via (844)
33-PIMCO.
Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The index is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or market price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (‘‘ROC’’) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be made on Form 1099 DIV sent to shareholders each January.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Fund Information as of December 31, 2025
(1)

Market Price	$7.50

NAV	$7.20

Premium/(Discount) to NAV	4.17%

Market Price Distribution Rate (2)	11.49%

NAV Distribution Rate (2)	11.97%

Total Effective Leverage (3)	24.32%
Investment Objective and Strategy Overview
PIMCO Income Strategy Fund II’s investment objective is to seek high current income, consistent with the preservation of capital.
Fund Insights at NAV
The following affected performance (on a gross basis) during the reporting period:

»
Holdings related to corporate special situation investments, which include companies undergoing stress, distress, challenges, or significant transition, contributed to performance, as the securities posted positive returns.

»	Exposure to bank loans contributed to performance, as the securities posted positive total returns.

»	Exposure to high yield contributed to performance, as the securities posted positive total returns.

»
The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the Turkish lira detracted from performance, as the currency depreciated versus the U.S. dollar.

10	PIMCO CLOSED-END FUNDS

Index Descriptions

Index*	Index Description

ICE BofA US High Yield Index
ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Bonds must be rated below investment grade based on a composite of Moody’s and S&P.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	11

Financial Highlights

		Investment Operations		Less Distributions to ARPS (c)			Less Distributions to Common Shareholders (d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Corporate & Income Opportunity Fund

07/01/2025 - 12/31/2025+	$11.73	$0.59	$0.17	$0.00	$0.00	$0.76	$(0.71)	$0.00	$0.00	$(0.71)

06/30/2025	11.17	1.25	0.36	0.00	0.00	1.61	(1.28)	0.00	(0.15)	(1.43)

06/30/2024	10.83	1.11	0.33	(0.07)	0.00	1.37	(0.95)	0.00	(0.48)	(1.43)

06/30/2023	11.21	1.32	(0.25)	(0.12)	0.00	0.95	(1.58)	0.00	0.00	(1.58)

08/01/2021 - 06/30/2022 (h)	14.40	1.21	(3.22)	(0.01)	0.00	(2.02)	(1.32)	0.00	0.00	(1.32	) (i)

07/31/2021	12.44	1.32	1.78	0.00	0.00	3.10	(1.22)	0.00	(0.34)	(1.56)

07/31/2020	14.66	1.36	(2.41)	(0.05)	0.00	(1.10)	(1.59)	0.00	0.00	(1.59)

PIMCO Corporate & Income Strategy Fund

07/01/2025 - 12/31/2025+	$11.82	$0.58	$0.16	$0.00	$0.00	$0.74	$(0.68)	$0.00	$0.00	$(0.68)

06/30/2025	11.40	1.20	0.35	0.00	0.00	1.55	(1.27)	0.00	(0.08)	(1.35)

06/30/2024	11.14	1.01	0.37	(0.02)	0.00	1.36	(1.00)	0.00	(0.35)	(1.35)

06/30/2023	11.60	1.19	(0.27)	(0.03)	0.00	0.89	(1.50)	0.00	0.00	(1.50)

08/01/2021 - 06/30/2022 (h)	14.54	1.11	(2.93)	0.00	0.00	(1.82)	(1.24)	0.00	0.00	(1.24	) (i)

07/31/2021	12.76	1.24	1.77	0.00	0.00	3.01	(1.35)	0.00	0.00	(1.35)

07/31/2020	14.94	1.31	(2.07)	(0.01)	0.00	(0.77)	(1.41)	0.00	0.00	(1.41)

PIMCO High Income Fund

07/01/2025 - 12/31/2025+	$4.62	$0.24	$0.09	$0.00	$0.00	$0.33	$(0.29)	$0.00	$0.00	$(0.29)

06/30/2025	4.56	0.50	0.12	0.00	0.00	0.62	(0.53)	0.00	(0.05)	(0.58)

06/30/2024	4.51	0.40	0.22	(0.02)	0.00	0.60	(0.48)	0.00	(0.10)	(0.58)

06/30/2023	4.72	0.48	(0.10)	(0.03)	0.00	0.35	(0.58)	0.00	0.00	(0.58)

08/01/2021 - 06/30/2022 (h)	5.92	0.47	(1.14)	0.00	0.00	(0.67)	(0.53)	0.00	0.00	(0.53	) (i)

07/31/2021	5.01	0.56	0.93	0.00	0.00	1.49	(0.44)	0.00	(0.14)	(0.58)

07/31/2020	6.38	0.65	(1.30)	(0.01)	0.00	(0.66)	(0.68)	0.00	(0.03)	(0.71)

PIMCO Income Strategy Fund

07/01/2025 - 12/31/2025+	$7.99	$0.36	$0.10	$0.00	$0.00	$0.46	$(0.49)	$0.00	$0.00	$(0.49)

06/30/2025	7.84	0.82	0.28	0.00	0.00	1.10	(0.83)	0.00	(0.15)	(0.98)

06/30/2024	7.77	0.74	0.27	(0.04)	0.00	0.97	(0.64)	0.00	(0.34)	(0.98)

06/30/2023	8.39	0.86	(0.44)	(0.09)	0.00	0.33	(0.98)	0.00	0.00	(0.98)

08/01/2021 - 06/30/2022 (h)	10.66	0.75	(2.11)	(0.02)	0.00	(1.38)	(0.90)	0.00	0.00	(0.90	) (i)

07/31/2021	9.46	0.91	1.32	(0.02)	0.00	2.21	(0.84)	0.00	(0.24)	(1.08)

07/31/2020	11.00	1.01	(1.52)	(0.04)	0.00	(0.55)	(0.97)	0.00	(0.11)	(1.08)

PIMCO Income Strategy Fund II

07/01/2025 - 12/31/2025+	$7.10	$0.37	$0.15	$0.00	$0.00	$0.52	$(0.43)	$0.00	$0.00	$(0.43)

06/30/2025	6.93	0.80	0.21	0.00	0.00	1.01	(0.82)	0.00	(0.04)	(0.86)

06/30/2024	6.85	0.69	0.24	(0.05)	0.00	0.88	(0.57)	0.00	(0.29)	(0.86)

06/30/2023	7.38	0.76	(0.37)	(0.08)	0.00	0.31	(0.86)	0.00	0.00	(0.86)

08/01/2021 - 06/30/2022 (h)	9.42	0.67	(1.90)	(0.02)	0.00	(1.25)	(0.80)	0.00	0.00	(0.80	) (i)

07/31/2021	8.53	0.78	1.05	(0.02)	0.00	1.81	(0.75)	0.00	(0.21)	(0.96)

07/31/2020	9.91	0.86	(1.32)	(0.03)	0.00	(0.49)	(0.90)	0.00	(0.06)	(0.96)

12	PIMCO CLOSED-END FUNDS	See Accompanying Notes

			Common Share			Ratios/Supplemental Data
							Ratios to Average Net Assets (f)(j)
Increase resulting from Common Share Offering	Offering Cost Charged to Paid in Capital	Increase Resulting from Tender of ARPS (c)	Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (g)		Expenses Excluding Waivers (g)		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$0.14	$0.00	$0.00	$11.92	12.90	(2.08)%	2,472,027	1.27	%*	1.27	%*	0.66	%*	0.66	%*	9.77	%*	20%

0.38	0.00	0.00	11.73	13.91	7.87	2,246,776	1.27		1.27		0.67		0.67		10.78		49

0.35	0.00	0.05	11.17	14.31	13.77	1,817,343	2.33		2.33		0.74		0.74		10.07		31

0.25	0.00	0.00	10.83	14.00	27.06	1,532,891	2.23		2.23		0.78		0.78		11.80		35

0.15	0.00	0.00	11.21	12.51	(33.71)	1,361,439	1.13	*	1.13	*	0.77	*	0.77	*	9.86	*	58

0.42	0.00	0.00	14.40	20.56	46.75	1,643,538	1.06		1.06		0.76		0.76		9.60		58

0.47	(0.00)	0.00	12.44	15.34	(8.77)	1,248,837	1.30		1.30		0.82		0.82		10.20		34

$0.06	$0.00	$0.00	$11.94	12.76	6.21%	864,292	1.29	%*	1.29	%*	0.83	%*	0.83	%*	9.55	%*	20%

0.22	0.00	0.00	11.82	12.69	6.67	792,344	1.20		1.20		0.83		0.83		10.22		48

0.22	0.00	0.03	11.40	13.21	12.39	657,867	2.31		2.31		0.87		0.87		8.96		28

0.15	0.00	0.00	11.14	13.11	17.15	551,441	2.40		2.40		0.89		0.89		10.38		29

0.12	0.00	0.00	11.60	12.65	(27.59)	509,542	1.22	*	1.22	*	0.88	*	0.88	*	8.89	*	47

0.12	(0.00)	0.00	14.54	18.93	34.41	605,830	1.15		1.15		0.87		0.87		8.95		48

N/A	N/A	0.00	12.76	15.29	(7.72)	509,488	1.57		1.57		0.87		0.87		9.57		31

$0.01	$0.00	$0.00	$4.67	4.86	7.64%	846,181	1.39	%*	1.39	%*	0.78	%*	0.78	%*	10.17	%*	20%

0.02	0.00	0.00	4.62	4.80	12.54	804,758	1.44		1.44		0.79		0.79		10.64		37

0.01	0.00	0.02	4.56	4.82	9.17	720,939	2.91		2.91		0.85		0.85		8.95		29

0.02	0.00	0.00	4.51	5.00	9.20	667,041	2.70		2.70		0.92		0.92		10.14		27

0.00	0.00	0.00	4.72	5.17	(18.39)	640,448	1.18	*	1.18	*	0.86	*	0.86	*	9.30	*	37

N/A	N/A	0.00	5.92	6.95	47.82	792,773	1.14		1.14		0.86		0.86		9.96		60

N/A	N/A	0.00	5.01	5.18	(27.55)	664,144	1.73		1.73		0.86		0.86		11.42		40

$0.02	$0.00	$0.00	$7.98	8.43	7.37%	384,609	1.33	%*	1.33	%*	0.95	%*	0.95	%*	8.93	%*	10%

0.03	0.00	0.00	7.99	8.34	15.41	362,657	1.86		1.86		1.03		1.03		10.20		16

0.02	0.00	0.06	7.84	8.15	12.60	319,385	3.34		3.34		1.18		1.18		9.45		19

0.03	0.00	0.00	7.77	8.19	2.64	296,531	2.81		2.81		1.26		1.26		10.58		35

0.01	0.00	0.00	8.39	8.99	(21.16)	297,796	1.64	*	1.64	*	1.37	*	1.37	*	8.31	*	47

0.07	0.00	0.00	10.66	12.47	38.31	365,580	1.62		1.62		1.36		1.36		8.81		42

0.09	(0.00)	0.00	9.46	9.95	(7.65)	295,167	1.69		1.69		1.21		1.21		10.03		21

$0.01	$0.00	$0.00	$7.20	7.50	7.71%	702,820	2.00	%*	2.00	%*	1.03	%*	1.03	%*	10.15	%*	15%

0.02	0.00	0.00	7.10	7.39	16.21	669,488	1.71		1.71		0.98		0.98		11.32		35

0.01	0.00	0.05	6.93	7.17	12.55	608,295	3.09		3.09		1.13		1.13		9.94		26

0.02	0.00	0.00	6.85	7.21	2.62	577,280	2.57		2.57		1.22		1.22		10.60		33

0.01	0.00	0.00	7.38	7.92	(21.31)	581,955	1.54	*	1.54	*	1.29	*	1.29	*	8.32	*	45

0.04	0.00	0.00	9.42	11.01	37.03	723,617	1.54		1.54		1.29		1.29		8.58		38

0.07	(0.00)	0.00	8.53	8.88	(7.75)	605,851	1.62		1.62		1.15		1.15		9.49		21

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	13

Financial Highlights	(Cont.)

Ratios/Supplemental Data
	ARPS
Selected Per Share Data for the Year or Period Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)

PIMCO Corporate & Income Opportunity Fund
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	$4,375,000	$10,400,210	$25,000	N/A
6/30/2023	212,650,000	204,962	25,000	N/A
8/1/2021 - 6/30/2022 (i)	212,650,000	184,988	25,000	N/A
7/31/2021	212,650,000	218,218	25,000	N/A
7/31/2020	212,650,000	171,815	25,000	N/A

PIMCO Corporate & Income Strategy Fund
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	1,075,000	15,313,685	25,000	N/A
6/30/2023	23,525,000	610,350	25,000	N/A
8/1/2021 - 6/30/2022 (i)	23,525,000	566,333	25,000	N/A
7/31/2021	23,525,000	668,805	25,000	N/A
7/31/2020	23,525,000	566,423	25,000	N/A

PIMCO High Income Fund
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	1,675,000	10,779,665	25,000	N/A
6/30/2023	58,050,000	311,948	25,000	N/A
8/1/2021 - 6/30/2022 (i)	58,050,000	300,723	25,000	N/A
7/31/2021	58,050,000	366,413	25,000	N/A
7/31/2020	58,050,000	311,018	25,000	N/A

PIMCO Income Strategy Fund
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	925,000	8,653,090	25,000	N/A
6/30/2023	45,200,000	188,823	25,000	N/A
8/1/2021 - 6/30/2022 (i)	45,200,000	189,645	25,000	N/A
7/31/2021	45,200,000	227,165	25,000	N/A
7/31/2020	45,200,000	188,225	25,000	N/A

PIMCO Income Strategy Fund II
7/1/2025 - 12/31/2025+	N/A	N/A	N/A	N/A
6/30/2025	N/A	N/A	N/A	N/A
6/30/2024	3,250,000	4,699,268	25,000	N/A
6/30/2023	87,425,000	189,850	25,000	N/A
8/1/2021 - 6/30/2022 (i)	87,425,000	191,350	25,000	N/A
7/31/2021	87,425,000	231,880	25,000	N/A
7/31/2020	87,425,000	198,210	25,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
~	Not covered by the Report of Independent Registered Public Accounting Firm.
(a)
Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)
Auction Rate Preferred Shareholders (“ARPS”). From February 20, 2002 until November 8, 2024, the Funds had one or more series of ARPS outstanding with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

(d)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

14	PIMCO CLOSED-END FUNDS	See Accompanying Notes

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions. See Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for more information.

(h)	Fiscal year end changed from July 31st to June 30th.
(i)
Total distributions for the period ended June 30, 2022 may be lower than prior fiscal years due to fiscal year end change resulting in a reduction of the amount of days in the period ended June 30, 2022.

(j)
Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(1)
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS, bears to the aggregate of the involuntary liquidation preference of ARPS, expressed as a dollar amount per ARPS.

(2)
“Involuntary Liquidating Preference“ means the amount to which a holder of ARPS would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

(3)
Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of Auction-Rate Preferred Shares (“ARPS”) at the full liquidation preference (i.e., face value) of the ARPS. Prior to this redemption, there was no active trading market for the ARPS and the Fund was not able to reliably estimate what their value would have been in a third-party market sale. The liquidation value of the ARPS represents its liquidation preference, which approximates fair value of the shares less any accumulated unpaid dividends.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	15

Statements of Assets and Liabilities	December 31, 2025	(Unaudited)

(Amounts in thousands † , except per share amounts)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Assets:

Investments, at value
Investments in securities*	$2,903,322	$980,286	$997,777	$372,819	$890,681
Investments in Affiliates	73,891	40,723	49,371	35,929	21,403
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,608	680	1,459	484	950
Over the counter	1,752	539	513	168	593
Cash	0	246	0	303	13
Deposits with counterparty	56,853	14,528	15,657	8,592	12,324
Foreign currency, at value	5,058	2,857	1,823	899	2,792
Receivable for investments sold	9,468	10,598	7,698	3,375	4,620
Receivable for TBA investments sold	0	0	88	0	0
Receivable for Fund shares sold	0	0	819	404	0
Interest and/or dividends receivable	34,681	11,347	12,245	4,222	10,735
Dividends receivable from Affiliates	112	67	81	104	43
Other assets	1,425	596	811	584	564
Total Assets	3,088,170	1,062,467	1,088,342	427,883	944,718

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$521,500	$169,598	$210,564	$32,006	$216,274
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,683	1,094	1,468	663	1,309
Over the counter	14,347	3,066	2,895	537	2,375
Payable for investments purchased	38,336	11,585	14,192	4,730	10,840
Payable for investments in Affiliates purchased	125	75	92	111	47
Payable for TBA investments purchased	0	0	177	0	0
Payable for unfunded loan commitments	8,699	2,965	909	544	2,441
Deposits from counterparty	2,893	991	1,774	357	748
Distributions payable to common shareholders	24,414	8,071	8,678	3,894	6,995
Overdraft due to custodian	1,383	0	707	0	0
Accrued management fees	1,396	608	561	311	665
Foreign capital gains tax payable	39	14	18	8	17
Other liabilities	328	108	126	113	187
Total Liabilities	616,143	198,175	242,161	43,274	241,898

Commitments and Contingent Liabilities^

Net Assets Applicable to Common Shareholders	$2,472,027	$864,292	$846,181	$384,609	$702,820

Net Assets Applicable to Common Shareholders Consist of:

Par value^^	$2	$1	$2	$0	$1
Paid in capital in excess of par	2,916,454	1,005,997	1,186,691	479,629	896,997
Distributable earnings (accumulated loss)	(444,429)	(141,706)	(340,512)	(95,020)	(194,178)

Net Assets Applicable to Common Shareholders	$2,472,027	$864,292	$846,181	$384,609	$702,820

Net Asset Value per Common Share (a)	$11.92	$11.94	$4.67	$7.98	$7.20

Common Shares Outstanding	207,367	72,389	181,272	48,214	97,635

Cost of investments in securities	$3,058,691	$1,043,537	$1,095,237	$410,049	$964,482
Cost of investments in Affiliates	$72,979	$40,719	$49,364	$35,902	$21,400
Cost of foreign currency held	$5,074	$2,865	$1,821	$907	$2,793
Cost or premiums of financial derivative instruments, net	$(25,355)	$(18,838)	$58,567	$(1,048)	$(12,297)

* Includes repurchase agreements of:	$5,900	$0	$2,400	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Statements of Operations

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands † )	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Investment Income:

Interest, net of foreign taxes*	$127,086	$43,899	$45,668	$18,112	$41,205
Dividends	1,742	756	1,794	435	953
Dividends from Investments in Affiliates	1,743	571	684	821	268
Miscellaneous income	2,128	436	366	0	0
Total Income	132,699	45,662	48,512	19,368	42,426

Expenses:

Management fees	7,810	3,413	3,190	1,763	3,531
Trustee fees and related expenses	115	41	43	19	36
Interest expense	7,313	1,943	2,544	709	3,374
Miscellaneous expense	48	22	24	12	26
Total Expenses	15,286	5,419	5,801	2,503	6,967

Net Investment Income (Loss)	117,413	40,243	42,711	16,865	35,459

Net Realized Gain (Loss):

Investments in securities	(8,253)	(3,992)	(19,590)	(4,445)	(5,367)
Investments in Affiliates	96	14	25	20	7
Exchange-traded or centrally cleared financial derivative instruments	589	(1,492)	1,322	(731)	(1,030)
Over the counter financial derivative instruments	4,743	1,719	1,345	22	724
Foreign currency	(243)	(555)	(221)	(216)	(940)

Net Realized Gain (Loss)	(3,068)	(4,306)	(17,119)	(5,350)	(6,606)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	30,410	11,619	28,767	7,177	15,311
Investments in Affiliates	833	(5)	(16)	(2)	(1)
Exchange-traded or centrally cleared financial derivative instruments	1,486	2,403	1,884	1,400	2,953
Over the counter financial derivative instruments	4,533	1,165	1,235	633	2,131
Foreign currency assets and liabilities	68	(189)	344	320	617

Net Change in Unrealized Appreciation (Depreciation)	37,330	14,993	32,214	9,528	21,011

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$151,675	$50,930	$57,806	$21,043	$49,864

* Foreign tax withholdings	$118	$42	$56	$27	$51

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	17

Statements of Changes in Net Assets

	PIMCO Corporate & Income Opportunity Fund		PIMCO Corporate & Income Strategy Fund

(Amounts in thousands † )	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$117,413	$221,245	$40,243	$75,410
Net realized gain (loss)	(3,068)	(17,681)	(4,306)	7,445
Net change in unrealized appreciation (depreciation)	37,330	71,392	14,993	12,293

Net Increase (Decrease) in Net Assets Resulting from Operations	151,675	274,956	50,930	95,148
Distributions on auction rate preferred shares from net investment income and/or realized capital gains	0	(143)	0	(16)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	151,675	274,813	50,930	95,132

Distributions to Common Shareholders:

From net investment income and/or net realized capital gains	(142,547)	(226,124)	(47,164)	(79,550)
Tax basis return of capital	0	(26,135)	0	(5,046)

Total Distributions to Common Shareholders (a)	(142,547)	(252,259)	(47,164)	(84,596)

Common Share Transactions**:

Net proceeds from at-the-market offering	198,326	376,085	63,428	114,865
Issued as reinvestment of distributions	17,797	30,794	4,754	9,076

Net increase (decrease) resulting from common share transactions	216,123	406,879	68,182	123,941

Total increase (decrease) in net assets applicable to common shareholders	225,251	429,433	71,948	134,477

Net Assets Applicable to Common Shareholders:

Beginning of period	2,246,776	1,817,343	792,344	657,867
End of period	$2,472,027	$2,246,776	$864,292	$792,344

**Common Share Transactions:

Shares sold	14,425	26,627	4,950	8,620
Shares issued as reinvestment of distributions	1,347	2,254	387	704

Net increase (decrease) in common shares outstanding	15,772	28,881	5,337	9,324

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Common Shares Offering in the Notes to Financial Statements.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO High Income Fund		PIMCO Income Strategy Fund		PIMCO Income Strategy Fund II

Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

$42,711	$82,865	$16,865	$35,585	$35,459	$73,259
(17,119)	19,200	(5,350)	(548)	(6,606)	4,380
32,214	1,400	9,528	12,214	21,011	14,630

57,806	103,465	21,043	47,251	49,864	92,269
0	(23)	0	(14)	0	(113)

57,806	103,442	21,043	47,237	49,864	92,156

(51,278)	(88,008)	(22,785)	(35,875)	(41,442)	(74,845)
0	(8,315)	0	(6,481)	0	(3,639)

(51,278)	(96,323)	(22,785)	(42,356)	(41,442)	(78,484)

29,853	67,013	21,847	35,071	20,904	40,121
5,042	9,687	1,847	3,320	4,006	7,400

34,895	76,700	23,694	38,391	24,910	47,521

41,423	83,819	21,952	43,272	33,332	61,193

804,758	720,939	362,657	319,385	669,488	608,295
$846,181	$804,758	$384,609	$362,657	$702,820	$669,488

6,156	13,776	2,609	4,200	2,803	5,409
1,078	2,068	230	412	558	1,038

7,234	15,844	2,839	4,612	3,361	6,447

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	19

Statements of Cash Flows

Six Months Ended December 31, 2025 (Unaudited)
(Amounts in thousands†)	PIMCO Corporate & Income Opportunity Fund	PIMCO Corporate & Income Strategy Fund	PIMCO High Income Fund	PIMCO Income Strategy Fund	PIMCO Income Strategy Fund II

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$151,675	$50,930	$57,806	$21,043	$49,864

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(1,162,172)	(375,927)	(372,304)	(55,714)	(276,162)
Proceeds from sales of long-term securities	590,988	206,005	205,902	51,700	150,117
(Purchases) Proceeds from sales of short-term portfolio investments, net	110,294	23,609	16,853	6,489	7,969
(Increase) decrease in deposits with counterparty	66	(2,572)	(2,544)	(1,321)	(2,084)
(Increase) decrease in receivable for investments sold	33,938	6,803	(317)	(1,505)	10,699
(Increase) decrease in interest and/or dividends receivable	(6,070)	(1,465)	(2,062)	286	(827)
(Increase) decrease in dividends receivable from Affiliates	428	128	96	30	44
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	4,598	1,875	3,674	1,033	2,790
Proceeds from (Payments on) over the counter financial derivative instruments	4,512	1,845	1,348	23	764
(Increase) decrease in other assets	(392)	479	(611)	247	176
Increase (decrease) in payable for investments purchased	(15,377)	(30,339)	(2,804)	1,728	(2,108)
Increase (decrease) in deposits from counterparty	(4,252)	(311)	946	(223)	(1,686)
Increase (decrease) in accrued management fees	254	106	80	32	149
Proceeds from short sales transactions	0	0	86	0	0
Payments on short sales transactions	0	0	(86)	0	0
Proceeds from (Payments on) foreign currency transactions	(203)	(741)	122	45	(18)
Increase (decrease) in foreign capital gains tax payable	17	6	7	2	7
Increase (decrease) in other liabilities	(1)	0	0	(1)	(1)
Net Realized (Gain) Loss
Investments in securities	8,253	3,992	19,590	4,445	5,367
Investments in Affiliates	(96)	(14)	(25)	(20)	(7)
Exchange-traded or centrally cleared financial derivative instruments	(589)	1,492	(1,322)	731	1,030
Over the counter financial derivative instruments	(4,743)	(1,719)	(1,345)	(22)	(724)
Foreign currency	243	555	221	216	940
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(30,410)	(11,619)	(28,767)	(7,177)	(15,311)
Investments in Affiliates	(833)	5	16	2	1
Exchange-traded or centrally cleared financial derivative instruments	(1,486)	(2,403)	(1,884)	(1,400)	(2,953)
Over the counter financial derivative instruments	(4,533)	(1,165)	(1,235)	(633)	(2,131)
Foreign currency assets and liabilities	(68)	189	(344)	(320)	(617)
Net amortization (accretion) on investments	(20,418)	(7,253)	(7,798)	(2,823)	(6,969)

Net Cash Provided by (Used for) Operating Activities	(346,377)	(137,509)	(116,701)	16,893	(81,681)

Cash Flows Received from (Used for) Financing Activities:

Net proceeds from at-the-market offering	203,990	64,392	29,467	21,682	20,904
Increase (decrease) in overdraft due to custodian	883	(334)	707	0	0
Cash distributions paid to common shareholders*	(122,921)	(41,814)	(45,887)	(20,724)	(37,193)
Proceeds from reverse repurchase agreements	1,624,841	478,127	620,282	164,032	724,186
Payments on reverse repurchase agreements	(1,360,753)	(362,129)	(489,836)	(181,219)	(626,025)

Net Cash Received from (Used for) Financing Activities	346,040	138,242	114,733	(16,229)	81,872

Net Increase (Decrease) in Cash and Foreign Currency	(337)	733	(1,968)	664	191

Cash and Foreign Currency:

Beginning of period	5,395	2,370	3,791	538	2,614
End of period	$5,058	$3,103	$1,823	$1,202	$2,805

* Reinvestment of distributions to common shareholders	$17,797	$4,754	$5,042	$1,847	$4,006

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$6,505	$1,487	$2,042	$975	$3,496

Non-Cash Payment In-Kind	$9,155	$3,261	$3,801	$1,995	$3,663

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

20	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 43.0%

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		$10,300	$10,375

Altar Bidco, Inc.
9.283% due 02/01/2030 ~		3,450	3,285

Altice France SA
6.391% - 7.966% (EUR003M + 4.375%) due 04/30/2028 ~	EUR	7,022	8,174
6.391% - 7.966% (EUR003M + 4.375%) due 10/30/2028 ~		2,935	3,421
6.391% - 7.966% (TSFR3M + 4.125%) due 04/30/2028 ~		$1,336	1,323
8.891% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	3,152	3,713
6.391% - 7.966% (TSFR3M + 5.063%) due 10/30/2028 ~		$6,855	6,789
9.360% (TSFR3M + 5.375%) due 05/14/2029 ~		1,700	1,689
8.891% (TSFR3M + 6.875%) due 05/31/2031 ~		19,911	19,932

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~		33,248	33,290

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~		17,501	17,138

BDO USA PC
8.273% (TSFR3M + 4.500%) due 08/31/2028 «~		518	513
8.865% (TSFR3M + 5.000%) due 08/31/2028 «~		6,756	6,772

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		35,514	30,198

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		2,209	2,191
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~		12,321	12,346

Comexposium
TBD% due 03/28/2026 «	EUR	24,800	35,557

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		$17,896	18,501

Cyberswift U.S. Finco LLC
7.905% (TSFR3M + 4.000%) due 10/08/2032 ~		2,900	2,899

Databricks, Inc.
TBD% due 01/03/2031 ~µ		1,087	1,106
TBD% due 01/05/2032 «µ		1,087	1,090
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		4,913	4,999

Dun & Bradstreet Corp.
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~µ		493	492
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~		4,927	4,882

Encina Private Credit LLC
TBD% - 19.000% due 11/30/2026 «~µ		4,166	4,041

Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	5,400	6,211
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$17,217	16,085

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		25,046	25,797

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		34,875	34,206
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~		10,172	9,990

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.973% (TSFR3M + 7.250%) due 09/13/2029 ~		$743	$749

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		26,984	26,850

Galaxy U.S. Opco, Inc.(5.840% Cash)
5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		23,478	22,647

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		14,035	14,081

Gray Television, Inc.
9.123% (TSFR1M + 5.250%) due 06/04/2029 ~		148	148

iHeartCommunications, Inc.
9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		1,890	1,736

INEOS U.S. Finance LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 02/07/2031 ~		2,157	1,738
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		20,319	16,541

ION Platform Finance U.S., Inc.
7.422% (TSFR3M + 3.750%) due 10/07/2032 ~		12,200	11,485

Ivanti Software, Inc.
TBD% (TSFR3M + 5.750%) due 06/01/2029 ~µ		3,454	3,574
TBD% (TSFR3M + 4.750%) due 06/01/2029 ~		25,781	21,552

J&J Ventures Gaming LLC
8.831% (TSFR1M + 5.000%) due 04/26/2028 «~		3,178	3,210

Jane Street Group LLC
5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~		2,600	2,591

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		189	159

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~		2,421	1,893

Lumen Technologies, Inc.
6.181% - 8.272% (TSFR1M + 2.350%) due 04/15/2030 ~		15,887	15,821

Magenta Security Holdings LLC
10.090% (TSFR3M + 6.250%) due 07/27/2028 ~		283	284
10.850% (TSFR3M + 6.750%) due 07/27/2028 ~		297	226
11.100% (TSFR3M + 7.000%) due 07/27/2028 ~		388	171

Magenta Security Holdings LLC (10.350% Cash)
10.350% (TSFR3M + 6.250%) due 07/27/2028 ~		1,380	324

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~		15,378	14,242

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(b)		4,506	237

MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 12/31/2031 ~		5,940	5,111

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		16,455	16,521
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		24,266	22,870

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		9,983	8,072
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		755	712

Obol France 3 SAS
7.103% - 7.223% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	12,437	14,456

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	16,450	$22,222

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~		$599	529

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		56,220	52,295

Polaris Newco LLC
6.066% - 8.702% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	15,300	17,122
6.066% - 8.702% (TSFR3M + 3.750%) due 06/02/2028 ~		$25,274	24,431

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	6,500	2,761

Project Alpha Intermediate Holding, Inc.
6.922% - 7.437% (TSFR3M + 3.250%) due 10/26/2030 ~		$5	5

Project Nova
7.080% - 7.284% due 08/31/2026 «~		500	500

Promotora de Informaciones SA
7.480% (EUR003M + 5.470%) due 12/31/2029 ~	EUR	57,292	66,215

Proofpoint, Inc.
6.672% - 7.690% (TSFR3M + 3.000%) due 08/31/2028 ~		$1,889	1,902

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		9,277	9,284

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		16,913	16,988

Spruce Bidco II, Inc.
TBD% - 10.088% (TSFR6M + 4.750%) due 01/30/2032 «~		3,372	3,401
TBD% - 10.088% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	611	449
TBD% - 10.088% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	65,443	422
TBD% - 10.088% due 01/30/2032 «~µ		$764	764

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	53,706	21,714

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~		15,900	17,705
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$28,584	26,821

Stonepeak Bayou Holdings LP
6.422% - 7.934% (TSFR3M + 2.750%) due 10/01/2032 ~		18,200	16,516

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	18,000	21,259

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$47,985	46,473

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		2,876	2,847
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		57,596	54,392
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		23,010	22,550

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	92,953	12,093

Upfield BV
8.300% due 12/31/2027 ~		$10,010	9,708

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		1,285	546

X Corp.
9.500% due 10/26/2029 ~		4,350	4,343

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	21

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		$32,862	$32,357

Total Loan Participations and Assignments (Cost $1,080,575)			1,063,620

CORPORATE BONDS & NOTES 38.3%

BANKING & FINANCE 6.0%

123 Lights Re Ltd.
14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		450	465

Alamo Re Ltd.
12.014% (FHMMUSTF + 8.434%) due 06/07/2027 ~		600	639
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		300	313

Antares Holdings LP
6.350% due 10/23/2029 (k)		1,150	1,174

Armor Holdco, Inc.
8.500% due 11/15/2029 (k)		13,000	13,154

Armor RE II Ltd.
12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~		350	370
13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~		250	269

Bayou Re Ltd.
11.962% (BNMMDTSC + 8.332%) due 04/30/2031 ~		300	318

BGC Group, Inc.
6.600% due 06/10/2029 (k)		1,300	1,358

Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250

BOI Finance BV
7.500% due 02/16/2027 (k)	EUR	6,400	7,756

Bonanza RE Ltd.
3.542% (T-BILL 3MO + 0.000%) due 01/08/2027 ~		$550	462
3.620% (MSMMUSTF + 0.000%) due 01/08/2026 ~		250	250

Cape Lookout Re Ltd.
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,200	2,280

CI Financial Corp.
7.500% due 05/30/2029 (k)		3,000	3,193

Country Garden Holdings Co. Ltd. (1.000% Cash or 2.500% PIK)
1.000% due 12/31/2032 «(b)		424	25

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	2,900	915

Credit Suisse AG AT1 Claim		$6,636	1,958

Diversified Healthcare Trust
7.250% due 10/15/2030 (k)		900	921

East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		600	600
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		300	306

EPR Properties
3.750% due 08/15/2029 (k)		100	97

Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		1,500	1,581
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		1,500	1,582
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		1,500	1,592

F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (k)		400	407

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/04/2029 (k)		$600	$626

Ford Motor Credit Co. LLC
5.755% (SOFRRATE + 2.030%) due 03/20/2028 ~(k)		2,400	2,414
5.918% due 03/20/2028 (k)		800	819

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		1,410	1,411

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		400	416

GSPA Monetization Trust
6.422% due 10/09/2029		3,181	3,220

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031 (k)		2,800	2,880
6.375% due 07/01/2034 (k)		2,400	2,446

Hampton Roads PPV LLC
6.171% due 06/15/2053 (k)		1,800	1,442

Handshake Re Ltd.
4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	250

Hestia Re Ltd.
3.730% (BNMMDTSC + 0.100%) due 04/22/2029 ~		54	30
10.380% (BNMMDTSC + 6.750%) due 03/13/2032 ~		250	258
11.880% (BNMMDTSC + 8.250%) due 03/13/2032 ~		250	260

Integrity RE III Ltd.
15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		400	422
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		350	403

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		1,100	1,179
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		1,100	1,205

ION Platform Finance SARL
6.500% due 09/30/2030	EUR	1,900	2,166
6.875% due 09/30/2032		600	676
7.875% due 05/01/2029		10,424	12,461

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (k)		$6,400	6,081

ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.000% due 08/01/2029 (k)		4,830	4,777

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,800	2,123

Long Walk Reinsurance Ltd.
13.850% (BRMMUSDF + 10.240%) due 01/30/2031 ~		$1,900	1,912

Longleaf Pine Re Ltd.
21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		350	385

Luca RE Ltd.
10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		1,000	1,033

Marex Group PLC
6.404% due 11/04/2029 (k)		900	934

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		300	312

New Immo Holding SA
3.250% due 07/23/2027	EUR	2,400	2,822

Nissan Motor Acceptance Co. LLC
5.773% (SOFRINDX + 2.050%) due 09/13/2027 ~(k)		$1,100	1,094

Palm RE Ltd.
11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		400	418

Polestar Re Ltd.
10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		350	350
12.542% (T-BILL 3MO + 9.000%) due 01/08/2029 ~		350	350

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		$850	$894
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		2,200	2,295

PRIO Luxembourg Holding SARL
6.750% due 10/15/2030 (k)		5,800	5,649

Purple Re Ltd.
12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		400	421

Quercus II Re DAC
13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	500	588

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$3,241	1,912

Starwood Property Trust, Inc.
5.250% due 10/15/2028 (k)		2,100	2,123

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	21,922	4,750

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$500	524
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		400	417
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		400	408

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (k)		23,466	21,850

Ursa Re II Ltd.
8.542% (T-BILL 3MO + 5.000%) due 12/07/2029 ~		250	250
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		700	700

Ursa Re Ltd.
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,100	1,122
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		2,300	2,392

Veraison Re Ltd.
8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	258

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		9,073	0

Winston RE Ltd.
13.840% (BNMMDTSC + 10.210%) due 02/26/2031 ~		280	297
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		1,700	1,802

WULF Compute LLC
7.750% due 10/15/2030 (k)		1,100	1,134

			149,596

INDUSTRIALS 29.4%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		64	61
5.250% due 10/01/2030 (k)		675	691

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033 (k)		6,254	5,744

Altice France SA
4.750% due 10/15/2030	EUR	539	597
6.500% due 04/15/2032 (k)		$1,255	1,204
6.875% due 10/15/2030 (k)		4,161	4,039
6.875% due 07/15/2032 (k)		2,790	2,678
7.250% due 11/01/2029	EUR	539	631
9.500% due 11/01/2029 (k)		$4,347	4,491

ams-OSRAM AG
10.500% due 03/30/2029	EUR	4,100	5,036
12.250% due 03/30/2029 (k)		$3,100	3,308

APLD ComputeCo LLC
9.250% due 12/15/2030		638	626

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (k)		4,500	4,192

Beignet Investor LLC
6.581% due 05/30/2049 (k)		46,740	49,423

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Burberry Group PLC
5.750% due 06/20/2030	GBP	4,529	$6,248

Centene Corp.
2.450% due 07/15/2028 (k)		$1,600	1,499
3.000% due 10/15/2030 (k)		1,400	1,254
3.375% due 02/15/2030 (k)		2,730	2,517
4.250% due 12/15/2027 (k)		800	796
4.625% due 12/15/2029		200	194

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029 (k)		2,540	2,211

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029 (k)		5,590	4,745

Cerdia Finanz GmbH
9.375% due 10/03/2031 (k)		6,900	7,167

Cheplapharm Arzneimittel GmbH
7.500% due 05/15/2030 (k)	EUR	15,400	18,792

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (k)		$17,500	16,388
7.000% due 06/15/2027 (k)		6,535	6,561

CoreWeave, Inc.
9.000% due 02/01/2031 (k)		5,200	4,772

CVS Pass-Through Trust
7.507% due 01/10/2032 (k)		1,004	1,066

DISH DBS Corp.
5.250% due 12/01/2026		24,092	23,381
5.750% due 12/01/2028		34,300	33,696
7.750% due 07/01/2026		18,800	18,583

Ecopetrol SA
4.625% due 11/02/2031 (k)		15,100	13,546
7.750% due 02/01/2032 (k)		38,400	39,568
8.375% due 01/19/2036 (k)		620	638

Flora Food Management BV
6.875% due 07/02/2029	EUR	2,800	3,275

Ford Motor Co.
7.700% due 05/15/2097 (k)		$16,931	17,616

Gray Media, Inc.
9.625% due 07/15/2032		1,200	1,246

Greene King Finance PLC
5.700% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	438

HCA, Inc.
7.500% due 11/15/2095 (k)		$4,516	4,914

HF Sinclair Corp.
6.250% due 01/15/2035 (k)		4,900	5,114

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		22,362	22,362

Incora Top Holdco LLC
6.000% due 01/30/2033 «(i)		15,797	24,650

Intralot Capital Luxembourg SA
6.500% due 10/15/2031 •	EUR	5,200	6,052
6.750% due 10/15/2031		3,500	4,103

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (k)		$7,424	7,486

Kronos International, Inc.
9.500% due 03/15/2029	EUR	8,500	9,356

Motion Finco SARL
8.375% due 02/15/2032		$1,000	899

National Mentor Holdings, Inc.
10.500% due 12/15/2030		6,000	6,037

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		3,924	2,812

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (k)		21,100	19,906
7.500% due 07/17/2030 (k)		2,100	2,206

Noble Finance II LLC
8.000% due 04/15/2030 (k)		30,400	31,603

NPC Ukrenergo
6.875% due 11/09/2028		1,000	860

Ocado Group PLC
10.500% due 08/08/2029 (k)	GBP	6,600	8,969
11.000% due 06/15/2030 (k)		12,450	16,984

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Petroleos Mexicanos
6.700% due 02/16/2032 (k)		$13,994	$13,965
6.840% due 01/23/2030		2,300	2,337

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		4,400	4,627

Repsol E&P Capital Markets U.S. LLC
5.204% due 09/16/2030 (k)		1,500	1,522
5.976% due 09/16/2035 (k)		1,200	1,224

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	1,500	1,415

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031 (k)		$60	57
4.100% due 10/01/2029		793	762

Tecpetrol SA
7.625% due 11/03/2030 (k)		7,700	7,655

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	10	16

Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)		$3,174	2,845
5.750% due 09/30/2039 (k)		16,623	16,733

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030	EUR	4,000	4,546

Transportadora de Gas del Sur SA
7.750% due 11/20/2035 (k)		$8,725	8,641

U.S. Renal Care, Inc.
8.831% due 06/28/2028		3,751	3,216

Ubisoft Entertainment SA
0.878% due 11/24/2027 (k)	EUR	8,200	8,884

United Airlines Pass-Through Trust
2.700% due 11/01/2033 (k)		$146	135
4.150% due 02/25/2033 (k)		63	62

Uzbekneftegaz JSC
8.750% due 05/07/2030		3,750	4,031

Valaris Ltd.
8.375% due 04/30/2030 (k)		32,291	33,618

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	250,000	18,704

Vedanta Resources Finance II PLC
9.125% due 10/15/2032 (k)		$3,900	3,935

Venture Global LNG, Inc.
7.000% due 01/15/2030		6,800	6,549
8.125% due 06/01/2028		2,400	2,432
9.500% due 02/01/2029 (k)		12,279	12,735
9.875% due 02/01/2032 (k)		4,195	4,336

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (k)		2,100	2,152
6.750% due 01/15/2036		2,300	2,357

Viridien
8.500% due 10/15/2030	EUR	2,133	2,635
10.000% due 10/15/2030 (k)		$9,873	10,418

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	10,400	12,329
6.750% due 01/15/2033 (k)		$8,700	8,633

VZ Secured Financing BV
7.500% due 01/15/2033		6,000	6,084

Wayfair LLC
7.250% due 10/31/2029 (k)		2,900	3,030
7.750% due 09/15/2030 (k)		21,950	23,463

Yinson Bergenia Production BV
8.498% due 01/31/2045		3,900	4,094

Yinson Boronia Production BV
8.947% due 07/31/2042 (k)		3,139	3,427

			726,835

UTILITIES 2.9%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	26	434

Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033		$400	430

Edison International
5.250% due 11/15/2028 (k)		3,531	3,580
6.250% due 03/15/2030 (k)		600	628

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FORESEA Holding SA
7.500% due 06/15/2030 (k)		$562	$554
7.500% due 06/15/2030		785	775

NGD Holdings BV
6.750% due 12/31/2026		816	747

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (b)		36,124	16,075

OI SA (8.500% PIK)
8.500% due 12/31/2028 (b)		68,637	815

Peru LNG SRL
5.375% due 03/22/2030 (k)		13,874	13,446

Qwest Corp.
7.375% due 05/01/2030		6,900	6,958

SW Finance I PLC
1.625% due 03/30/2027	GBP	6,580	8,479
2.375% due 05/28/2028		9,960	12,560

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (k)		$900	865
8.625% due 06/15/2032		4,700	4,633

			70,979

Total Corporate Bonds & Notes (Cost $1,011,052)			947,410

CONVERTIBLE BONDS & NOTES 2.4%

BANKING & FINANCE 0.0%

Country Garden Holdings Co. Ltd.
0.000% due 12/31/2031 «(f)		861	112

INDUSTRIALS 2.4%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	37,700	42,256

DISH Network Corp.
3.375% due 08/15/2026		$5,900	5,723

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	9,400	10,812

			58,791

Total Convertible Bonds & Notes (Cost $58,917)			58,903

MUNICIPAL BONDS & NOTES 0.7%

ARIZONA 0.1%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029		$2,100	2,204

CALIFORNIA 0.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041		100	78
3.850% due 06/01/2050		45	41
4.214% due 06/01/2050		2,400	1,757

			1,876

MICHIGAN 0.2%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		6,423	5,036

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		78,700	7,592

Total Municipal Bonds & Notes (Cost $20,563)			16,708

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	23

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 5.0%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
5.992% due 11/25/2055 «~	$12,954	$8,456

Federal Home Loan Mortgage Corp. REMICS
0.000% due 07/15/2039 - 03/15/2043 •	2,276	1,914
0.206% due 09/15/2042 •	711	404
0.277% due 03/15/2044 •	1,822	1,424
0.962% due 02/15/2036 •	4,336	4,285
3.000% due 12/25/2050 (a)(k)	6,079	1,106
3.002% due 02/15/2034 •(a)	541	59
3.500% due 10/15/2035 (a)	600	51

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
2.186% due 08/25/2057 ~	9,892	2,858
2.279% due 08/25/2058 ~	6,677	2,457
3.579% due 10/25/2058 ~	3,756	1,693
4.735% due 02/25/2059 ~	15,818	6,600

Federal Home Loan Mortgage Corp. STACR REMICS Trust
9.374% due 01/25/2034 •	5,000	5,995
10.974% due 01/25/2042 •	1,800	1,896
11.374% due 10/25/2041 •	14,900	15,564
11.674% due 11/25/2041 •	23,368	24,574
12.374% due 02/25/2042 •	5,899	6,326

Federal National Mortgage Association Connecticut Avenue Securities Trust
9.374% due 12/25/2041 •	9,800	10,139
9.874% due 10/25/2041 - 12/25/2041 •	19,110	19,771
10.074% due 11/25/2041 •	3,544	3,676
10.874% due 04/25/2042 •	2,600	2,772
13.374% due 03/25/2042 •	500	545
13.724% due 03/25/2042 •	600	657

Federal National Mortgage Association Interest STRIPS
5.000% due 02/25/2036 ~(a)	133	16

Federal National Mortgage Association REMICS
3.000% due 01/25/2042 (a)	49	1
3.500% due 02/25/2033 (a)	497	30
4.500% due 07/25/2050 (a)	3,372	786

Government National Mortgage Association REMICS
2.902% due 01/20/2042 •(a)	601	70
3.500% due 09/16/2041 - 06/20/2042 (a)	259	26

Total U.S. Government Agencies (Cost $125,383)		124,151

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (m)(o)	1,274	1,286

U.S. Treasury Notes
4.250% due 08/15/2035 (m)(o)	2,011	2,026

Total U.S. Treasury Obligations (Cost $3,370)		3,312

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%

Adjustable Rate Mortgage Trust
4.186% due 05/25/2036 •	1,359	562
4.996% due 01/25/2035 •	1,467	1,430

Atrium Hotel Portfolio Trust
5.548% due 12/15/2036 •(k)	12,835	12,586

Banc of America Funding Trust
4.086% due 06/26/2036 •	3,573	3,116
5.500% due 01/25/2036	14	14
6.000% due 07/25/2037	268	231

BCAP LLC Trust
3.729% due 03/27/2036 ~	1,909	1,298
4.459% due 03/26/2037 þ	1,104	1,880
4.627% due 02/26/2036 ~	1,046	966
7.000% due 12/26/2036 ~	1,627	957

BCP Trust
5.062% due 06/15/2038 •	450	347

Bear Stearns ALT-A Trust
4.159% due 08/25/2036 ~	1,991	889

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.474% due 11/25/2036 ~		$431	$217
4.542% due 08/25/2046 ~		2,230	1,508
4.635% due 09/25/2035 ~		360	155
5.221% due 11/25/2034 ~		133	128

Benchmark Mortgage Trust
2.760% due 02/15/2054 ~		8,388	4,906

BFLD Trust
6.815% due 10/15/2035 •		930	20
7.565% due 10/15/2035 •		4,700	62
8.065% due 10/15/2035 •		4,400	20

CD Mortgage Trust
5.688% due 10/15/2048		430	408

Chase Mortgage Finance Trust
4.669% due 12/25/2035 ~		6	5
6.000% due 02/25/2037		1,190	456
6.000% due 03/25/2037		274	143
6.000% due 07/25/2037		1,021	434

CHL Mortgage Pass-Through Trust
5.500% due 07/25/2037		406	164
6.000% due 04/25/2036		184	88

Citigroup Mortgage Loan Trust, Inc.
4.603% due 04/25/2037 ~		1,100	985
4.607% due 03/25/2037 ~		208	180
4.939% due 11/25/2035 ~		9,459	4,556
6.000% due 11/25/2036 ~		8,246	4,534

CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037		924	823

CLNY Trust
5.825% due 11/15/2038 •		1,125	1,084
6.174% due 11/15/2038 •		4,100	3,871
6.870% due 11/15/2038 •		3,150	2,791

Countrywide Alternative Loan Trust
1.404% due 04/25/2037 •(a)		13,319	1,179
4.268% due 03/20/2046 •		2,014	1,910
4.325% due 06/25/2037 ~		472	461
4.386% due 08/25/2035 •		1,192	611
5.500% due 03/25/2035		376	155
5.500% due 09/25/2035		2,647	1,799
5.750% due 01/25/2035		151	151
5.750% due 02/25/2035		297	197
6.000% due 02/25/2035		400	330
6.000% due 04/25/2036		1,111	474
6.000% due 05/25/2036		5,938	2,802
6.000% due 02/25/2037		1,992	978
6.000% due 04/25/2037		4,007	1,738
6.000% due 08/25/2037 •		6,219	2,866
6.250% due 10/25/2036		1,358	767
6.250% due 12/25/2036 •		2,347	937
6.500% due 08/25/2036		659	187
6.500% due 09/25/2036		306	146
7.531% due 02/25/2036 •		705	583

Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~		1,308	655

CSMC Mortgage-Backed Trust
5.750% due 04/25/2036		867	412

CSMC Trust
5.265% due 07/15/2038 •		1,000	896
8.044% due 07/15/2032 •		2,227	2,217

DBGS Mortgage Trust
3.843% due 04/10/2037 (k)		1,000	949
5.410% due 10/15/2039 •		1,000	1,000

Eurosail-U.K. PLC
5.251% due 06/13/2045 •	GBP	4,487	5,007
7.901% due 06/13/2045 •		1,394	1,558

First Horizon Alternative Mortgage Securities Trust
6.250% due 11/25/2036		$942	236

GS Mortgage Securities Corp. Trust
4.997% due 07/15/2035 •		1,298	857

GSR Mortgage Loan Trust
3.988% due 03/25/2037 ~		1,163	559
4.467% due 11/25/2035 ~		325	275

Hilton USA Trust
2.828% due 11/05/2035		2,100	1,821

HomeBanc Mortgage Trust
5.046% due 03/25/2035 •		49	32

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac IMSC Mortgage Loan Trust
6.500% due 07/25/2037	$6,532	$1,917

JP Morgan Alternative Loan Trust
4.065% due 03/25/2037 ~	3,617	3,104

JP Morgan Chase Commercial Mortgage Securities Trust
4.597% due 04/15/2037 •(k)	939	928
5.107% due 04/15/2037 •	5,636	5,544
5.405% due 06/15/2038 •	1,100	1,004
7.048% due 02/15/2035 •	4,772	4,565
7.235% due 10/05/2040 (k)	1,600	1,687

JP Morgan Mortgage Trust
4.526% due 06/25/2036 ~	239	156
5.282% due 01/25/2037 ~	311	261
5.368% due 02/25/2036 ~	670	439
5.567% due 10/25/2035 ~	5	5

Lehman Mortgage Trust
6.000% due 07/25/2037	9	8

Lehman XS Trust
4.286% due 06/25/2047 •	1,058	1,008

MASTR Alternative Loan Trust
6.750% due 07/25/2036	2,815	1,044

Merrill Lynch Mortgage Investors Trust
4.312% due 03/25/2036 ~	1,549	722

Morgan Stanley Capital I Trust
5.665% due 12/15/2036 •	8,125	175

New Orleans Hotel Trust
5.387% due 04/15/2032 •(k)	2,200	2,180

NYO Commercial Mortgage Trust
4.960% due 11/15/2038 •(k)	1,000	999
6.410% due 11/15/2038 •	2,500	2,468

PRET LLC
5.249% due 10/25/2055	13,419	13,425

PRPM LLC
5.385% due 10/25/2030 þ	2,611	2,617
5.503% due 08/25/2030 þ	2,685	2,694
6.255% due 05/25/2030 þ	900	902
6.469% due 05/25/2030 þ	902	904

RALI Trust
4.226% due 08/25/2036 •	244	250
4.306% due 05/25/2037 •	144	129
6.000% due 08/25/2036	220	193
6.000% due 05/25/2037	830	700

RBSSP Resecuritization Trust
4.066% due 10/27/2036 •	3,609	1,165
4.309% due 08/27/2037 •	8,000	3,854

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	1,857	1,839

Residential Asset Securitization Trust
5.750% due 02/25/2036	293	103
6.000% due 02/25/2037	1,475	607
6.250% due 09/25/2037	4,654	1,679

RFMSI Trust
4.873% due 02/25/2037 ~	1,225	794

SG Commercial Mortgage Securities Trust
2.937% due 03/15/2037 (k)	3,400	3,245

STARM Mortgage Loan Trust
5.860% due 02/25/2037 ~	128	110
6.219% due 04/25/2037 ~	120	56
6.467% due 02/25/2037 ~	863	797

Structured Adjustable Rate Mortgage Loan Trust
4.261% due 01/25/2036 ~	3,368	1,796
4.600% due 07/25/2035 ~	621	548
4.965% due 11/25/2036 ~	1,564	1,186

Structured Asset Mortgage Investments II Trust
3.966% due 08/25/2036 •	59	53

VASA Trust
4.765% due 07/15/2039 •(k)	1,000	988

Wachovia Mortgage Loan Trust LLC
1.769% due 08/25/2036 •	2,086	692

WaMu Mortgage Pass-Through Certificates Trust
3.865% due 10/25/2036 ~	484	429
3.898% due 07/25/2037 ~	320	288
4.104% due 02/25/2037 ~	397	343
4.651% due 07/25/2037 ~	675	615

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
4.869% due 05/25/2047 •	$9	$28
6.000% due 10/25/2035	748	600
6.000% due 03/25/2036	799	794
6.000% due 02/25/2037	2,136	1,834

Wells Fargo Commercial Mortgage Trust
5.575% due 09/15/2040 ~	500	505

WSTN Trust
7.690% due 07/05/2037 ~(k)	3,700	3,760
8.455% due 07/05/2037 ~(k)	3,700	3,726
9.835% due 07/05/2037 ~	3,000	3,042

Total Non-Agency Mortgage-Backed Securities (Cost $202,515)		172,063

ASSET-BACKED SECURITIES 6.0%

AUTOMOBILE ABS OTHER 0.3%

Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033	3,903	3,925
6.942% due 06/15/2033	1,038	1,042
10.219% due 06/15/2033	2,948	2,972

		7,939

CMBS OTHER 0.0%

LNR CDO III Ltd.
4.122% due 02/28/2043 •	3,114	0

N-Star REL CDO VIII Ltd.
4.234% due 02/01/2041 •	220	0

		0

HOME EQUITY OTHER 3.3%

ABFC Trust
4.791% due 07/25/2034 •	69	69
4.821% due 06/25/2035 •	948	910
4.896% due 03/25/2035 •	67	60
5.016% due 03/25/2035 •	114	90

ACE Securities Corp. Home Equity Loan Trust
4.551% due 05/25/2035 •	30	30
4.836% due 05/25/2035 •	296	243

Aegis Asset-Backed Securities Trust
4.566% due 08/25/2035 •	25	25
4.806% due 08/25/2035 •	700	115
4.821% due 06/25/2035 •	900	279

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.761% due 09/25/2035 •	360	361
4.791% due 11/25/2035 •	400	357
4.791% due 01/25/2036 •	1,100	1,041
4.821% due 05/25/2035 •	261	255
4.866% due 01/25/2036 •	1,100	988
5.196% due 03/25/2033 •	24	23
5.766% due 09/25/2034 •	2,723	2,152

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.536% due 01/25/2036 •	333	362

Asset-Backed Securities Corp. Home Equity Loan Trust
4.746% due 11/25/2035 •	700	688
4.851% due 04/25/2035 •	8	10
4.866% due 05/25/2035 •	198	197
4.926% due 04/25/2035 •	300	280

Bear Stearns Asset-Backed Securities I Trust
4.767% due 04/25/2035 •	379	383
4.866% due 10/25/2035 •	131	132
4.926% due 12/25/2035 •	799	798

Citigroup Mortgage Loan Trust, Inc.
4.821% due 10/25/2035 •	687	495

Countrywide Asset-Backed Certificates
4.836% due 05/25/2035 •	34	34
4.941% due 05/25/2035 •	136	135

Countrywide Asset-Backed Certificates Trust
4.191% due 05/25/2037 •	7,848	6,594
4.491% due 05/25/2036 •	274	219

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.956% due 08/25/2035 •	$203	$201
5.236% due 07/25/2035 ~	7,025	5,586

Encore Credit Receivables Trust
4.581% due 07/25/2035 •	79	75
4.896% due 07/25/2035 •	232	198

FBR Securitization Trust
4.776% due 09/25/2035 •	1,900	1,736
4.821% due 11/25/2035 •	1,000	597

Fremont Home Loan Trust
4.146% due 01/25/2037 •	4,825	2,227
4.326% due 02/25/2036 •	12,766	9,286
4.521% due 01/25/2036 •	1,400	1,198
4.806% due 04/25/2035 •	1,300	1,152
4.911% due 06/25/2035 •	127	127

GSAA Home Equity Trust
4.246% due 03/25/2037 •	966	263

GSAMP Trust
3.986% due 12/25/2036 •	1,160	624
4.246% due 01/25/2047 •	247	126

Home Equity Mortgage Loan Asset-Backed Trust
4.166% due 07/25/2037 •	2,247	1,264
4.551% due 03/25/2036 •	302	248

JP Morgan Mortgage Acquisition Trust
6.330% due 07/25/2036 þ	92	24

Long Beach Mortgage Loan Trust
4.761% due 08/25/2035 •	1,000	930
4.971% due 04/25/2035 •	1,900	1,875
8.346% due 10/25/2034 •	3,608	3,245

MASTR Asset-Backed Securities Trust
4.746% due 10/25/2035 •	400	378
4.821% due 05/25/2035 •	35	39
4.851% due 03/25/2035 •	404	409
4.866% due 03/25/2035 •	208	170
4.896% due 05/25/2035 •	400	402
4.926% due 03/25/2035 •	479	456

Merrill Lynch Mortgage Investors Trust
3.840% due 03/25/2037 þ	5,713	1,073
4.166% due 04/25/2037 •	1,305	617
4.791% due 02/25/2036 •	148	150
4.881% due 02/25/2036 •	80	78

Morgan Stanley ABS Capital I, Inc. Trust
3.996% due 10/25/2036 •	5,096	2,678
4.881% due 03/25/2035 •	253	234
4.941% due 01/25/2035 •	261	233

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ~	1,959	1,102

New Century Home Equity Loan Trust
4.491% due 12/25/2035 •	303	294
4.521% due 12/25/2035 •	573	515
4.626% due 03/25/2035 •	148	148
4.791% due 06/25/2035 •	131	141
4.821% due 06/25/2035 •	291	291
4.866% due 06/25/2035 •	366	377
4.971% due 03/25/2035 •	222	223

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.761% due 05/25/2035 •	540	432

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.821% due 07/25/2035 •	400	360

People’s Choice Home Loan Securities Trust
4.821% due 05/25/2035 •	300	215

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ	11,496	2,878
7.238% due 09/25/2037 þ	7,497	2,901

Residential Asset Securities Corporation Trust
4.791% due 12/25/2035 •	530	414

Securitized Asset-Backed Receivables LLC Trust
4.266% due 03/25/2036 •	12,205	11,840

Soundview Home Loan Trust
4.821% due 11/25/2035 •	383	381

Structured Asset Investment Loan Trust
4.821% due 06/25/2035 •	3,771	3,441

		81,177

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY SEQUENTIAL 0.0%

Structured Asset Securities Corp. Mortgage Loan Trust
5.646% due 08/25/2037 •		$2	$2

			2

WHOLE LOAN COLLATERAL 1.2%

Bear Stearns Asset-Backed Securities I Trust
4.246% due 04/25/2037 •		5,985	5,149

First Franklin Mortgage Loan Trust
4.166% due 10/25/2036 •		2,486	1,649
4.896% due 03/25/2035 •		661	637

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.896% due 04/25/2035 •		98	98

PRET LLC
5.184% due 11/25/2055 þ		3,233	3,243
5.193% due 10/25/2055 þ		5,225	5,238
5.265% due 12/25/2055 «þ		1,000	1,001
5.342% due 12/25/2055 þ		6,429	6,452
5.391% due 08/25/2055 þ		3,223	3,234
6.244% due 05/25/2055 þ		1,220	1,227
6.368% due 04/25/2055 þ		869	874

Securitized Asset-Backed Receivables LLC Trust
4.821% due 12/25/2034 •		136	119

			28,921

OTHER ABS 1.2%

Adagio VI CLO DAC
0.000% due 04/30/2031 ~	EUR	1,343	339

Apidos CLO XXVIII
0.000% due 10/20/2038 ~		$10,135	3,719

Belle Haven ABS CDO Ltd.
7.500% due 07/05/2046 •		324,260	720

Carlyle Global Market Strategies CLO Ltd.
0.000% due 04/17/2031 ~		6,000	124

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	554
0.000% due 03/31/2038 ~		2,441	1,456

Cork Street CLO DAC
0.000% due 11/27/2028 ~	EUR	700	101

Crown City CLO II
0.000% due 04/20/2035 ~		$1,600	612

Dryden 58 CLO Ltd.
0.000% due 07/17/2031 ~		14,311	396

Glacier Funding CDO III Ltd.
7.270% due 08/04/2035 •		7,164	529

GreenSky Home Improvement Trust
5.870% due 06/25/2059		744	761
6.360% due 06/25/2059		414	424

Man GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~		1,100	536

Marble Point CLO XXIII Ltd.
0.000% due 01/22/2052 ~		5,200	2,015

Marlette Funding Trust
0.000% due 09/17/2029 «		15	0

Pagaya AI Debt Selection Trust
3.270% due 05/15/2029		850	840

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «		8	2,845

SLM Student Loan Trust
0.000% due 01/25/2042 «		7	1,340

SMB Private Education Loan Trust
0.000% due 09/18/2046 «		3	639
0.000% due 10/15/2048 «		3	724

South Coast Funding V Ltd.
5.198% due 08/06/2039 •		1,077	332

Taberna Preferred Funding V Ltd.
4.542% due 08/05/2036 •		5,283	4,913

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	25

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Taberna Preferred Funding VI Ltd.
4.522% due 12/05/2036 •		$6,549	$6,026

			29,945

Total Asset-Backed Securities (Cost $216,793)			147,984

SOVEREIGN ISSUES 7.3%

Angola Government International Bonds
8.250% due 05/09/2028		5,100	5,133
9.244% due 01/15/2031		8,300	8,360
9.875% due 10/15/2035		2,450	2,428

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		7,599	4,917

Argentina Republic Government International Bonds
1.000% due 07/09/2029 (k)		1,081	967
3.500% due 07/09/2041 þ		17,491	12,138
4.125% due 07/09/2046 þ		110	78
5.000% due 01/09/2038 þ		22,691	17,676

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		2,240	2,160

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	1,200	1,400
5.000% due 09/19/2032		1,000	1,128
5.625% due 02/19/2036		1,200	1,325

Costa Rica Government International Bonds
5.500% due 11/21/2030		3,250	3,916

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	869,100	1,781

Dominican Republic Central Bank Notes
13.000% due 01/30/2026	DOP	37,960	603

Dominican Republic International Bonds
10.500% due 03/15/2037		1,200,100	20,467
10.750% due 06/01/2036		164,350	2,839
11.250% due 09/15/2035		45,950	811

El Salvador Government International Bonds
8.625% due 02/28/2029		$6,500	6,946
9.250% due 04/17/2030		10,700	11,671

Ghana Government International Bonds
0.000% due 07/03/2026 (f)		58	57
0.000% due 01/03/2030 (f)		135	119
5.000% due 07/03/2029 þ		871	858

Peru Government International Bonds
6.900% due 08/12/2037	PEN	4,600	1,433
6.950% due 08/12/2031		6,881	2,276

Romania Government International Bonds
5.125% due 09/24/2031	EUR	4,180	5,030
5.250% due 03/10/2030		4,100	5,042
5.250% due 05/30/2032		2,300	2,765
5.375% due 03/22/2031 (k)		3,340	4,089
5.375% due 06/07/2033		2,700	3,207
5.875% due 07/11/2032 (k)		8,300	10,180
6.750% due 07/11/2039		2,400	2,942

Russia Foreign Bonds - Eurobond
5.625% due 04/04/2042		$13,400	9,380
5.875% due 09/16/2043		200	137

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	490,700	11,418
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		700	16
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		500	12
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		98,200	2,286

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)		$766	456
0.000% due 02/01/2034 þ(g)		2,861	1,366
0.000% due 02/01/2035 þ(g)		2,418	1,378
0.000% due 02/01/2036 þ(g)		2,015	1,143
4.500% due 02/01/2029 þ(k)		3,298	2,482
4.500% due 02/01/2034 þ		3,769	2,309
4.500% due 02/01/2035 þ		3,287	1,972
4.500% due 02/01/2036 þ		3,663	2,161

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(c)		490	131
9.250% due 09/15/2027 ^(c)		598	200

Total Sovereign Issues (Cost $163,807)			181,589

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 5.4%

COMMUNICATION SERVICES 0.6%

Clear Channel Outdoor Holdings, Inc. (d)	1,167,686	$2,581

iHeartMedia, Inc. Class A (d)	275,106	1,144

iHeartMedia, Inc. Class B «(d)	213,502	782

Promotora de Informaciones SA Class A (d)	1,233,318	513

SES SA «(d)	460,477	7,157

Uniti Group, Inc. (d)	255,797	1,793

		13,970

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(d)(i)	97,336,701	0

West Marine «(d)(i)	13,000	82

		82

FINANCIALS 1.0%

Banca Monte dei Paschi di Siena SpA	2,152,500	22,918

UBS Group AG	4,114	190

XBP Global Holdings, Inc. (d)	1,223	8

		23,116

HEALTH CARE 2.3%

AmSurg Corp. «(d)(i)	1,271,774	57,120

INDUSTRIALS 1.5%

Drillco Holdings Luxembourg SA «(i)	76,260	1,720

Foresea Holdings SA «	31,696	715

Incora New Equity «(d)(i)	704,040	27,271

Luxco Co. Ltd. «(d)(i)	448,291	7,909

Mcdermott International Ltd. (d)	461	10

Westmoreland Mining Holdings «(d)(i)	44,693	25

Westmoreland Mining LLC «(d)(i)	45,087	127

		37,777

REAL ESTATE 0.0%

Country Garden Holdings Co. Ltd. (d)	3,600	0

MNSN Holdings, Inc. «(d)(i)	8,724	437

		437

Total Common Stocks (Cost $124,039)		132,502

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 08/01/2035 «	275,876	1,857

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	1,687	0

Total Warrants (Cost $1,680)		1,857

PREFERRED SECURITIES 1.1%

BANKING & FINANCE 0.6%

ADLER Group SA «	3,916,182	0

AGFC Capital Trust I
5.916% (US0003M + 1.750%) due 01/15/2067 (k)	1,800,000	1,201

	SHARES	MARKET VALUE (000S)

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	110,000	$93

Compeer Financial ACA
4.875% due 08/15/2026 (h)	4,400,000	4,341

Windstream Holdings II LLC «	9,034	8,979

		14,614

INDUSTRIALS 0.5%

Clover Holdings, Inc.
0.000% «(i)	37,854	728

SVB Financial Trust
0.000% due 11/07/2032 (f)	51,920	7
11.000% due 11/07/2032	9,947	4,740

Syniverse Holdings, Inc. «(i)	7,175,071	6,962

		12,437

Total Preferred Securities (Cost $28,225)		27,051

REAL ESTATE INVESTMENT TRUSTS 0.2%

REAL ESTATE 0.2%

VICI Properties, Inc.	210,228	5,912

Total Real Estate Investment Trusts (Cost $1,514)		5,912

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (j) 0.2%
		5,900

U.S. TREASURY BILLS 0.6%
3.671% due 01/13/2026 - 04/28/2026 (e)(f)(o)	$14,490	14,360

Total Short-Term Instruments (Cost $20,258)		20,260

Total Investments in Securities (Cost $3,058,691)		2,903,322

	SHARES
INVESTMENTS IN AFFILIATES 3.0%

COMMON STOCKS 0.4%

AFFILIATED INVESTMENTS 0.4%

Windstream Services LLC «	1,416,163	9,544

Total Common Stocks (Cost $8,639)		9,544

SHORT-TERM INSTRUMENTS 2.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%

PIMCO Short-Term Floating NAV Portfolio III	6,605,747	64,347

Total Short-Term Instruments (Cost $64,340)		64,347

Total Investments in Affiliates (Cost $72,979)		73,891

Total Investments 120.4% (Cost $3,131,670)		$2,977,213

Financial Derivative Instruments (l)(n) (0.5)% (Cost or Premiums, net $(25,355))		(13,670)

Other Assets and Liabilities, net (19.9)%		(491,516)

Net Assets Applicable to Common Shareholders 100.0%		$2,472,027

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
AmSurg Corp.	11/02/2023 - 11/06/2023	$53,141	$57,120	2.31%
Clover Holdings, Inc.	12/09/2024	568	728	0.03
Drillco Holdings Luxembourg SA	06/08/2023	1,523	1,720	0.07
Incora New Equity	01/31/2025	34,199	27,271	1.10
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	15,797	24,650	1.00
Luxco Co. Ltd.	10/01/2025	7,893	7,909	0.32
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	97	437	0.02
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 05/30/2025	7,082	6,962	0.28
West Marine	09/12/2023	187	82	0.00
Westmoreland Mining Holdings	07/29/2015 - 03/26/2019	1,161	25	0.00
Westmoreland Mining LLC	06/30/2023	299	127	0.01

		$121,947	$127,031	5.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	3.870%	12/31/2025	01/02/2026	$5,900	U.S. Treasury Notes 4.000% due 01/31/2031	$(6,008)	$5,900	$5,901

Total Repurchase Agreements						$(6,008)	$5,900	$5,901

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	0.000%	11/28/2025	TBD	(3)	EUR	(724)	$(851)
	1.750	09/01/2025	TBD	(3)		(2,099)	(2,482)
	3.600	12/12/2025	TBD	(3)		$(6,265)	(6,278)
BRC	3.000	12/19/2025	TBD	(3)		(2,385)	(2,388)
	3.250	12/19/2025	TBD	(3)	GBP	(1,200)	(1,619)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	27

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
	4.200%	12/15/2025	01/15/2026			$(925)	$(927)
BYR	4.210	12/15/2025	03/16/2026			(34,487)	(34,559)
	4.210	12/26/2025	03/16/2026			(1,037)	(1,038)
CDC	4.010	12/10/2025	02/09/2026			(15,093)	(15,134)
	4.110	12/10/2025	02/09/2026			(3,039)	(3,047)
	4.110	12/23/2025	04/16/2026			(1,301)	(1,302)
	4.210	12/17/2025	04/16/2026			(19,542)	(19,579)
	4.210	12/23/2025	04/09/2026			(1,556)	(1,558)
	4.210	12/23/2025	04/16/2026			(6,151)	(6,158)
	4.210	12/24/2025	04/09/2026			(7,807)	(7,815)
	4.210	12/29/2025	04/28/2026			(5,809)	(5,811)
	4.210	12/30/2025	04/01/2026			(563)	(563)
	4.210	12/30/2025	04/09/2026			(6,583)	(6,585)
	4.210	01/02/2026	05/01/2026			(2,606)	(2,606)
	4.230	10/28/2025	01/28/2026			(626)	(631)
	4.250	12/01/2025	03/02/2026			(35,954)	(36,090)
	4.250	12/05/2025	03/02/2026			(2,861)	(2,871)
	4.250	12/08/2025	03/02/2026			(20,034)	(20,093)
	4.270	12/08/2025	01/02/2026			(793)	(795)
	4.270	12/17/2025	01/02/2026			(1,835)	(1,838)
	4.330	10/28/2025	01/28/2026			(1,051)	(1,060)
CEW	4.330	11/26/2025	02/26/2026			(47,241)	(47,451)
DBL	3.950	12/12/2025	TBD	(3)		(15,712)	(15,749)
	4.151	12/19/2025	03/20/2026			(1,952)	(1,955)
	4.165	12/19/2025	02/20/2026			(19,116)	(19,147)
	4.251	12/19/2025	03/20/2026			(3,225)	(3,231)
	4.351	12/19/2025	03/20/2026			(3,176)	(3,182)
IND	4.220	11/12/2025	02/12/2026			(59)	(59)
	4.230	12/17/2025	03/17/2026			(3,068)	(3,074)
	4.250	11/28/2025	02/27/2026			(37,600)	(37,755)
	4.270	11/12/2025	02/12/2026			(54)	(54)
	4.400	12/18/2025	03/16/2026			(256)	(257)
JML	0.000	11/18/2025	TBD	(3)	EUR	(155)	(183)
MSC	3.750	12/12/2025	01/30/2026			$(1,581)	(1,584)
MYI	3.250	12/12/2025	TBD	(3)		(1,771)	(1,775)
	3.250	12/19/2025	TBD	(3)	GBP	(5,998)	(8,095)
	3.250	12/29/2025	TBD	(3)		(202)	(273)
	3.300	12/29/2025	TBD	(3)		(629)	(848)
RDR	4.000	12/18/2025	TBD	(3)		(989)	(990)
RTA	4.295	11/20/2025	05/20/2026			(16,508)	(16,597)
	4.295	12/02/2025	06/02/2026			(13,369)	(13,422)
	4.295	12/15/2025	05/20/2026			(1,144)	(1,147)
	4.295	12/18/2025	06/18/2026			(6,617)	(6,628)
SCX	2.150	06/17/2025	TBD	(3)	EUR	(6,377)	(7,582)
SOG	3.910	12/12/2025	TBD	(3)		$(4,893)	(4,904)
	4.330	11/03/2025	02/03/2026			(2,560)	(2,578)
	4.350	10/21/2025	01/21/2026			(612)	(617)
	4.450	11/03/2025	02/03/2026			(55,242)	(55,652)
	4.470	10/08/2025	01/08/2026			(2,633)	(2,661)
	4.470	10/16/2025	01/16/2026			(7,360)	(7,431)
	4.470	10/17/2025	01/16/2026			(40,836)	(41,227)
	4.470	10/30/2025	01/07/2026			(2,978)	(3,002)
UBS	2.070	06/11/2025	TBD	(3)	EUR	(3,160)	(3,757)
	2.498	12/05/2025	03/04/2026			(5,914)	(6,963)
	3.850	12/12/2025	TBD	(3)		$(1,352)	(1,355)
	3.930	12/12/2025	TBD	(3)		(16,599)	(16,637)

Total Reverse Repurchase Agreements							$(521,500)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$5,901	$0	$0	$5,901	$(6,008)	$(107)
BPS	0	(9,611)	0	(9,611)	10,769	1,158

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
BRC	$0	$(4,934)	$0	$(4,934)	$5,443	$509
BYR	0	(35,597)	0	(35,597)	40,550	4,953
CDC	0	(133,536)	0	(133,536)	149,925	16,389
CEW	0	(47,451)	0	(47,451)	49,373	1,922
DBL	0	(43,264)	0	(43,264)	50,198	6,934
IND	0	(41,199)	0	(41,199)	46,228	5,029
JML	0	(183)	0	(183)	217	34
MSC	0	(1,584)	0	(1,584)	2,119	535
MYI	0	(10,991)	0	(10,991)	11,253	262
RDR	0	(990)	0	(990)	1,033	43
RTA	0	(37,794)	0	(37,794)	44,428	6,634
SCX	0	(7,582)	0	(7,582)	7,840	258
SOG	0	(118,072)	0	(118,072)	135,140	17,068
TDM	0	0	0	0	18,775	18,775
UBS	0	(28,712)	0	(28,712)	11,796	(16,916)

Total Borrowings and Other Financing Transactions	$5,901	$(521,500)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(59,786)	$(266,674)	$(149,818)	$(476,278)
U.S. Government Agencies	0	(927)	0	0	(927)
Non-Agency Mortgage-Backed Securities	0	0	(27,515)	0	(27,515)
Sovereign Issues	0	0	0	(13,114)	(13,114)
Preferred Securities	0	(1,060)	0	0	(1,060)

Total Borrowings	$0	$(61,773)	$(294,189)	$(162,932)	$(518,894)

Payable for reverse repurchase agreements (5)					$(518,894)

(k)	Securities with an aggregate market value of $586,162 and cash of $1,783 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(319,695) at a weighted average interest rate of 4.290%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(2,606) is outstanding at period end.
(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.414%	$		900	$(9)	$22	$13	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.217			1,400	5	1	6	0	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.532			600	0	11	11	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651			20,300	314	13	327	3	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226			1,600	6	0	6	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367			3,700	81	(135)	(54)	0	(1)
Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030	4.628			600	7	3	10	2	0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.409		EUR	1,200	(116)	(9)	(125)	7	0
Worldline SA/France	5.000	Quarterly	12/20/2028	11.085			200	(29)	(3)	(32)	1	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.384			10,900	(2,010)	(165)	(2,175)	63	0

								$(1,751)	$(262)	$(2,013)	$76	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	29

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	43,400	$(211)	$452	$241	$49	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		15,700	1,524	2,419	3,943	0	(14)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		8,000	891	511	1,402	0	(8)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		3,900	800	2,308	3,108	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		$4,600	2	92	94	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		44,400	722	(1,096)	(374)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		35,000	329	268	597	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		12,450	(2)	322	320	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		49,800	(123)	(983)	(1,106)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		20,600	(5)	512	507	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	02/17/2027		90,000	(893)	1,680	787	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		6,000	(2)	151	149	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027		19,900	(51)	(377)	(428)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		73,900	280	(1,860)	(1,580)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		83,700	(7,417)	5,277	(2,140)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		47,100	(11)	2,585	2,574	44	0
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		71,000	(17)	3,971	3,954	68	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		175,700	1,523	512	2,035	0	(167)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		263,700	8,727	(14,461)	(5,734)	0	(368)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		38,700	(732)	352	(380)	47	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	12/21/2029		384,000	353	15,458	15,811	0	(511)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		568,100	(5,582)	(1,612)	(7,194)	0	(844)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		3,600	(60)	512	452	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		6,100	(1)	807	806	10	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		19,700	1,152	1,828	2,980	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		97,600	(1,365)	12,228	10,863	180	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		128,200	870	16,603	17,473	242	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		69,800	(9,546)	2,599	(6,947)	0	(137)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		28,110	(461)	558	97	65	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		161,500	(4,025)	(15,654)	(19,679)	0	(477)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		17,610	341	659	1,000	52	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(3)	752	749	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		19,800	(137)	7,624	7,487	51	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		28,200	(69)	11,830	11,761	71	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		29,300	(114)	11,734	11,620	75	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		9,800	(29)	3,327	3,298	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		17,000	1,539	7,028	8,567	40	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		144,400	962	62,929	63,891	361	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	2,600	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,300	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,300	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		700	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,000	0	(27)	(27)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		7,100	0	(57)	(57)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	2,449	2,841	14	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		17,200	1,607	1,562	3,169	19	0
Receive	6-Month EUR-EURIBOR	1.750	Annual	03/15/2033		1,900	149	(20)	129	2	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	4,129	4,831	19	0
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		39,800	480	5,561	6,041	25	0

							$(7,511)	$155,370	$147,859	$1,532	$(2,682)

Total Swap Agreements							$(9,262)	$155,108	$145,846	$1,608	$(2,683)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,608	$1,608	$0	$0	$(2,683)	$(2,683)

(m)
Securities with an aggregate market value of $1,915 and cash of $55,070 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	EUR	5,913		$6,945	$5	$(12)
	01/2026	GBP	319		427	0	(3)
	01/2026		$1,300	GBP	962	0	(3)
	02/2026	DOP	294,164		$4,616	13	(12)
	03/2026	PEN	7,126		2,114	0	(1)

BPS	01/2026	EUR	5,184		6,079	0	(16)
	01/2026		$1,334	EUR	1,132	0	(3)
	01/2026		33	IDR	548,640	0	0
	03/2026	TRY	110		$2	0	0
	08/2030	KWD	163		550	7	0

BRC	01/2026		$3,538	TRY	159,494	143	0
	02/2026		9,484		431,191	262	0
	03/2026		15,603		713,302	191	0

BSH	01/2026	JPY	12,403		$80	0	0
	02/2026	PEN	2,916		834	0	(32)

CBK	01/2026	AUD	185		121	0	(2)
	01/2026	DOP	28,610		441	0	(9)
	01/2026	EUR	13,408		15,711	8	(61)
	01/2026		$12,123	EUR	10,410	116	0
	01/2026		1,077	GBP	814	21	0
	03/2026	PEN	6,692		$1,973	0	(12)

FAR	01/2026	GBP	54,946		72,155	0	(1,909)
	01/2026		$225	MXN	4,173	6	0

GLM	01/2026	DOP	319,548		$5,160	132	0
	02/2026		260,162		4,074	5	(15)
	02/2026		$284	TRY	12,945	8	0
	03/2026	DOP	259,610		$4,011	6	(60)
	03/2026		$297	BRL	1,636	0	(3)
	05/2026	DOP	100,972		$1,549	0	(14)

JPM	01/2026	HKD	77,194		9,933	8	0
	01/2026	TRY	106		2	0	0

MBC	01/2026	CAD	757		538	0	(14)
	01/2026	EUR	6,036		7,088	0	(9)
	01/2026		$1,231	GBP	920	10	0

MYI	01/2026	GBP	1,840		$2,449	0	(31)

NGF	01/2026		$1,556	TRY	70,203	59	0
	02/2026		738		33,430	23	0
	03/2026		4,959		226,198	58	0

SCX	01/2026	EUR	1,057		$1,229	0	(13)
	01/2026	JPY	9,064		58	0	0
	01/2026		$55	IDR	912,553	0	0

SOG	01/2026	EUR	350,637		$405,954	0	(6,291)
	01/2026	JPY	35,993		230	0	0
	03/2026	MXN	14		1	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	31

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2026	PEN	6		$2	$0	$0

UAG	01/2026		1,503	EUR	1,285	8	0

Total Forward Foreign Currency Contracts						$1,089	$(8,525)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)		Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
											Asset	Liability
BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2028	0.792%		$	8,500	$(351)	$404	$53	$0

BRC	Panama Government International Bonds	1.000	Quarterly	12/20/2028	0.792			9,500	(392)	451	59	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822			400	(31)	0	0	(31)

CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.312			2,000	(10)	30	20	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822			1,700	(138)	6	0	(132)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		7,400	0	433	433	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		1,112	0	10	10	0

GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.620			1,000	140	(76)	64	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575			900	(25)	40	15	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706			3,500	(30)	20	0	(10)

JPM	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575			200	(6)	9	3	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822			2,600	(203)	1	0	(202)

MYC	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575			400	(10)	16	6	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.346			2,600	(507)	412	0	(95)

MYI	Turkiye Government International Bonds	1.000	Quarterly	12/20/2033	2.666			3,000	(597)	281	0	(316)

									$(2,160)	$2,037	$663	$(786)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
									Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	16,339	$(4,416)	$3,133	$0	$(1,283)

GST	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045		6,097	(290)	(222)	0	(512)
	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		1,386	(371)	262	0	(109)

MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		19,102	(5,162)	3,662	0	(1,500)

MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		20,795	(3,694)	2,062	0	(1,632)

							$(13,933)	$8,897	$0	$(5,036)

Total Swap Agreements							$(16,093)	$10,934	$663	$(5,822)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$18	$0	$53	$71	$(31)	$0	$0	$(31)	$40	$0	$40
BPS	7	0	0	7	(19)	0	0	(19)	(12)	0	(12)
BRC	596	0	59	655	0	0	(1,314)	(1,314)	(659)	500	(159)
BSH	0	0	0	0	(32)	0	0	(32)	(32)	0	(32)
CBK	145	0	20	165	(84)	0	(132)	(216)	(51)	0	(51)

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
DUB	$0	$0	$443	$443	$0	$0	$0	$0	$443	$(481)	$(38)
FAR	6	0	0	6	(1,909)	0	0	(1,909)	(1,903)	2,069	166
GLM	151	0	0	151	(92)	0	0	(92)	59	0	59
GST	0	0	79	79	0	0	(631)	(631)	(552)	556	4
JPM	8	0	3	11	0	0	(202)	(202)	(191)	0	(191)
MBC	10	0	0	10	(23)	0	0	(23)	(13)	0	(13)
MEI	0	0	0	0	0	0	(1,500)	(1,500)	(1,500)	1,230	(270)
MYC	0	0	6	6	0	0	(1,727)	(1,727)	(1,721)	1,803	82
MYI	0	0	0	0	(31)	0	(316)	(347)	(347)	340	(7)
NGF	140	0	0	140	0	0	0	0	140	0	140
SCX	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
SOG	0	0	0	0	(6,291)	0	0	(6,291)	(6,291)	7,308	1,017
UAG	8	0	0	8	0	0	0	0	8	0	8

Total Over the Counter	$1,089	$0	$663	$1,752	$(8,525)	$0	$(5,822)	$(14,347)

(o)
Securities with an aggregate market value of $13,806 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$76	$0	$0	$1,532	$1,608

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,089	$0	$1,089
Swap Agreements	0	663	0	0	0	663

	$0	$663	$0	$1,089	$0	$1,752

	$0	$739	$0	$1,089	$1,532	$3,360

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	33

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$1	$0	$0	$2,682	$2,683

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,525	$0	$8,525
Swap Agreements	0	5,822	0	0	0	5,822

	$0	$5,822	$0	$8,525	$0	$14,347

	$0	$5,823	$0	$8,525	$2,682	$17,030

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(335)	$(335)
Swap Agreements	0	477	0	0	447	924

	$0	$477	$0	$0	$112	$589

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,603	$0	$3,603
Swap Agreements	0	1,140	0	0	0	1,140

	$0	$1,140	$0	$3,603	$0	$4,743

	$0	$1,617	$0	$3,603	$112	$5,332

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(507)	$0	$0	$1,993	$1,486

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,264	$0	$4,264
Swap Agreements	0	269	0	0	0	269

	$0	$269	$0	$4,264	$0	$4,533

	$0	$(238)	$0	$4,264	$1,993	$6,019

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$870,175	$193,445	$1,063,620
Corporate Bonds & Notes
Banking & Finance	0	146,860	2,736	149,596
Industrials	0	679,823	47,012	726,835
Utilities	0	70,545	434	70,979
Convertible Bonds & Notes
Banking & Finance	0	0	112	112
Industrials	0	58,791	0	58,791
Municipal Bonds & Notes
Arizona	0	2,204	0	2,204
California	0	1,876	0	1,876
Michigan	0	5,036	0	5,036
West Virginia	0	7,592	0	7,592
U.S. Government Agencies	0	115,695	8,456	124,151
U.S. Treasury Obligations	0	3,312	0	3,312
Non-Agency Mortgage-Backed Securities	0	172,063	0	172,063
Asset-Backed Securities
Automobile ABS Other	0	7,939	0	7,939
Home Equity Other	0	81,177	0	81,177

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Home Equity Sequential	$0	$2	$0	$2
Whole Loan Collateral	0	27,920	1,001	28,921
Other ABS	0	24,397	5,548	29,945
Sovereign Issues	0	181,589	0	181,589
Common Stocks
Communication Services	5,518	513	7,939	13,970
Consumer Discretionary	0	0	82	82
Financials	8	23,108	0	23,116
Health Care	0	0	57,120	57,120
Industrials	10	0	37,767	37,777
Real Estate	0	0	437	437
Warrants
Communication Services	0	0	1,857	1,857
Preferred Securities
Banking & Finance	0	5,635	8,979	14,614
Industrials	0	4,747	7,690	12,437
Real Estate Investment Trusts
Real Estate	5,912	0	0	5,912
Short-Term Instruments
Repurchase Agreements	0	5,900	0	5,900
U.S. Treasury Bills	0	14,360	0	14,360

	$11,448	$2,511,259	$380,615	$2,903,322

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	$0	$0	$9,544	$9,544
Short-Term Instruments
Central Funds Used for Cash Management Purposes	64,347	0	0	64,347

	$64,347	$0	$9,544	$73,891

Total Investments	$75,795	$2,511,259	$390,159	$2,977,213

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,608	0	1,608
Over the counter	0	1,309	443	1,752

	$0	$2,917	$443	$3,360

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2,683)	$0	$(2,683)
Over the counter	0	(9,311)	(5,036)	(14,347)

	$0	$(11,994)	$(5,036)	$(17,030)

Total Financial Derivative Instruments	$0	$(9,077)	$(4,593)	$(13,670)

Totals	$75,795	$2,502,182	$385,566	$2,963,543

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$160,420	$28,999	$(23,938)	$469	$(1)	$(2,243)	$35,716	$(5,977)	$193,445	$(2,851)
Corporate Bonds & Notes
Banking & Finance	862	2,718	(105)	0	6	170	0	(915)	2,736	17
Industrials	44,914	2,089	(4,206)	92	0	4,123	0	0	47,012	3,016
Utilities	0	307	0	(2)	0	129	0	0	434	129
Convertible Bonds & Notes
Banking & Finance	0	112	0	0	0	0	0	0	112	0
U.S. Government Agencies	8,490	0	(126)	20	41	31	0	0	8,456	28
Asset-Backed Securities
Whole Loan Collateral	0	1,000	0	0	0	1	0	0	1,001	1
Other ABS	6,139	0	0	9	(2,227)	1,627	0	0	5,548	(340)
Common Stocks
Communication Services	23,486	0	(20,869)	0	11,074	(5,752)	0	0	7,939	7,608
Consumer Discretionary	82	0	0	0	0	0	0	0	82	0
Financials	15,885	0	(16,276)	0	(15,136)	15,527	0	0	0	0
Health Care	57,417	0	0	0	0	(297)	0	0	57,120	(296)
Industrials	26,133	7,893	0	0	0	3,741	0	0	37,767	3,741
Real Estate (3)	35	0	0	0	0	402	0	0	437	401
Warrants
Communication Services	4,604	1,681	(4,150)	0	1,097	(1,375)	0	0	1,857	176
Financials	3	0	(16)	0	(10,148)	10,161	0	0	0	0
Preferred Securities
Banking & Finance	0	9,034	0	0	0	(55)	0	0	8,979	(55)
Industrials	7,061	422	0	0	0	207	0	0	7,690	208

	$355,531	$54,255	$(69,686)	$588	$(15,294)	$26,397	$35,716	$(6,892)	$380,615	$11,783

Investments in Affiliates
Common Stocks
Affiliated Investments	$0	$8,639	$0	$0	$0	$905	$0	$0	$9,544	$905

Financial Derivative Instruments - Assets
Over the counter	$450	$0	$(3)	$0	$0	$(4)	$0	$0	$443	$(4)

Financial Derivative Instruments - Liabilities
Over the counter	$(5,264)	$101	$0	$0	$504	$(377)	$0	$0	$(5,036)	$(377)

Totals	$350,717	$62,995	$(69,689)	$588	$(14,790)	$26,921	$35,716	$(6,892)	$385,566	$12,309

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	35

Schedule of Investments	PIMCO Corporate & Income Opportunity Fund	(Cont.)	December 31, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$25,797	Comparable Companies	EBITDA Multiple	X	16.360	—
	71,546	Discounted Cash Flow	Discount Rate		4.814-75.000	7.033
	12,093	Indicative Market Quotation	Broker Quote		101.250	—
	25,397	Recent Transaction	Purchase price		98.000-99.000	98.112
	58,612	Third Party Vendor	Broker Quote		42.500-122.000	113.194
Corporate Bonds & Notes
Banking & Finance	2,123	Discounted Cash Flow	Discount Rate		5.429	—
	588	Recent Transaction	Purchase price		100.000	—
	25	Indicative Market Quotation	Broker Quote		6.000	—
Industrials	47,012	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
Utilities	434	Indicative Market Quotation	Broker Quote	EUR	14.125	—
Convertible Bonds & Notes
Banking & Finance	112	Indicative Market Quotation	Broker Quote		13.000	—
U.S. Government Agencies	8,456	Discounted Cash Flow	Discount Rate		11.515	—
Asset-Backed Securities
Whole Loan Collateral	1,001	Proxy Price	Base Price		100.000
Other ABS	5,548	Discounted Cash Flow	Discount Rate		12.000-20.000	18.551
Common Stocks
Communication Services	7,157	Indicative Market Quotation	Broker Quote		$15.542	—
	782	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Consumer Discretionary	82	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/Discount Rate	X/%	0.500/20.750	—
Health Care	57,120	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	27,270	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
	7,908	Indicative Market Quotation	Broker Quote	EUR	15.012	—
	2,589	Indicative Market Quotation	Broker Quote	$	0.563-22.563	20.930
Real Estate	437	Other Valuation Techniques (4)	—		—	—
Warrants
Communication Services	1,857	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	8,979	Discounted Cash Flow	Discount Rate		11.780	—
Industrials	729	Comparable Companies	Revenue/EBITDA Multiple	X	4.625/18.000	—
	6,961	Discounted Cash Flow	Discount Rate		14.350	—

Investments in Affiliates
Common Stocks
Affiliated Investments	9,544	Reference instrument	Stock Price w/Liquidity Discount		4.130	—

Financial Derivative Instruments - Assets
Over the counter	443	Indicative Market Quotation	Broker Quote		0.497-5.818	5.702

Financial Derivative Instruments - Assets
Over the counter	(5,036)	Indicative Market Quotation	Broker Quote		91.500-92.000	91.949

Total	$385,566

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 113.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 39.5%

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		$3,700	$3,727

Altice France SA
8.110% (TSFR3M + 4.125%) due 04/30/2028 ~		400	396
8.891% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	76	90
9.048% (TSFR3M + 5.063%) due 10/30/2028 ~		$1,500	1,485
9.360% (TSFR3M + 5.375%) due 05/14/2029 ~		7,100	7,056
8.891% - 5.966% (TSFR3M + 6.875%) due 05/31/2031 ~		3,511	3,514

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~		11,859	11,874

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~		6,265	6,135

BDO USA PC
8.273% (TSFR3M + 4.500%) due 08/31/2028 «~		184	182
8.865% (TSFR3M + 5.000%) due 08/31/2028 «~		2,400	2,406

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		12,315	10,472

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		803	797
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~		4,472	4,481

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		6,429	6,647

Cyberswift U.S. Finco LLC
7.905% (TSFR3M + 4.000%) due 10/08/2032 ~		1,800	1,799

Databricks, Inc.
TBD% due 01/03/2031 ~µ		399	406
TBD% due 01/05/2032 «µ		399	400
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		1,801	1,833

Dun & Bradstreet Corp.
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~µ		174	173
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~		1,736	1,720

Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	1,900	2,185
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$7,906	7,386

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		9,169	9,444

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		12,265	12,030
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~		3,528	3,465
10.973% (TSFR3M + 7.250%) due 09/13/2029 ~		273	275

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		7,573	7,536

Galaxy U.S. Opco, Inc.(5.840% Cash)
5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		5,905	5,696

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		5,226	5,243

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gray Television, Inc.
9.123% (TSFR1M + 5.250%) due 06/04/2029 ~		$52	$52

iHeartCommunications, Inc.
9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		536	492

INEOS U.S. Finance LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		8,185	6,663

ION Platform Finance U.S., Inc.
7.422% (TSFR3M + 3.750%) due 10/07/2032 ~		4,300	4,048

Ivanti Software, Inc.
TBD% (TSFR3M + 5.750%) due 06/01/2029 ~µ		1,263	1,307
TBD% (TSFR3M + 4.750%) due 06/01/2029 ~		9,426	7,879

J&J Ventures Gaming LLC
8.831% (TSFR1M + 5.000%) due 04/26/2028 «~		1,148	1,160

Jane Street Group LLC
5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~		900	897

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		75	63

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~		417	326

Lumen Technologies, Inc.
6.181% - 8.272% (TSFR1M + 2.350%) due 04/15/2030 ~		4,682	4,663

Magenta Security Holdings LLC
10.090% (TSFR3M + 6.250%) due 07/27/2028 ~		113	114
10.850% (TSFR3M + 6.750%) due 07/27/2028 ~		119	91
11.100% (TSFR3M + 7.000%) due 07/27/2028 ~		155	68

Magenta Security Holdings LLC (10.350% Cash)
10.350% (TSFR3M + 6.250%) due 07/27/2028 ~		552	130

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~		3,192	2,956

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(b)		2,172	114

MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 12/31/2031 ~		2,079	1,789

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		5,019	5,039
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		10,433	9,833

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		3,648	2,950
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		259	244

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	5,950	8,038

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		$19,727	18,350

Polaris Newco LLC
6.066% - 8.702% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	5,300	5,931
6.066% - 8.702% (TSFR3M + 3.750%) due 06/02/2028 ~		$8,877	8,581

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	2,400	1,019

Project Nova
7.080% - 7.284% due 08/31/2026 «~		$200	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Promotora de Informaciones SA
7.480% (EUR003M + 5.470%) due 12/31/2029 ~	EUR	20,771	$24,006

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		$3,292	3,294

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		6,047	6,074

Spruce Bidco II, Inc.
TBD% - 10.088% (TSFR6M + 4.750%) due 01/30/2032 «~		1,214	1,224
TBD% - 10.088% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	220	162
TBD% - 10.088% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	23,559	152
TBD% - 10.088% due 01/30/2032 «~µ		$275	275

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	16,503	6,701

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~		7,500	8,351
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$3,388	3,179

Stonepeak Bayou Holdings LP
6.422% - 7.934% (TSFR3M + 2.750%) due 10/01/2032 ~		4,200	3,811

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	6,500	7,677

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$15,623	15,131

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		960	950
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		21,197	20,018
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		7,680	7,526

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	33,814	4,399

Upfield BV
8.300% due 12/31/2027 ~		$3,600	3,491

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		1,440	612

X Corp.
9.500% due 10/26/2029 ~		1,400	1,398
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		11,631	11,453

Total Loan Participations and Assignments (Cost $349,919)			341,734

CORPORATE BONDS & NOTES 38.6%

BANKING & FINANCE 5.6%

Alamo Re Ltd.
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		300	313

Antares Holdings LP
6.350% due 10/23/2029 (j)		500	511

Armor Holdco, Inc.
8.500% due 11/15/2029 (j)		3,400	3,440

BGC Group, Inc.
6.600% due 06/10/2029 (j)		400	418

BOI Finance BV
7.500% due 02/16/2027	EUR	2,300	2,787

Cape Lookout Re Ltd.
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		$800	829

CI Financial Corp.
7.500% due 05/30/2029 (j)		1,100	1,171

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,000	315

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	37

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse AG AT1 Claim		$1,150	$339

Diversified Healthcare Trust
7.250% due 10/15/2030		400	409

East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		250	250
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		250	255

Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		500	527
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	527
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		500	531

F&G Annuities & Life, Inc.
6.250% due 10/04/2034 (j)		200	204
6.500% due 06/04/2029 (j)		500	522

Ford Motor Credit Co. LLC
5.755% (SOFRRATE + 2.030%) due 03/20/2028 ~(j)		800	805
5.918% due 03/20/2028		300	307

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		520	520

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		250	260

GSPA Monetization Trust
6.422% due 10/09/2029		1,710	1,731

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031 (j)		1,000	1,029
6.375% due 07/01/2034 (j)		900	917

Hestia Re Ltd.
3.730% (BNMMDTSC + 0.100%) due 04/22/2029 ~		20	11

Integrity RE III Ltd.
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		250	288

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		400	429
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		400	438

ION Platform Finance SARL
6.500% due 09/30/2030	EUR	700	798
6.875% due 09/30/2032		200	225
7.875% due 05/01/2029		3,600	4,303

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (j)		$2,300	2,185

ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.000% due 08/01/2029 (j)		1,700	1,681

Long Walk Reinsurance Ltd.
13.850% (BRMMUSDF + 10.240%) due 01/30/2031 ~		700	705

Luca RE Ltd.
10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		300	310

Marex Group PLC
5.829% due 05/08/2028 (j)		300	305
6.404% due 11/04/2029 (j)		200	207

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	260

New Immo Holding SA
3.250% due 07/23/2027	EUR	900	1,058

Polestar Re Ltd.
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		$300	316
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		800	835

PRIO Luxembourg Holding SARL
6.750% due 10/15/2030 (j)		2,000	1,948

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Quercus II Re DAC
13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	250	$294

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$1,207	712

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	6,703	1,453

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$250	262
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	261

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (j)		8,721	8,120

Ursa Re II Ltd.
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		250	250

Ursa Re Ltd.
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		400	408
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		800	832

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		3,178	0

Winston RE Ltd.
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		600	636

WULF Compute LLC
7.750% due 10/15/2030 (j)		300	309

			48,756

INDUSTRIALS 29.5%

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033 (j)		2,257	2,073

Altice France SA
4.750% due 10/15/2030	EUR	1,540	1,707
6.500% due 10/15/2031		$155	147
6.500% due 04/15/2032 (j)		1,498	1,437
6.875% due 10/15/2030 (j)		1,818	1,765
6.875% due 07/15/2032 (j)		978	939
9.500% due 11/01/2029 (j)		1,308	1,351

ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,400	1,720
12.250% due 03/30/2029		$700	747

APLD ComputeCo LLC
9.250% due 12/15/2030		230	226

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (j)		1,500	1,397

Beignet Investor LLC
6.581% due 05/30/2049 (j)		16,470	17,416

Centene Corp.
4.625% due 12/15/2029		200	194

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029 (j)		890	775

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029 (j)		1,980	1,681

Cerdia Finanz GmbH
9.375% due 10/03/2031 (j)		2,400	2,493

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028		618	612
7.500% due 05/15/2030	EUR	4,400	5,369

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (j)		$5,800	5,431
7.000% due 06/15/2027 (j)		2,000	2,008

CoreWeave, Inc.
9.000% due 02/01/2031 (j)		1,800	1,652

CVS Pass-Through Trust
7.507% due 01/10/2032 (j)		429	456

DISH DBS Corp.
5.250% due 12/01/2026		9,910	9,618

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 12/01/2028		$10,820	$10,629
7.750% due 07/01/2026		5,200	5,140

Ecopetrol SA
4.625% due 11/02/2031 (j)		5,400	4,844
7.750% due 02/01/2032 (j)		13,800	14,220
8.375% due 01/19/2036		220	227

Flora Food Management BV
6.875% due 07/02/2029	EUR	1,000	1,170

Ford Motor Co.
7.700% due 05/15/2097		$4,515	4,698

Gray Media, Inc.
9.625% due 07/15/2032		400	415

HCA, Inc.
7.500% due 11/15/2095 (j)		1,200	1,306

HF Sinclair Corp.
6.250% due 01/15/2035 (j)		1,700	1,774

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		6,910	6,910

Incora Top Holdco LLC
6.000% due 01/30/2033 «(i)		4,881	7,617

Intralot Capital Luxembourg SA
6.500% due 10/15/2031 •	EUR	1,800	2,095
6.750% due 10/15/2031		1,300	1,524

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (j)		$2,565	2,586

Kronos International, Inc.
9.500% due 03/15/2029	EUR	3,000	3,302

Motion Finco SARL
8.375% due 02/15/2032		$300	270

National Mentor Holdings, Inc.
10.500% due 12/15/2030		2,100	2,113

New Albertsons LP
6.570% due 02/23/2028		5,600	5,675

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		1,250	983

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (j)		8,800	8,302
5.250% due 07/17/2029	EUR	1,500	1,810

Noble Finance II LLC
8.000% due 04/15/2030 (j)		$10,400	10,811

Ocado Group PLC
10.500% due 08/08/2029 (j)	GBP	1,850	2,514
11.000% due 06/15/2030 (j)		4,250	5,798

Petroleos Mexicanos
6.700% due 02/16/2032 (j)		$3,488	3,481
6.840% due 01/23/2030		800	813
8.750% due 06/02/2029		1,444	1,549

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (j)		1,600	1,683

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	1,000	944

Tecpetrol SA
7.625% due 11/03/2030 (j)		$2,700	2,684

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	9	13

Times Square Hotel Trust
8.528% due 08/01/2026		$172	172

Topaz Solar Farms LLC
4.875% due 09/30/2039		1,626	1,457
5.750% due 09/30/2039 (j)		4,921	4,953

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030	EUR	1,400	1,591

Transportadora de Gas del Sur SA
7.750% due 11/20/2035 (j)		$3,100	3,070

U.S. Renal Care, Inc.
8.831% due 06/28/2028		842	722

Ubisoft Entertainment SA
0.878% due 11/24/2027 (j)	EUR	3,700	4,008

Uzbekneftegaz JSC
8.750% due 05/07/2030		$1,400	1,505

Valaris Ltd.
8.375% due 04/30/2030 (j)		10,837	11,282

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	90,000	$6,733

Vedanta Resources Finance II PLC
9.125% due 10/15/2032 (j)		$1,400	1,412

Venture Global LNG, Inc.
7.000% due 01/15/2030		2,600	2,504
8.125% due 06/01/2028 (j)		900	912
9.500% due 02/01/2029 (j)		4,370	4,532
9.875% due 02/01/2032 (j)		1,330	1,375

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		800	820
6.750% due 01/15/2036		800	820

Viridien
8.500% due 10/15/2030	EUR	1,356	1,676
10.000% due 10/15/2030 (j)		$2,903	3,063

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,700	4,386
6.750% due 01/15/2033		$3,000	2,977

VZ Secured Financing BV
7.500% due 01/15/2033		2,100	2,130

Wayfair LLC
7.250% due 10/31/2029 (j)		600	627
7.750% due 09/15/2030 (j)		7,600	8,124

Yinson Bergenia Production BV
8.498% due 01/31/2045 (j)		4,000	4,198

Yinson Boronia Production BV
8.947% due 07/31/2042 (j)		$1,079	$1,178

			255,341

UTILITIES 3.5%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	9	157

Edison International
5.250% due 11/15/2028 (j)		$1,300	1,318
6.250% due 03/15/2030		200	209

FORESEA Holding SA
7.500% due 06/15/2030		782	772

NGD Holdings BV
6.750% due 12/31/2026		244	223

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (b)		12,899	5,740

OI SA (8.500% PIK)
8.500% due 12/31/2028 (b)		26,267	312

Peru LNG SRL
5.375% due 03/22/2030		7,396	7,168

Qwest Corp.
7.375% due 05/01/2030		3,600	3,630

SW Finance I PLC
1.625% due 03/30/2027	GBP	2,300	2,964
2.375% due 05/28/2028		3,500	4,414

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (j)		$3,000	2,884

			29,791

Total Corporate Bonds & Notes (Cost $358,172)			333,888

CONVERTIBLE BONDS & NOTES 2.7%

INDUSTRIALS 2.7%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	14,300	16,028

DISH Network Corp.
3.375% due 08/15/2026		$3,400	3,298

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	3,200	3,681

Total Convertible Bonds & Notes (Cost $23,047)			23,007

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.7%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	$14	$16

MICHIGAN 0.2%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	2,287	1,793

WEST VIRGINIA 0.5%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)	44,400	4,283

Total Municipal Bonds & Notes (Cost $7,977)		6,092

U.S. GOVERNMENT AGENCIES 3.7%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
5.992% due 11/25/2055 «~	7,303	4,767

Federal Home Loan Mortgage Corp. REMICS
3.500% due 05/25/2050 (a)(j)	1,477	278

Federal Home Loan Mortgage Corp. STACR REMICS Trust
10.974% due 01/25/2042 •	4,200	4,425
11.374% due 10/25/2041 •	5,300	5,536
11.674% due 11/25/2041 •	8,300	8,728
12.374% due 02/25/2042 •	2,100	2,252

Federal National Mortgage Association Connecticut Avenue Securities Trust
9.374% due 12/25/2041 •	1,200	1,241
9.874% due 12/25/2041 •	2,672	2,771

Federal National Mortgage Association Interest STRIPS
3.000% due 02/25/2043 (a)	8,816	1,017

Federal National Mortgage Association REMICS
3.000% due 06/25/2050 (a)(j)	3,263	608

Total U.S. Government Agencies (Cost $36,362)		31,623

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (n)	454	459

U.S. Treasury Notes
4.250% due 08/15/2035 (l)(n)	827	833

Total U.S. Treasury Obligations (Cost $1,312)		1,292

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.6%

Atrium Hotel Portfolio Trust
5.548% due 12/15/2036 •(j)	4,600	4,511

Banc of America Funding Trust
6.000% due 07/25/2037	138	120

Banc of America Mortgage Trust
6.000% due 03/25/2037	108	93

BCAP LLC Trust
3.482% due 08/28/2037 ~	484	481
3.729% due 03/27/2036 ~	1,103	750
4.459% due 03/26/2037 þ	577	983

Bear Stearns ALT-A Trust
4.159% due 08/25/2036 ~	520	232
4.346% due 01/25/2036 •	315	303
4.375% due 11/25/2035 ~	1,582	1,450
4.474% due 11/25/2036 ~	2,202	1,106
4.635% due 09/25/2035 ~	186	80

Bear Stearns ALT-A Trust II
4.192% due 09/25/2047 ~	3,357	1,573

CD Mortgage Trust
5.688% due 10/15/2048	240	228

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Trust
4.669% due 12/25/2035 ~	$3	$3
6.000% due 07/25/2037	525	223

CHL Mortgage Pass-Through Trust
4.103% due 09/20/2036 ~	99	88
6.000% due 07/25/2037	1,093	461

Citigroup Mortgage Loan Trust, Inc.
4.603% due 04/25/2037 ~	81	73

CLNY Trust
6.174% due 11/15/2038 •	1,500	1,416
6.870% due 11/15/2038 •	1,100	975

Countrywide Alternative Loan Trust
5.500% due 03/25/2035	194	80
5.750% due 01/25/2035	82	82
5.750% due 02/25/2035	161	106
5.750% due 03/25/2037	361	181
6.000% due 02/25/2035	562	463
6.000% due 04/25/2036	631	270
6.000% due 02/25/2037	3,865	1,359
6.000% due 04/25/2037	698	303
6.250% due 12/25/2036 •	1,012	404
6.500% due 08/25/2036	369	105

Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~	664	333

CSMC Trust Capital Certificates
4.939% due 10/26/2036 ~	3,848	3,309

GSR Mortgage Loan Trust
4.419% due 08/25/2034 ~	201	189
6.000% due 02/25/2036	1,227	439

HarborView Mortgage Loan Trust
4.302% due 06/19/2036 ~	3,187	1,275
4.326% due 01/19/2036 •	181	188

Hilton USA Trust
2.828% due 11/05/2035	800	694

IndyMac IMSC Mortgage Loan Trust
6.500% due 07/25/2037	3,359	986

Jefferies Resecuritization Trust
6.000% due 05/26/2036	6,658	2,708

JP Morgan Alternative Loan Trust
4.154% due 03/25/2037 ~	629	549
6.000% due 12/25/2035	693	457

JP Morgan Chase Commercial Mortgage Securities Trust
5.007% due 07/05/2033 •	510	499
5.864% due 12/15/2036 •	1,000	16
6.614% due 12/15/2036 •	2,500	6

JP Morgan Mortgage Trust
5.282% due 01/25/2037 ~	162	136
5.368% due 02/25/2036 ~	713	467
5.419% due 04/25/2037 ~	2	2

Lehman Mortgage Trust
6.000% due 07/25/2037	6	6

Lehman XS Trust
4.286% due 06/25/2047 •	623	594

MASTR Alternative Loan Trust
6.750% due 07/25/2036	1,447	536

Merrill Lynch Mortgage Investors Trust
4.312% due 03/25/2036 ~	320	149

Morgan Stanley Capital I Trust
6.248% due 11/15/2034 •	504	490

New Orleans Hotel Trust
5.387% due 04/15/2032 •(j)	800	793
7.487% due 04/15/2032 •	1,308	1,299

PRPM LLC
5.503% due 08/25/2030 þ	959	962
5.729% due 07/25/2030 þ	960	962

RALI Trust
3.893% due 12/26/2034 ~	780	255
4.306% due 05/25/2037 •	71	64
6.000% due 08/25/2036	106	92

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	684	678

Residential Asset Securitization Trust
6.000% due 11/25/2036	2,412	807
6.250% due 09/25/2037	2,407	869

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	39

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RFMSI Trust
4.873% due 02/25/2037 ~	$649	$420
6.500% due 03/25/2032	34	34

Sequoia Mortgage Trust
3.427% due 07/20/2037 ~	185	139
4.245% due 02/20/2047 ~	100	77

SG Commercial Mortgage Securities Trust
2.937% due 03/15/2037 (j)	1,200	1,145

STARM Mortgage Loan Trust
5.860% due 02/25/2037 ~	67	57
6.219% due 04/25/2037 ~	92	42

Structured Adjustable Rate Mortgage Loan Trust
4.261% due 01/25/2036 ~	1,060	565
4.600% due 07/25/2035 ~	214	189
4.965% due 11/25/2036 ~	818	620

WaMu Mortgage Pass-Through Certificates Trust
3.865% due 10/25/2036 ~	645	572
3.898% due 07/25/2037 ~	168	151
4.104% due 02/25/2037 ~	199	171
4.651% due 07/25/2037 ~	358	326

Washington Mutual Mortgage Pass-Through Certificates Trust
4.869% due 05/25/2047 •	4	14
6.000% due 10/25/2035	788	632

WSTN Trust
7.690% due 07/05/2037 ~(j)	1,300	1,321
8.455% due 07/05/2037 ~(j)	1,300	1,309
9.835% due 07/05/2037 ~	1,100	1,115

Total Non-Agency Mortgage-Backed Securities (Cost $64,027)		48,210

ASSET-BACKED SECURITIES 7.5%

AUTOMOBILE ABS OTHER 0.4%

Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033	1,412	1,420
6.942% due 06/15/2033	623	625
10.219% due 06/15/2033	1,079	1,088

		3,133

CMBS OTHER 0.0%

LNR CDO III Ltd.
4.122% due 02/28/2043 •	1,558	0

HOME EQUITY OTHER 3.5%

ACE Securities Corp. Home Equity Loan Trust
4.431% due 02/25/2036 •	24,305	22,155

Argent Securities Trust
4.226% due 03/25/2036 •	2,805	1,591

Bear Stearns Asset-Backed Securities I Trust
4.126% due 10/25/2036 •	871	859

Citigroup Mortgage Loan Trust, Inc.
4.166% due 12/25/2036 •	1,143	648

Home Equity Mortgage Loan Asset-Backed Trust
4.166% due 07/25/2037 •	6,928	3,897

Merrill Lynch Mortgage Investors Trust
4.166% due 04/25/2037 •	313	148

Morgan Stanley ABS Capital I, Inc. Trust
4.146% due 06/25/2036 •	213	189

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ~	348	196

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.616% due 10/25/2034 •	573	547

		30,230

HOME EQUITY SEQUENTIAL 0.2%

JP Morgan Mortgage Acquisition Trust
4.133% due 10/25/2030 þ	3,076	1,518

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WHOLE LOAN COLLATERAL 2.2%

Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036		$343	$113

First Franklin Mortgage Loan Trust
4.791% due 09/25/2035 •		3,445	3,239
4.821% due 05/25/2036 •		5,407	4,984

Lehman XS Trust
4.335% due 08/25/2035 þ		11	12

PRET LLC
5.184% due 11/25/2055 þ		1,176	1,179
5.193% due 10/25/2055 þ		1,873	1,878
5.342% due 12/25/2055 þ		2,275	2,283
5.657% due 08/25/2055 þ		958	961
5.732% due 08/25/2055 þ		962	965
5.744% due 06/25/2055 þ		2,218	2,229

Residential Asset Mortgage Products Trust
5.046% due 01/25/2035 •		1,422	1,385

			19,228

OTHER ABS 1.2%

Adagio VI CLO DAC
0.000% due 04/30/2031 ~	EUR	1,343	339

Apidos CLO XXVIII
0.000% due 10/20/2038 ~		$5,183	1,902

Avoca CLO XIII DAC
0.000% due 04/15/2034 ~	EUR	1,600	690

Belle Haven ABS CDO Ltd.
7.500% due 07/05/2046 •		$175,347	390

Carlyle U.S. CLO Ltd.
0.000% due 10/21/2037 ~		1,895	125

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,300	311
0.000% due 03/31/2038 ~		1,221	728

Man GLG U.S. CLO Ltd.
0.000% due 07/15/2034 ~		400	195

Marble Point CLO XXIII Ltd.
0.000% due 01/22/2052 ~		2,150	833

Marlette Funding Trust
0.000% due 09/17/2029 «		7	0

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «		3	1,159

SLM Student Loan Trust
0.000% due 01/25/2042 «		4	766

SMB Private Education Loan Trust
0.000% due 09/18/2046 «		1	299
0.000% due 10/15/2048 «		1	230

Taberna Preferred Funding V Ltd.
4.542% due 08/05/2036 •		2,997	2,787

			10,754

Total Asset-Backed Securities (Cost $81,255)			64,863

SOVEREIGN ISSUES 6.9%

Angola Government International Bonds
8.250% due 05/09/2028		1,800	1,812
9.244% due 01/15/2031		3,000	3,022
9.875% due 10/15/2035		900	892

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		2,226	1,440

Argentina Republic Government International Bonds
1.000% due 07/09/2029		535	478
3.500% due 07/09/2041 þ		5,955	4,133
4.125% due 07/09/2046 þ		110	78
5.000% due 01/09/2038 þ		10,995	8,565

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		815	785

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	400	467
5.000% due 09/19/2032		400	451
5.625% due 02/19/2036		400	442

Costa Rica Government International Bonds
5.500% due 11/21/2030		1,250	1,506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	305,500	$626

Dominican Republic Central Bank Notes
13.000% due 01/30/2026	DOP	13,800	219

Dominican Republic International Bonds
10.500% due 03/15/2037 (j)		443,000	7,555
10.750% due 06/01/2036 (j)		73,100	1,262
11.250% due 09/15/2035 (j)		16,900	298

Ecuador Government International Bonds
0.000% due 07/31/2030 (f)		$1,000	857

El Salvador Government International Bonds
8.625% due 02/28/2029		3,300	3,527
9.250% due 04/17/2030		3,900	4,254

Ghana Government International Bonds
0.000% due 07/03/2026 (f)		22	22
0.000% due 01/03/2030 (f)		67	59
5.000% due 07/03/2029 þ		339	334

Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	314	370
3.900% due 01/30/2033		693	853
4.000% due 01/30/2037		543	664
4.200% due 01/30/2042		678	830

Peru Government International Bonds
6.900% due 08/12/2037	PEN	1,600	498
6.950% due 08/12/2031		2,481	821

Romania Government International Bonds
5.125% due 09/24/2031	EUR	1,600	1,925
5.250% due 03/10/2030		1,200	1,476
5.250% due 05/30/2032		900	1,082
5.375% due 03/22/2031		1,210	1,481
5.875% due 07/11/2032 (j)		1,000	1,227

Russia Foreign Bonds - Eurobond
1.125% due 11/20/2027 «		100	0

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	177,300	4,126
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		300	7
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		200	5
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		35,400	824

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)		$29	17
0.000% due 02/01/2034 þ(g)		107	51
0.000% due 02/01/2035 þ(g)		90	52
0.000% due 02/01/2036 þ(g)		75	43
4.500% due 02/01/2034 þ		131	80
4.500% due 02/01/2035 þ		183	110
4.500% due 02/01/2036 þ		210	124

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(c)		240	64
9.250% due 09/15/2027 ^(c)		308	103

Total Sovereign Issues (Cost $55,364)			59,917

		SHARES
COMMON STOCKS 6.1%

COMMUNICATION SERVICES 0.7%

Clear Channel Outdoor Holdings, Inc. (d)		531,903	1,176

iHeartMedia, Inc. Class A (d)		126,306	525

iHeartMedia, Inc. Class B «(d)		98,039	359

Promotora de Informaciones SA Class A (d)		454,519	189

SES SA «(d)		173,216	2,692

Uniti Group, Inc. (d)		107,010	750

			5,691

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(d)(i)		21,355,531	0

West Marine «(d)(i)		2,500	16

			16

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	SHARES	MARKET VALUE (000S)
FINANCIALS 1.3%

Banca Monte dei Paschi di Siena SpA	687,000	$7,315

Windstream Services LLC «(d)	591,921	3,989

XBP Global Holdings, Inc. (d)	658	4

		11,308

HEALTH CARE 2.6%

AmSurg Corp. «(d)(i)	488,175	21,926

INDUSTRIALS 1.5%

Drillco Holdings Luxembourg SA «(i)	44,290	999

Foresea Holdings SA «	18,411	416

Incora New Equity «(d)(i)	217,553	8,427

Luxco Co. Ltd. «(d)(i)	162,798	2,872

Westmoreland Mining Holdings «(d)(i)	50,075	28

Westmoreland Mining LLC «(d)(i)	157,802	444

		13,186

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(d)(i)	3,207	160

Total Common Stocks (Cost $50,298)		52,287

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 08/01/2035 «	115,309	776

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	324	$0

Total Warrants (Cost $702)		776

PREFERRED SECURITIES 1.3%

BANKING & FINANCE 0.8%

ADLER Group SA «	1,196,075	0

AGFC Capital Trust I
5.916% (US0003M + 1.750%) due 01/15/2067	2,300,000	1,534

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	70,000	59

Compeer Financial ACA
4.875% due 08/15/2026 (h)	1,600,000	1,579

Windstream Holdings II LLC «	3,776	3,753

		6,925

INDUSTRIALS 0.5%

Clover Holdings, Inc.
0.000% «(i)	13,811	266

SVB Financial Trust
0.000% due 11/07/2032 (f)	18,840	2
11.000% due 11/07/2032	3,654	1,741

Syniverse Holdings, Inc. «(i)	2,651,219	2,573

		4,582

Total Preferred Securities (Cost $11,877)		11,507

REAL ESTATE INVESTMENT TRUSTS 0.3%

REAL ESTATE 0.3%

VICI Properties, Inc.	77,566	2,181

Total Real Estate Investment Trusts (Cost $316)		2,181

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
3.666% due 03/31/2026 - 04/21/2026 (e)(f)(n)	$2,937	$2,909

Total Short-Term Instruments (Cost $2,909)		2,909

Total Investments in Securities (Cost $1,043,537)		980,286

	SHARES
INVESTMENTS IN AFFILIATES 4.7%

SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	4,180,618	40,723

Total Short-Term Instruments (Cost $40,719)		40,723

Total Investments in Affiliates (Cost $40,719)		40,723

Total Investments 118.1% (Cost $1,084,256)		$1,021,009

Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $(18,838))		(2,941)

Other Assets and Liabilities, net (17.8)%		(153,776)

Net Assets Applicable to Common Shareholders 100.0%		$864,292

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	41

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
AmSurg Corp.	11/02/2023 - 11/06/2023	$20,398	$21,926	2.54%
Clover Holdings, Inc.	12/09/2024	207	266	0.03
Drillco Holdings Luxembourg SA	06/08/2023	886	999	0.12
Incora New Equity	01/31/2025	10,568	8,427	0.97
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	4,881	7,617	0.88
Luxco Co. Ltd.	10/01/2025	2,867	2,872	0.33
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	36	160	0.02
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	2,617	2,573	0.30
West Marine	09/12/2023	36	16	0.00
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	1,442	28	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	656	444	0.05

		$44,594	$45,328	5.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BOS	3.550%	12/24/2025	03/04/2026			$(1,895)	$(1,897)
BPS	0.000	11/28/2025	TBD	(2)	EUR	(362)	(425)
BRC	3.000	12/12/2025	TBD	(2)		$(4,751)	(4,759)
	3.250	12/19/2025	TBD	(2)	GBP	(400)	(540)
	4.200	12/15/2025	01/15/2026			$(714)	(716)
BYR	4.210	12/15/2025	03/16/2026			(19,090)	(19,129)
	4.210	12/26/2025	03/16/2026			(283)	(283)
CDC	4.010	12/10/2025	02/09/2026			(5,191)	(5,205)
	4.110	12/10/2025	02/09/2026			(1,119)	(1,122)
	4.110	12/17/2025	04/16/2026			(976)	(978)
	4.210	09/25/2025	01/23/2026			(6,935)	(7,025)
	4.210	10/02/2025	01/23/2026			(380)	(384)
	4.210	12/17/2025	04/16/2026			(973)	(975)
	4.210	12/24/2025	04/09/2026			(2,613)	(2,615)
	4.210	12/30/2025	04/09/2026			(2,308)	(2,309)
	4.210	01/02/2026	05/01/2026			(6,546)	(6,546)
	4.250	12/01/2025	03/02/2026			(21,396)	(21,477)
	4.250	12/08/2025	03/02/2026			(6,952)	(6,973)
	4.270	12/09/2025	01/02/2026			(532)	(534)
	4.270	12/18/2025	01/02/2026			(1,467)	(1,470)
	4.270	12/19/2025	01/02/2026			(4,716)	(4,724)
DBL	4.151	12/19/2025	03/20/2026			(710)	(711)
	4.165	12/19/2025	02/20/2026			(5,050)	(5,059)
	4.251	12/19/2025	03/20/2026			(1,133)	(1,135)
	4.351	12/19/2025	03/20/2026			(1,116)	(1,118)
MSC	3.750	12/12/2025	01/30/2026			(1,054)	(1,056)
MYI	3.300	12/29/2025	TBD	(2)	GBP	(210)	(283)
	3.600	12/12/2025	TBD	(2)		$(201)	(201)
RDR	4.000	12/18/2025	TBD	(2)		(16,644)	(16,672)
RTA	4.295	11/20/2025	05/20/2026			(5,461)	(5,491)
	4.295	12/02/2025	06/02/2026			(9,460)	(9,497)
	4.295	12/15/2025	05/20/2026			(2,610)	(2,615)
	4.295	12/18/2025	06/18/2026			(3,452)	(3,459)
SCX	2.150	06/17/2025	TBD	(2)	EUR	(773)	(919)
	4.100	12/12/2025	TBD	(2)		$(7,672)	(7,690)
SOG	4.470	10/08/2025	01/08/2026			(4,259)	(4,304)
	4.470	10/17/2025	01/16/2026			(16,117)	(16,271)
	4.470	11/04/2025	01/16/2026			(813)	(819)
TDM	3.850	12/12/2025	TBD	(2)		(2,207)	(2,212)

Total Reverse Repurchase Agreements							$(169,598)

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BOS	$0	$(1,897)	$0	$(1,897)	$2,521	$624
BPS	0	(425)	0	(425)	433	8
BRC	0	(6,015)	0	(6,015)	6,863	848
BYR	0	(19,412)	0	(19,412)	21,868	2,456
CDC	0	(62,337)	0	(62,337)	63,664	1,327
DBL	0	(8,023)	0	(8,023)	9,079	1,056
MSC	0	(1,056)	0	(1,056)	1,412	356
MYI	0	(484)	0	(484)	471	(13)
RDR	0	(16,672)	0	(16,672)	17,416	744
RTA	0	(21,062)	0	(21,062)	24,741	3,679
SCX	0	(8,609)	0	(8,609)	9,766	1,157
SOG	0	(21,394)	0	(21,394)	25,268	3,874
TDM	0	(2,212)	0	(2,212)	2,317	105

Total Borrowings and Other Financing Transactions	$0	$(169,598)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(36,587)	$(56,086)	$(53,031)	$(145,704)
U.S. Government Agencies	0	(716)	0	0	(716)
Non-Agency Mortgage-Backed Securities	0	0	(8,023)	0	(8,023)
Sovereign Issues	0	0	0	(8,609)	(8,609)

Total Borrowings	$0	$(37,303)	$(64,109)	$(61,640)	$(163,052)

Payable for reverse repurchase agreements (4)					$(163,052)

(j)	Securities with an aggregate market value of $186,513 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(82,268) at a weighted average interest rate of 4.447%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(6,546) is outstanding at period end.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
										Asset	Liability
Morgan Stanley	1.000%	Quarterly	06/20/2026	0.226%	$	600	$2	$0	$3	$0	$0
Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030	4.628		200	2	1	3	1	0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.409	EUR	400	(39)	(3)	(42)	2	0
Worldline SA/France	5.000	Quarterly	12/20/2028	11.085		100	(14)	(2)	(16)	1	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.384		3,800	(699)	(59)	(758)	22	0

							$(748)	$(63)	$(810)	$26	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	43

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030		GBP	18,500	$(96)	$199	$103	$21	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032			7,800	757	1,202	1,959	0	(7)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033			2,800	311	180	491	0	(3)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052			1,600	328	947	1,275	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	$		1,700	1	34	35	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026			56,800	(704)	2,101	1,397	22	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027			44,900	172	(1,130)	(958)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027			32,300	(2,862)	2,036	(826)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028			19,200	(257)	124	(133)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028			16,898	(5)	950	945	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028			84,700	740	241	981	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/19/2029			69,900	34	2,647	2,681	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029			16,500	(312)	150	(162)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029			118,700	(12,228)	6,018	(6,210)	0	(169)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030			224,100	(2,264)	(576)	(2,840)	0	(336)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031			57,200	3,442	5,208	8,650	101	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031			36,100	(505)	4,521	4,016	65	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032			23,900	(3,269)	890	(2,379)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035			10,020	(164)	198	34	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044			93,400	(2,328)	(9,052)	(11,380)	0	(276)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045			6,160	119	231	350	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050			8,300	(57)	3,195	3,138	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050			14,500	(35)	6,082	6,047	36	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050			15,100	(58)	6,047	5,989	39	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050			10,800	(33)	3,668	3,635	29	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051			10,900	775	(5,078)	(4,303)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052			76,450	(1,210)	35,037	33,826	191	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053			8,000	755	1,189	1,944	23	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		EUR	8,700	159	996	1,155	6	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032			6,200	583	559	1,142	7	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052			2,600	225	1,326	1,551	6	0
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052			15,300	192	2,130	2,322	9	0

								$(17,794)	$72,270	$54,475	$654	$(1,094)

Total Swap Agreements								$(18,542)	$72,207	$53,665	$680	$(1,094)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$680	$680	$0	$0	$(1,094)	$(1,094)

(l)
Securities with an aggregate market value of $794 and cash of $14,528 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	02/2026	DOP	114,161		$1,792	$5	$(4)
	03/2026	PEN	2,669		792	0	0

BPS	01/2026	EUR	593		695	0	(2)
	08/2030	KWD	57		193	3	0

BRC	01/2026		$77	TRY	3,468	3	0
	02/2026		3,157		143,870	85	0
	03/2026		3,064		140,132	38	0

BSH	01/2026	JPY	3,320		$21	0	0
	02/2026	PEN	1,006		288	0	(11)

CBK	01/2026	DOP	10,315		159	0	(3)
	01/2026	EUR	5,196		6,068	0	(42)
	01/2026		$5,165	EUR	4,432	46	0
	03/2026	PEN	2,380		$702	0	(4)

FAR	01/2026	GBP	18,132		23,811	0	(630)
	01/2026		$118	MXN	2,187	3	0

GLM	01/2026	DOP	163,610		$2,642	68	0
	02/2026		49,908		791	7	0
	02/2026		$103	TRY	4,675	3	0
	03/2026	DOP	83,254		$1,295	6	(14)
	03/2026	TRY	47		1	0	0
	03/2026		$60	BRL	328	0	(1)
	05/2026	DOP	64,926		$992	0	(14)

JPM	01/2026	HKD	30,997		3,988	3	0

MBC	01/2026	CAD	75		53	0	(1)
	01/2026	EUR	1,182		1,387	0	(2)
	01/2026		$448	EUR	380	0	(2)

NGF	02/2026		2,022	TRY	92,317	51	0
	03/2026		4,145		189,516	48	0

SCX	01/2026	JPY	2,426		$16	0	0

SOG	01/2026	EUR	121,432		140,589	0	(2,179)
	01/2026	JPY	9,635		62	0	0
	03/2026	MXN	8		0	0	0
	03/2026	PEN	2		1	0	0

UAG	01/2026		689	EUR	589	4	0

Total Forward Foreign Currency Contracts						$373	$(2,909)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)		Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
											Asset	Liability
BRC	Petroleos Mexicanos	1.000%	Quarterly	12/20/2030	2.822%		$	100	$(8)	$0	$0	$(8)

CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640			200	(3)	6	3	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822			600	(48)	2	0	(46)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		2,700	0	158	158	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		412	0	4	4	0

GST	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.346			800	(155)	126	0	(29)
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706			1,300	(11)	7	0	(4)

JPM	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640			100	(1)	2	1	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822			900	(70)	0	0	(70)

Total Swap Agreements									$(296)	$305	$166	$(157)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	45

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$5	$0	$0	$5	$(4)	$0	$0	$(4)	$1	$0	$1
BPS	3	0	0	3	(2)	0	0	(2)	1	0	1
BRC	126	0	0	126	0	0	(8)	(8)	118	(260)	(142)
BSH	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
CBK	46	0	3	49	(49)	0	(46)	(95)	(46)	0	(46)
DUB	0	0	162	162	0	0	0	0	162	(175)	(13)
FAR	3	0	0	3	(630)	0	0	(630)	(627)	666	39
GLM	84	0	0	84	(29)	0	0	(29)	55	0	55
GST	0	0	0	0	0	0	(33)	(33)	(33)	0	(33)
JPM	3	0	1	4	0	0	(70)	(70)	(66)	0	(66)
MBC	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)
NGF	99	0	0	99	0	0	0	0	99	0	99
SOG	0	0	0	0	(2,179)	0	0	(2,179)	(2,179)	2,188	9
UAG	4	0	0	4	0	0	0	0	4	0	4

Total Over the Counter	$373	$0	$166	$539	$(2,909)	$0	$(157)	$(3,066)

(n)
Securities with an aggregate market value of $2,854 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$26	$0	$0	$654	$680

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$373	$0	$373
Swap Agreements	0	166	0	0	0	166

	$0	$166	$0	$373	$0	$539

	$0	$192	$0	$373	$654	$1,219

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,094	$1,094

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,909	$0	$2,909
Swap Agreements	0	157	0	0	0	157

	$0	$157	$0	$2,909	$0	$3,066

	$0	$157	$0	$2,909	$1,094	$4,160

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(120)	$(120)
Swap Agreements	0	19	0	0	(1,391)	(1,372)

	$0	$19	$0	$0	$(1,511)	$(1,492)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,604	$0	$1,604
Swap Agreements	0	115	0	0	0	115

	$0	$115	$0	$1,604	$0	$1,719

	$0	$134	$0	$1,604	$(1,511)	$227

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(63)	$0	$0	$2,466	$2,403

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,121	$0	$1,121
Swap Agreements	0	44	0	0	0	44

	$0	$44	$0	$1,121	$0	$1,165

	$0	$(19)	$0	$1,121	$2,466	$3,568

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$286,447	$55,287	$341,734
Corporate Bonds & Notes
Banking & Finance	0	48,462	294	48,756
Industrials	0	240,814	14,527	255,341
Utilities	0	29,634	157	29,791
Convertible Bonds & Notes
Industrials	0	23,007	0	23,007
Municipal Bonds & Notes
Illinois	0	16	0	16
Michigan	0	1,793	0	1,793
West Virginia	0	4,283	0	4,283
U.S. Government Agencies	0	26,856	4,767	31,623
U.S. Treasury Obligations	0	1,292	0	1,292
Non-Agency Mortgage-Backed Securities	0	48,210	0	48,210
Asset-Backed Securities
Automobile ABS Other	0	3,133	0	3,133
Home Equity Other	0	30,230	0	30,230
Home Equity Sequential	0	1,518	0	1,518
Whole Loan Collateral	0	19,228	0	19,228
Other ABS	0	8,300	2,454	10,754
Sovereign Issues	0	59,917	0	59,917

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Common Stocks
Communication Services	$2,451	$189	$3,051	$5,691
Consumer Discretionary	0	0	16	16
Financials	4	7,315	3,989	11,308
Health Care	0	0	21,926	21,926
Industrials	0	0	13,186	13,186
Real Estate	0	0	160	160
Warrants
Communication Services	0	0	776	776
Preferred Securities
Banking & Finance	$0	$3,172	$3,753	$6,925
Industrials	0	1,743	2,839	4,582
Real Estate Investment Trusts
Real Estate	2,181	0	0	2,181
Short-Term Instruments
U.S. Treasury Bills	0	2,909	0	2,909

	$4,636	$848,468	$127,182	$980,286

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,723	$0	$0	$40,723

Total Investments	$45,359	$848,468	$127,182	$1,021,009

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	47

Schedule of Investments	PIMCO Corporate & Income Strategy Fund	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$680	$0	$680
Over the counter	0	377	162	539

	$0	$1,057	$162	$1,219

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,094)	0	(1,094)
Over the counter	0	(3,066)	0	(3,066)

	$0	$(4,160)	$0	$(4,160)

Total Financial Derivative Instruments	$0	$(3,103)	$162	$(2,941)

Totals	$45,359	$845,365	$127,344	$1,018,068

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$56,725	$11,703	$(10,064)	$169	$(1)	$(1,109)	$63	$(2,199)	$55,287	$134
Corporate Bonds & Notes
Banking & Finance	301	293	(40)	0	2	53	0	(315)	294	0
Industrials	13,912	646	(1,335)	18	0	1,286	0	0	14,527	932
Utilities	0	111	0	(1)	0	47	0	0	157	47
U.S. Government Agencies	4,786	0	(71)	11	23	18	0	0	4,767	16
Asset-Backed Securities
Other ABS	2,729	0	0	4	(1,186)	907	0	0	2,454	(141)
Common Stocks
Communication Services	9,830	0	(8,723)	0	4,629	(2,685)	0	0	3,051	2,899
Consumer Discretionary	16	0	0	0	0	0	0	0	16	0
Financials	5,975	3,611	(6,123)	0	(6,417)	6,943	0	0	3,989	378
Health Care	22,039	0	0	0	0	(113)	0	0	21,926	(113)
Industrials	9,037	2,867	0	0	0	1,282	0	0	13,186	1,282
Real Estate (3)	13	0	0	0	0	147	0	0	160	147
Warrants
Communication Services	1,925	0	(1,735)	0	458	(648)	0	0	0	74
Financials	1	702	(7)	0	(4,154)	4,234	0	0	776	0
Preferred Securities
Banking & Finance	0	3,776	0	0	0	(23)	0	0	3,753	(23)
Industrials	2,606	156	0	0	0	77	0	0	2,839	77

	$129,895	$23,865	$(28,098)	$201	$(6,646)	$10,416	$63	$(2,514)	$127,182	$5,709

Financial Derivative Instruments - Assets
Over the counter	$164	$0	$0	$0	$0	$(2)	$0	$0	$162	$(2)

Totals	$130,059	$23,865	$(28,098)	$201	$(6,646)	$10,414	$63	$(2,514)	$127,344	$5,707

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$9,443	Comparable Companies	EBITDA Multiple	X	16.360	—
	24,216	Discounted Cash Flow	Discount Rate		4.814-75.000	7.080
	4,399	Indicative Market Quotation	Broker Quote		101.290	—
	8,477	Recent Transaction	Purchase Price		98.000-99.000	98.112
	8,752	Third Party Vendor	Broker Quote		42.500-100.500	96.314
Corporate Bonds & Notes
Banking & Finance	294	Recent Transaction	Purchase Price		100.000	—
Industrials	14,527	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/ Discount Rate	X/%	13.000/10.000	—
Utilities	157	Indicative Market Quotation	Broker Quote		14.125	—
U.S. Government Agencies	4,767	Discounted Cash Flow	Discount Rate		11.515	—
Asset-Backed Securities
Other ABS	2,454	Discounted Cash Flow	Discount Rate		12.000-20.000	18.743
Common Stocks
Communication Services	2,692	Indicative Market Quotation	Broker Quote		15.542	—
	359	Reference Instrument	Stock Price w/ Liquidity Discount		12.000	—
Consumer Discretionary	16	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	0.500/20.750	—
Financials	3,989	Reference instrument	Stock Price w/ Liquidity Discount		4.130	—
Health Care	21,926	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	8,427	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/ Discount Rate	X/%	13.000/10.000	—
	2,872	Indicative Market Quotation	Broker Quote	EUR	15.012	16.184
	1,887	Indicative Market Quotation	Broker Quote	$	0.563-22.563	—
Real Estate	160	Other Valuation Techniques (4)	—		—	—
Warrants
Financials	776	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	3,753	Discounted Cash Flow	Discount Rate		11.780	—
Industrials	266	Comparable Companies	EBITDA Multiple	X	4.625/18.000	—
	2,573	Discounted Cash Flow	Discount Rate		14.350	—

Financial Derivative Instruments - Assets
Over the Counter	162	Indicative Market Quotation	Broker Quote		0.497-5.818	5.701

Total	$127,344

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	49

Schedule of Investments	PIMCO High Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 117.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 23.6%

Altice France SA
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		$11,213	$11,225

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~		8,126	8,137

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		909	901
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~		5,068	5,078

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		7,158	7,401

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		11,740	12,092

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		4,600	4,512
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~		400	393

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		1,797	1,788

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		5,456	5,474

iHeartCommunications, Inc.
9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		461	423

INEOS U.S. Finance LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		4,439	3,613

J&J Ventures Gaming LLC
8.831% (TSFR1M + 5.000%) due 04/26/2028 «~		1,257	1,270

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		105	88

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~		589	460

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(b)		2,677	141

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		764	767
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		7,528	7,095

Newfold Digital Holdings Grp Inc.
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		83	79

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	6,350	8,578

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		$18,632	17,331

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	3,000	1,274

Project Nova
7.080% - 7.284% due 08/31/2026 «~		$200	200

Promotora de Informaciones SA
7.480% (EUR003M + 5.470%) due 12/31/2029 ~	EUR	15,537	17,957

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~		20,496	8,319

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	8,000	$8,908
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$1,493	1,400

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	7,000	8,268

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$19,193	18,588

U.S. Renal Care, Inc.
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		21,008	19,839

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	36,547	4,755

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		$2,518	1,070

X Corp.
9.500% due 10/26/2029 ~		1,750	1,747
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		11,075	10,905

Total Loan Participations and Assignments (Cost $210,880)			200,076

CORPORATE BONDS & NOTES 46.1%

BANKING & FINANCE 7.4%

Alamo Re Ltd.
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		300	313

Antares Holdings LP
6.350% due 10/23/2029 (l)		500	511

Armor Holdco, Inc.
8.500% due 11/15/2029 (l)		1,900	1,923

Atlantic Marine Corps Communities LLC
5.383% due 02/15/2048 (l)		3,973	3,321

Banque Ouest Africaine de Developpement
6.250% due 10/14/2040	EUR	1,300	1,497

BOI Finance BV
7.500% due 02/16/2027 (l)		3,000	3,636

Cape Lookout Re Ltd.
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		$900	933

Claveau Re Ltd.
4.030% due 07/08/2028 «		384	0

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,000	315

Credit Suisse AG AT1 Claim		$600	177

Diversified Healthcare Trust
7.250% due 10/15/2030		400	409

East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		250	250
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		250	255

Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		400	422
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		400	422
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		400	425

Ford Motor Credit Co. LLC
5.755% (SOFRRATE + 2.030%) due 03/20/2028 ~(l)		900	905
5.918% due 03/20/2028 (l)		300	307

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		470	470

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		250	260

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSPA Monetization Trust
6.422% due 10/09/2029		$2,823	$2,858

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031 (l)		1,000	1,028
6.375% due 07/01/2034 (l)		1,000	1,019

Hestia Re Ltd.
3.730% (BNMMDTSC + 0.100%) due 04/22/2029 ~		27	15

Integrity RE III Ltd.
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		250	288

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		450	482
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		450	493

ION Platform Finance SARL
6.500% due 09/30/2030	EUR	1,400	1,596
6.875% due 09/30/2032		200	225
7.875% due 05/01/2029		3,010	3,598

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (l)		$1,400	1,330

ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.000% due 05/01/2028 (l)		400	373
8.750% due 05/01/2029 (l)		2,300	2,332
9.000% due 08/01/2029 (l)		2,490	2,463
9.500% due 05/30/2029 (l)		4,000	4,055

Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033 (l)		2,100	2,193

Long Walk Reinsurance Ltd.
13.850% (BRMMUSDF + 10.240%) due 01/30/2031 ~		800	805

Luca RE Ltd.
10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		350	362

Marex Group PLC
6.404% due 11/04/2029 (l)		300	311

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	260

New Immo Holding SA
3.250% due 07/23/2027	EUR	900	1,058

Polestar Re Ltd.
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		$300	316
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		900	939

PRIO Luxembourg Holding SARL
6.750% due 10/15/2030 (l)		2,000	1,948

Quercus II Re DAC
13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	250	294

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$1,545	912

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	8,545	1,852

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$250	262
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	261

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (l)		9,463	8,811

Ursa Re II Ltd.
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		250	250

Ursa Re Ltd.
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		400	408
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		1,000	1,040

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		$3,223	$0

Winston RE Ltd.
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		700	742

WULF Compute LLC
7.750% due 10/15/2030 (l)		300	309

			62,239

INDUSTRIALS 34.1%

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033 (l)		2,624	2,410

Altice France SA
4.750% due 10/15/2030	EUR	1,540	1,706
6.500% due 10/15/2031		$462	439
6.500% due 04/15/2032 (l)		2,289	2,196
6.875% due 10/15/2030 (l)		2,106	2,045
6.875% due 07/15/2032 (l)		834	800
9.500% due 11/01/2029 (l)		770	796

ams-OSRAM AG
10.500% due 03/30/2029	EUR	1,400	1,720
12.250% due 03/30/2029		$700	747

APLD ComputeCo LLC
9.250% due 12/15/2030		235	231

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (l)		1,500	1,397

Beignet Investor LLC
6.581% due 05/30/2049 (l)		16,360	17,299

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029 (l)		5,700	4,961

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029 (l)		8,150	6,918

Cerdia Finanz GmbH
9.375% due 10/03/2031 (l)		4,070	4,228

Cheplapharm Arzneimittel GmbH
7.500% due 05/15/2030 (l)	EUR	5,600	6,833

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (l)		$6,300	5,900
7.000% due 06/15/2027 (l)		4,100	4,117
7.000% due 06/15/2027		6,500	6,519

CoreWeave, Inc.
9.000% due 02/01/2031 (l)		800	734

DISH DBS Corp.
5.250% due 12/01/2026		6,650	6,454
5.750% due 12/01/2028		12,450	12,231
7.750% due 07/01/2026		5,500	5,436

Ecopetrol SA
4.625% due 11/02/2031 (l)		5,500	4,934
7.750% due 02/01/2032 (l)		14,600	15,044
8.375% due 01/19/2036		260	268

Flora Food Management BV
6.875% due 07/02/2029	EUR	1,000	1,170

Ford Motor Co.
7.700% due 05/15/2097 (l)		$7,745	8,058

General Shopping Investments Ltd.
0.000% due 03/20/2026 (h)		2,500	161

Gray Media, Inc.
9.625% due 07/15/2032		400	415

HCA, Inc.
7.500% due 11/15/2095 (l)		1,746	1,900

HF Sinclair Corp.
6.250% due 01/15/2035 (l)		1,900	1,983

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		9,835	9,835

Incora Top Holdco LLC
6.000% due 01/30/2033 «(j)		7,047	10,996

Intralot Capital Luxembourg SA
6.500% due 10/15/2031 •	EUR	1,800	2,095
6.750% due 10/15/2031		1,300	1,524

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		$2,521	2,542

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kronos International, Inc.
9.500% due 03/15/2029	EUR	3,000	$3,302

Motion Finco SARL
8.375% due 02/15/2032		$400	360

MPH Acquisition Holdings LLC
7.590% due 12/31/2030 (l)		6,200	5,445

National Mentor Holdings, Inc.
10.500% due 12/15/2030		2,100	2,113

New Albertsons LP
6.570% due 02/23/2028		4,021	4,075

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		1,403	1,090

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (l)		8,700	8,208
7.500% due 07/17/2030 (l)		500	525

Noble Finance II LLC
8.000% due 04/15/2030 (l)		11,725	12,189

Ocado Group PLC
10.500% due 08/08/2029 (l)	GBP	1,750	2,378
11.000% due 06/15/2030 (l)		4,250	5,798

Petroleos Mexicanos
6.700% due 02/16/2032 (l)		$3,463	3,456
6.750% due 09/21/2047 (l)		1,098	903
6.840% due 01/23/2030		1,100	1,118
8.750% due 06/02/2029 (l)		1,257	1,348

Prime Healthcare Services, Inc.
9.375% due 09/01/2029		1,800	1,893

Tecpetrol SA
7.625% due 11/03/2030		2,700	2,684

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	10	16

Topaz Solar Farms LLC
4.875% due 09/30/2039 (l)		$1,797	1,610
5.750% due 09/30/2039 (l)		4,674	4,705

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030	EUR	1,400	1,591

Transportadora de Gas del Sur SA
7.750% due 11/20/2035		$3,100	3,070

U.S. Renal Care, Inc.
8.831% due 06/28/2028		1,001	858

Ubisoft Entertainment SA
0.878% due 11/24/2027 (l)	EUR	1,400	1,517

Uzbekneftegaz JSC
8.750% due 05/07/2030		$1,400	1,505

Valaris Ltd.
8.375% due 04/30/2030 (l)		11,311	11,776

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	120,000	8,978

Vedanta Resources Finance II PLC
9.125% due 10/15/2032 (l)		$1,400	1,412

Venture Global LNG, Inc.
7.000% due 01/15/2030		2,200	2,119
8.125% due 06/01/2028 (l)		900	912
9.500% due 02/01/2029 (l)		4,709	4,884
9.875% due 02/01/2032 (l)		1,660	1,716

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		800	820
6.750% due 01/15/2036		800	820

Versant Media Group, Inc.
7.250% due 01/30/2031 (l)		2,900	2,994

Viridien
8.500% due 10/15/2030	EUR	1,356	1,675
10.000% due 10/15/2030 (l)		$2,803	2,958

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,600	4,268
6.750% due 01/15/2033		$3,000	2,977

VZ Secured Financing BV
7.500% due 01/15/2033		2,000	2,028

Wayfair LLC
7.750% due 09/15/2030 (l)		6,300	6,734

Yinson Bergenia Production BV
8.498% due 01/31/2045		1,400	1,469

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Yinson Boronia Production BV
8.947% due 07/31/2042 (l)		$1,177	$1,285

			288,624

UTILITIES 4.6%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	11	182

Edison International
5.250% due 11/15/2028 (l)		$1,300	1,318
6.250% due 03/15/2030 (l)		200	209

FORESEA Holding SA
7.500% due 06/15/2030 (l)		1,244	1,228
7.500% due 06/15/2030		1,756	1,734

NGD Holdings BV
6.750% due 12/31/2026		547	501

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (b)		14,404	6,410

OI SA (8.500% PIK)
8.500% due 12/31/2028 (b)		29,863	355

Peru LNG SRL
5.375% due 03/22/2030		11,777	11,413

Qwest Corp.
7.375% due 05/01/2030		5,130	5,173

SW Finance I PLC
1.625% due 03/30/2027	GBP	2,300	2,964
2.375% due 05/28/2028		3,500	4,414

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (l)		$3,500	3,365

			39,266

Total Corporate Bonds & Notes (Cost $420,032)			390,129

CONVERTIBLE BONDS & NOTES 3.7%

INDUSTRIALS 3.7%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	14,000	15,692

DISH Network Corp.
3.375% due 08/15/2026		$5,100	4,947

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	9,600	11,042

Total Convertible Bonds & Notes (Cost $31,797)			31,681

MUNICIPAL BONDS & NOTES 1.9%

MICHIGAN 0.2%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		$2,287	1,793

TEXAS 0.9%

El Paso Downtown Development Corp. Texas Revenue Bonds, Series 2013
7.250% due 08/15/2043		7,175	7,926

WEST VIRGINIA 0.8%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		66,200	6,386

Total Municipal Bonds & Notes (Cost $18,323)			16,105

U.S. GOVERNMENT AGENCIES 3.9%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
5.992% due 11/25/2055 «~		12,606	8,229

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	51

Schedule of Investments	PIMCO High Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. REMICS
2.002% due 07/15/2035 •(a)	$283	$22
2.102% due 02/15/2042 •(a)	354	29
2.111% due 06/25/2050 •(a)	2,776	328
3.042% due 08/15/2036 •(a)	172	23
4.803% due 05/15/2033 •	15	16
5.000% due 06/15/2033 ~(a)	310	27

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.251% due 11/25/2059 ~	5,855	2,954

Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.374% due 10/25/2041 •	5,350	5,588
11.674% due 11/25/2041 •	8,200	8,623
12.374% due 02/25/2042 •	2,200	2,359

Federal National Mortgage Association Connecticut Avenue Securities Trust
9.374% due 12/25/2041 •	1,200	1,242
9.874% due 12/25/2041 •	2,700	2,800

Federal National Mortgage Association REMICS
2.111% due 07/25/2050 •(a)	2,620	315
3.500% due 09/25/2027 (a)	15	0
4.000% due 06/25/2050 (a)	1,629	307
10.000% due 01/25/2034 •	78	82

Government National Mortgage Association REMICS
3.500% due 06/20/2042 - 03/20/2043 (a)	377	57
4.500% due 07/20/2042 (a)	48	5
5.000% due 09/20/2042 (a)	90	11

Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	100	88

Total U.S. Government Agencies (Cost $35,077)		33,105

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (o)	466	471

U.S. Treasury Notes
4.250% due 08/15/2035 (o)	706	711

Total U.S. Treasury Obligations (Cost $1,202)		1,182

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%

Adjustable Rate Mortgage Trust
4.186% due 05/25/2036 •	2,890	1,194

Atrium Hotel Portfolio Trust
5.548% due 12/15/2036 •(l)	5,500	5,393

Banc of America Alternative Loan Trust
1.754% due 06/25/2046 •(a)	1,850	154
2.794% due 06/25/2037 •(a)	1,608	200
4.206% due 06/25/2037 •	1,481	1,083

Banc of America Funding Trust
6.000% due 07/25/2037	240	207
6.250% due 10/26/2036	3,353	1,158

Banc of America Mortgage Trust
4.832% due 02/25/2036 ~	4	4

BCAP LLC Trust
4.459% due 03/26/2037 þ	1,086	1,848
6.000% due 05/26/2037 ~	4,161	1,651

CD Mortgage Trust
5.688% due 10/15/2048	98	94

Chase Mortgage Finance Trust
4.461% due 09/25/2036 ~	28	23
4.669% due 12/25/2035 ~	6	6

CHL Mortgage Pass-Through Trust
1.504% due 12/25/2036 •(a)	1,600	183
4.103% due 09/20/2036 ~	175	156
4.530% due 09/25/2047 ~	13	12

Citigroup Mortgage Loan Trust, Inc.
4.939% due 11/25/2035 ~	8,656	4,169
5.019% due 07/25/2037 ~	47	42
6.500% due 09/25/2036	2,080	994

CLNY Trust
6.174% due 11/15/2038 •	1,700	1,605
6.870% due 11/15/2038 •	1,300	1,152

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
1.154% due 04/25/2035 •(a)		$1,601	$95
4.346% due 12/25/2046 •		1,172	1,012
4.735% due 02/25/2037 ~		66	59
6.000% due 02/25/2037		3,992	1,417
6.250% due 12/25/2036 •		2,122	847
6.500% due 06/25/2036		591	265

Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036		1,262	746

CSMC Trust
3.431% due 11/10/2032		1,200	966
8.044% due 07/15/2032 •		950	946

Eurosail-U.K. PLC
5.251% due 06/13/2045 •	GBP	3,347	3,735
7.901% due 06/13/2045 •		988	1,104

HarborView Mortgage Loan Trust
3.994% due 08/19/2036 ~		$77	66
5.503% due 08/19/2036 ~		1	1

Hilton USA Trust
2.828% due 11/05/2035		900	780

IM Pastor 3 FTH
2.175% due 03/22/2043 •	EUR	1,589	1,654

JP Morgan Alternative Loan Trust
4.154% due 03/25/2037 ~		$2,470	2,155

JP Morgan Chase Commercial Mortgage Securities Trust
5.397% due 11/15/2035 •		1,300	1,139
5.615% due 03/15/2036 •		1,750	1,428
5.747% due 11/15/2035 •		600	474

JP Morgan Mortgage Trust
2.774% due 01/25/2037 •(a)		13,156	1,827
4.051% due 07/27/2037 ~		3,927	3,332

Lehman XS Trust
4.286% due 06/25/2047 •		962	917

New Orleans Hotel Trust
5.387% due 04/15/2032 •(l)		1,000	991
7.487% due 04/15/2032 •		1,394	1,385

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.513% due 04/25/2036 ~		2,454	2,200

Nomura Resecuritization Trust
3.707% due 07/26/2035 ~		3,671	3,301

PRPM LLC
5.503% due 08/25/2030 þ		959	962

RCO X Mortgage LLC
5.418% due 10/25/2030 þ		4,104	4,066

Residential Asset Securitization Trust
4.246% due 01/25/2046 •		165	45
6.250% due 09/25/2037		4,542	1,639
6.500% due 08/25/2036		790	216

SG Commercial Mortgage Securities Trust
2.937% due 03/15/2037 (l)		1,400	1,336

Structured Adjustable Rate Mortgage Loan Trust
4.261% due 01/25/2036 ~		84	45
4.822% due 04/25/2047 ~		258	97

Structured Asset Mortgage Investments II Trust
4.226% due 07/25/2046 •		3,774	3,074

WaMu Mortgage Pass-Through Certificates Trust
3.410% due 05/25/2037 ~		51	42

Washington Mutual Mortgage Pass-Through Certificates Trust
2.834% due 04/25/2037 •(a)		6,337	1,212
6.500% due 03/25/2036		3,783	2,893

WSTN Trust
7.690% due 07/05/2037 ~(l)		1,600	1,626
8.455% due 07/05/2037 ~(l)		1,600	1,611
9.835% due 07/05/2037 ~		1,300	1,318

Total Non-Agency Mortgage-Backed Securities (Cost $82,615)			74,352

ASSET-BACKED SECURITIES 10.1%

AUTOMOBILE ABS OTHER 0.4%

Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033		1,412	1,420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.942% due 06/15/2033		$623	$625
10.219% due 06/15/2033		1,079	1,088

			3,133

HOME EQUITY OTHER 4.1%

ACE Securities Corp. Home Equity Loan Trust
4.126% due 07/25/2036 •		1,370	1,148

Countrywide Asset-Backed Certificates Trust
4.251% due 09/25/2046 •		12,461	10,380

JP Morgan Mortgage Acquisition Trust
4.129% due 03/25/2047 þ		526	345

Merrill Lynch Mortgage Investors Trust
4.166% due 04/25/2037 •		522	247

Morgan Stanley Mortgage Loan Trust
5.380% due 11/25/2036 •		933	363
6.465% due 09/25/2046 þ		5,729	1,846

People’s Financial Realty Mortgage Securities Trust
4.006% due 09/25/2036 •		19,259	3,478

Renaissance Home Equity Loan Trust
6.998% due 09/25/2037 þ		6,173	2,390
7.238% due 09/25/2037 þ		5,341	2,067

Residential Asset Mortgage Products Trust
4.281% due 12/25/2036 •		11,149	9,452

Truman Capital Mortgage Loan Trust
7.971% due 01/25/2034 •		2,535	2,471

Washington Mutual Asset-Backed Certificates Trust
4.146% due 05/25/2036 •		124	98

			34,285

WHOLE LOAN COLLATERAL 3.8%

First Franklin Mortgage Loan Trust
4.716% due 06/25/2036 •		3,147	3,054

PRET LLC
5.184% due 11/25/2055 þ		8,131	8,157
5.193% due 10/25/2055 þ		1,774	1,779
5.265% due 12/25/2055 «þ		8,300	8,311
5.342% due 12/25/2055 þ		4,154	4,169

Specialty Underwriting & Residential Finance Trust
4.821% due 06/25/2036 •		8,070	6,792

			32,262

OTHER ABS 1.8%

Aqueduct European CLO DAC
1.000% due 01/25/2039	EUR	1,060	728

Avoca CLO XIII DAC
0.000% due 04/15/2034 ~		2,150	928

Belle Haven ABS CDO Ltd.
7.500% due 07/05/2046 •		$185,947	413

Carlyle Global Market Strategies Euro CLO DAC
0.000% due 01/25/2032 ~	EUR	2,200	513
0.000% due 04/15/2038 ~		548	394

Carlyle U.S. CLO Ltd.
0.000% due 10/15/2031 ~		$4,200	113

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,000	540
0.000% due 03/31/2038 ~		2,441	1,456

Cork Street CLO DAC
0.000% due 11/27/2028 ~	EUR	700	100

CVC Cordatus Loan Fund VI DAC
0.000% due 04/15/2032 ~		3,120	811

Duke Funding V Ltd.
7.640% due 08/07/2033 •		$13,523	1,611

Glacier Funding CDO III Ltd.
7.270% due 08/04/2035 •		6,310	466

Man GLG Euro CLO I DAC
0.000% due 10/15/2030 ~	EUR	3,371	4

Marlette Funding Trust
0.000% due 07/16/2029 «		$10	0

Sherwood Funding CDO Ltd.
7.360% due 11/06/2039 •		31,208	5,909

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
0.000% due 01/25/2042 «		$2	$305

SMB Private Education Loan Trust
0.000% due 10/15/2048 «		5	1,037

			15,328

Total Asset-Backed Securities (Cost $139,455)			85,008

SOVEREIGN ISSUES 6.6%

Angola Government International Bonds
8.250% due 05/09/2028		1,700	1,711
9.244% due 01/15/2031		3,000	3,022
9.875% due 10/15/2035 (l)		900	892

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		7,215	4,669

Argentina Republic Government International Bonds
1.000% due 07/09/2029		131	117
3.500% due 07/09/2041 þ		9,486	6,583
4.125% due 07/09/2046 þ		110	78
5.000% due 01/09/2038 þ		1,326	1,033

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		815	785

Colombia Government International Bonds
3.750% due 09/19/2028	EUR	400	467
5.000% due 09/19/2032		400	451
5.625% due 02/19/2036		400	442

Costa Rica Government International Bonds
5.500% due 11/21/2030		1,250	1,506

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	302,800	620

Dominican Republic Central Bank Notes
13.000% due 01/30/2026	DOP	16,700	265

Dominican Republic International Bonds
10.500% due 03/15/2037 (l)		468,600	7,992
10.750% due 06/01/2036 (l)		25,900	447
11.250% due 09/15/2035 (l)		53,650	947

El Salvador Government International Bonds
8.625% due 02/28/2029		$2,500	2,672
9.250% due 04/17/2030		4,300	4,691

Ghana Government International Bonds
0.000% due 07/03/2026 (f)		22	22
0.000% due 01/03/2030 (f)		67	59
5.000% due 07/03/2029 þ		339	333

Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	55	65
3.900% due 01/30/2033		122	150
4.000% due 01/30/2037		96	117
4.200% due 01/30/2042		119	146

Peru Government International Bonds
6.900% due 08/12/2037	PEN	1,800	561
6.950% due 08/12/2031		2,801	926

Romania Government International Bonds
5.125% due 09/24/2031	EUR	1,700	2,046
5.250% due 05/30/2032		1,000	1,202
5.875% due 07/11/2032 (l)		2,600	3,189

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	268,206	6,241
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		31,100	724

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)		$40	24
0.000% due 02/01/2034 þ(g)		149	71
0.000% due 02/01/2035 þ(g)		126	72
0.000% due 02/01/2036 þ(g)		105	60
4.500% due 02/01/2034 þ		183	112
4.500% due 02/01/2035 þ		256	154
4.500% due 02/01/2036 þ		293	173

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(c)		365	97
9.250% due 09/15/2027 ^(c)		452	151

Total Sovereign Issues (Cost $53,400)			56,085

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 8.3%

COMMUNICATION SERVICES 0.9%

Clear Channel Outdoor Holdings, Inc. (d)	754,306	$1,667

iHeartMedia, Inc. Class A (d)	178,528	743

iHeartMedia, Inc. Class B «(d)	138,545	507

Promotora de Informaciones SA Class A (d)	282,619	118

SES SA «(d)	222,366	3,456

Uniti Group, Inc. (d)	116,865	819

		7,310

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(d)(j)	27,368,642	0

West Marine «(d)(j)	3,250	20

		20

FINANCIALS 1.6%

Banca Monte dei Paschi di Siena SpA	886,500	9,439

Windstream Services LLC «(d)	644,440	4,343

XBP Global Holdings, Inc. (d)	968	6

		13,788

HEALTH CARE 3.2%

AmSurg Corp. «(d)(j)	603,876	27,122

INDUSTRIALS 2.6%

Drillco Holdings Luxembourg SA «(j)	170,549	3,848

Foresea Holdings SA «	70,121	1,582

Incora New Equity «(d)(j)	314,058	12,165

Luxco Co. Ltd. «(d)(j)	181,856	3,209

Westmoreland Mining Holdings «(d)(j)	87,552	49

Westmoreland Mining LLC «(d)(j)	275,905	776

		21,629

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(d)(j)	3,757	188

Total Common Stocks (Cost $68,016)		70,057

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 08/01/2035 «	125,540	845

Total Warrants (Cost $765)		845

PREFERRED SECURITIES 3.8%

BANKING & FINANCE 3.1%

ADLER Group SA «	1,524,031	0

AGFC Capital Trust I
5.916% (US0003M + 1.750%) due 01/15/2067 (l)	20,410,000	13,616

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	70,000	59

Compeer Financial ACA
4.875% due 08/15/2026 (h)	2,100,000	2,072

OCP CLO Ltd.
0.000% due 04/26/2036 ~	15,547	6,470

	SHARES	MARKET VALUE (000S)

Windstream Holdings II LLC «	4,111	$4,086

		26,303

INDUSTRIALS 0.7%

Clover Holdings, Inc.
0.000% «(j)	14,886	286

SVB Financial Trust
0.000% due 11/07/2032 (f)	19,520	3
11.000% due 11/07/2032	4,283	2,041

Syniverse Holdings, Inc. «(j)	3,356,868	3,257

		5,587

Total Preferred Securities (Cost $28,819)		31,890

REAL ESTATE INVESTMENT TRUSTS 0.3%

REAL ESTATE 0.3%

VICI Properties, Inc.	95,221	2,678

Total Real Estate Investment Trusts (Cost $272)		2,678

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (k) 0.3%
		2,400

U.S. TREASURY BILLS 0.3%
3.676% due 03/31/2026 - 04/21/2026 (e)(f)(o)	$2,205	2,184

Total Short-Term Instruments (Cost $4,584)		4,584

Total Investments in Securities (Cost $1,095,237)		997,777

	SHARES
INVESTMENTS IN AFFILIATES 5.8%

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%

PIMCO Short-Term Floating NAV Portfolio III	5,068,340	49,371

Total Short-Term Instruments (Cost $49,364)		49,371

Total Investments in Affiliates (Cost $49,364)		49,371

Total Investments 123.7% (Cost $1,144,601)		$1,047,148

Financial Derivative Instruments (m)(n) (0.2)% (Cost or Premiums, net $58,567)		(2,391)

Other Assets and Liabilities, net (23.4)%		(198,576)

Net Assets Applicable to Common Shareholders 100.0%		$846,181

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	53

Schedule of Investments	PIMCO High Income Fund	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Coupon represents a 7-Day Yield.
(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
AmSurg Corp.	11/02/2023 - 11/06/2023	$25,233	$27,122	3.21%
Clover Holdings, Inc.	12/09/2024	223	286	0.03
Drillco Holdings Luxembourg SA	06/08/2023	3,411	3,848	0.46
Incora New Equity	01/31/2025	15,256	12,165	1.44
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	7,047	10,996	1.30
Luxco Co. Ltd.	10/01/2025	3,202	3,209	0.38
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	42	188	0.02
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 05/30/2025	3,313	3,257	0.38
West Marine	09/12/2023	46	20	0.00
Westmoreland Mining Holdings	07/11/2016 - 10/19/2016	2,140	49	0.01
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1,148	776	0.09

		$61,061	$61,916	7.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	3.870%	12/31/2025	01/02/2026	$2,400	U.S. Treasury Notes 3.875% due 07/31/2030	$(2,445)	$2,400	$2,401

Total Repurchase Agreements						$(2,445)	$2,400	$2,401

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BPS	0.000%	11/28/2025	TBD	(3)	EUR	(181)	$(213)
	1.750	09/01/2025	TBD	(3)		(1,050)	(1,241)
	3.880	12/12/2025	TBD	(3)		$(1,017)	(1,020)
BRC	3.250	12/19/2025	TBD	(3)	GBP	(400)	(540)
BYR	4.210	12/15/2025	03/16/2026			$(19,981)	(20,023)
	4.210	12/26/2025	03/16/2026			(283)	(283)

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
CDC	4.010%	12/10/2025	02/09/2026			$(294)	$(295)
	4.110	12/10/2025	02/09/2026			(177)	(178)
	4.110	12/17/2025	04/16/2026			(2,621)	(2,625)
	4.110	12/29/2025	04/28/2026			(2,982)	(2,983)
	4.210	09/30/2025	01/23/2026			(1,304)	(1,320)
	4.210	12/17/2025	04/16/2026			(4,815)	(4,824)
	4.210	12/23/2025	04/16/2026			(5,606)	(5,613)
	4.210	12/29/2025	04/28/2026			(16,369)	(16,377)
	4.210	01/02/2026	05/01/2026			(3,504)	(3,504)
	4.250	12/01/2025	03/02/2026			(454)	(456)
	4.250	12/08/2025	03/02/2026			(2,823)	(2,831)
	4.270	12/04/2025	01/02/2026			(1,880)	(1,886)
	4.270	12/11/2025	01/02/2026			(543)	(545)
	4.270	12/23/2025	01/02/2026			(1,129)	(1,130)
CEW	4.330	11/26/2025	02/26/2026			(16,535)	(16,609)
DBL	4.151	12/19/2025	03/20/2026			(6,896)	(6,907)
	4.251	12/19/2025	03/20/2026			(1,395)	(1,397)
	4.351	12/19/2025	03/20/2026			(1,374)	(1,376)
DEU	4.270	12/15/2025	02/13/2026			(3,254)	(3,261)
IND	4.200	12/04/2025	03/04/2026			(1,589)	(1,595)
	4.220	11/12/2025	02/12/2026			(1,247)	(1,255)
	4.230	12/17/2025	03/17/2026			(4,985)	(4,995)
	4.250	11/28/2025	02/27/2026			(18,319)	(18,394)
	4.250	12/19/2025	02/27/2026			(2,558)	(2,562)
	4.400	12/18/2025	03/16/2026			(2,284)	(2,288)
MSC	3.750	12/12/2025	01/30/2026			(1,054)	(1,056)
MYI	2.700	12/12/2025	TBD	(3)		(805)	(806)
	3.250	12/19/2025	TBD	(3)	GBP	(1,000)	(1,349)
	3.300	12/29/2025	TBD	(3)		(210)	(283)
	3.600	12/12/2025	TBD	(3)		$(201)	(201)
RDR	4.000	12/18/2025	TBD	(3)		(2,925)	(2,930)
	4.100	12/18/2025	TBD	(3)		(4,049)	(4,056)
RTA	4.295	11/20/2025	05/20/2026			(9,650)	(9,703)
	4.295	12/02/2025	06/02/2026			(7,291)	(7,319)
	4.295	12/15/2025	05/20/2026			(2,520)	(2,525)
	4.295	12/18/2025	06/18/2026			(2,487)	(2,491)
	4.295	12/26/2025	06/18/2026			(1,708)	(1,709)
SCX	2.150	06/17/2025	TBD	(3)	EUR	(2,029)	(2,412)
	4.100	12/12/2025	TBD	(3)		$(7,112)	(7,129)
	4.100	12/15/2025	TBD	(3)		(809)	(811)
SOG	4.470	10/08/2025	01/08/2026			(1,664)	(1,681)
	4.470	10/17/2025	01/16/2026			(27,352)	(27,614)
	4.470	11/03/2025	01/07/2026			(1,052)	(1,059)
	4.470	11/13/2025	01/16/2026			(2,717)	(2,734)
	4.470	11/24/2025	01/09/2026			(812)	(816)
	4.470	12/08/2025	01/08/2026			(89)	(90)
UBS	2.498	12/05/2025	03/04/2026		EUR	(2,772)	(3,264)

Total Reverse Repurchase Agreements							$(210,564)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
Global/Master Repurchase Agreement
BOS	$2,401	$0	$0	$2,401	$(2,445)	$(44)
BPS	0	(2,474)	0	(2,474)	2,568	94
BRC	0	(540)	0	(540)	546	6
BYR	0	(20,306)	0	(20,306)	22,753	2,447
CDC	0	(44,567)	0	(44,567)	47,658	3,091
CEW	0	(16,609)	0	(16,609)	17,299	690
DBL	0	(9,680)	0	(9,680)	10,958	1,278
DEU	0	(3,261)	0	(3,261)	3,802	541
IND	0	(31,089)	0	(31,089)	34,745	3,656
MSC	0	(1,056)	0	(1,056)	1,412	356

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	55

Schedule of Investments	PIMCO High Income Fund	(Cont.)

Counterparty	Repurchase Agreement Proceeds to be Received (1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (4)
MYI	$0	$(2,639)	$0	$(2,639)	$2,628	$(11)
RDR	0	(6,986)	0	(6,986)	8,014	1,028
RTA	0	(23,747)	0	(23,747)	27,693	3,946
SCX	0	(10,352)	0	(10,352)	11,778	1,426
SOG	0	(33,994)	0	(33,994)	40,007	6,013
UBS	0	(3,264)	0	(3,264)	3,636	372

Total Borrowings and Other Financing Transactions	$2,401	$(210,564)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(39,931)	$(78,289)	$(57,140)	$(175,360)
Non-Agency Mortgage-Backed Securities	0	0	(9,680)	0	(9,680)
Sovereign Issues	0	0	0	(11,158)	(11,158)
Preferred Securities	0	0	0	(10,862)	(10,862)

Total Borrowings	$0	$(39,931)	$(87,969)	$(79,160)	$(207,060)

Payable for reverse repurchase agreements (5)					$(207,060)

(l)	Securities with an aggregate market value of $237,054 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)	Includes accrued interest.
(2)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(112,831) at a weighted average interest rate of 4.345%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(3,504) is outstanding at period end.
(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
										Asset	Liability
Morgan Stanley	1.000%	Quarterly	06/20/2026	0.226%	$	500	$2	$0	$2	$0	$0
Venture Global LNG, Inc.	5.000	Quarterly	12/20/2030	4.628		100	1	1	2	0	0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.409	EUR	400	(39)	(3)	(42)	2	0
Worldline SA/France	5.000	Quarterly	12/20/2028	11.085		100	(14)	(2)	(16)	1	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.384		3,700	(682)	(56)	(738)	21	0

							$(732)	$(60)	$(792)	$24	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	34,800	$(181)	$374	$193	$39	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		13,400	1,297	2,068	3,365	0	(12)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		6,900	768	440	1,208	0	(7)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		2,700	(7)	2,159	2,152	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		$2,200	1	44	45	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.850	Semi-Annual	02/01/2027		43,700	253	1,214	1,467	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		112,200	(2,687)	(1,403)	(4,090)	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		23,400	(313)	151	(162)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	08/25/2028		27,135	(8)	1,525	1,517	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		89,500	784	253	1,037	0	(85)

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.000%	Semi-Annual	06/19/2029		$79,200	$1,112	$(2,834)	$(1,722)	$0	$(110)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		76,900	(969)	1,727	758	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		31,000	(587)	283	(304)	38	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		53,300	(5,501)	2,713	(2,788)	0	(76)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		233,400	(2,351)	(607)	(2,958)	0	(349)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		127	1	15	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		7,300	427	677	1,104	13	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/09/2032		139,800	492	18,562	19,055	264	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		87,000	4,224	8,813	13,037	156	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		59,500	2,570	4,466	7,036	107	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		9,810	(161)	195	34	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		395,600	59,600	(107,180)	(47,580)	0	(548)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		6,160	119	231	350	18	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		35,600	(247)	13,708	13,461	92	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		55,100	(135)	23,114	22,979	139	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		42,480	(165)	17,012	16,847	108	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		29,200	2,061	(13,589)	(11,528)	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		223,450	(4,208)	102,715	98,507	198	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,700	916	1,441	2,357	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,000	1,270	2,115	3,385	93	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	02/26/2029	EUR	65,500	66	(4,273)	(4,207)	0	(29)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		24,100	(1,059)	3,901	2,842	16	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		3,200	290	300	589	4	0
Receive	6-Month EUR-EURIBOR	1.250	Annual	08/19/2049		18,200	76	7,229	7,305	39	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		7,700	1,317	(5,605)	(4,288)	0	(16)
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		26,400	424	3,583	4,007	16	0

							$59,489	$85,537	$145,026	$1,435	$(1,468)

Total Swap Agreements							$58,757	$85,477	$144,234	$1,459	$(1,468)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$1,459	$1,459	$0	$0	$(1,468)	$(1,468)

Cash of $15,657 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	57

Schedule of Investments	PIMCO High Income Fund	(Cont.)

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	EUR	646		$763	$3	$0
	02/2026	DOP	115,270		1,809	5	(5)
	03/2026	PEN	3,169		940	0	0

BPS	01/2026	EUR	1,890		2,220	0	(2)
	01/2026		$498	EUR	423	0	(1)
	08/2030	KWD	58		$195	3	0

BRC	01/2026		$134	TRY	6,038	6	0
	02/2026		3,295		150,137	88	0
	03/2026		6,449		294,807	78	0

BSH	02/2026	PEN	1,006		$288	0	(11)

CBK	01/2026	DOP	10,315		159	0	(3)
	01/2026	EUR	5,188		6,087	0	(13)
	01/2026		$5,450	EUR	4,675	46	0
	03/2026	PEN	2,719		$802	0	(5)

FAR	01/2026	GBP	20,361		26,738	0	(707)

GLM	01/2026	DOP	107,011		1,731	47	0
	02/2026		161,095		2,533	4	0
	02/2026		$1,081	BRL	5,958	0	(2)
	02/2026		89	TRY	4,050	2	0
	03/2026	DOP	55,794		$860	1	(15)
	05/2026		61,348		937	0	(14)

JPM	01/2026	HKD	33,519		4,313	4	0

MBC	01/2026	EUR	1,822		2,129	0	(13)
	01/2026		$456	CAD	642	12	0
	01/2026		100	GBP	75	1	0

NGF	03/2026		1,018	TRY	46,510	11	0

SOG	01/2026	EUR	115,088		$133,244	0	(2,065)
	03/2026	PEN	3		1	0	0

UAG	01/2026		$1,204	EUR	1,030	7	0

Total Forward Foreign Currency Contracts						$318	$(2,856)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)		Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	1.757%		$300	$(3)	$1	$0	$(2)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦	3,300	0	193	193	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	165	0	2	2	0

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		1,400	(12)	8	0	(4)

MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.346		900	(175)	142	0	(33)

Total Swap Agreements								$(190)	$346	$195	$(39)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$8	$0	$0	$8	$(5)	$0	$0	$(5)	$3	$0	$3
BPS	3	0	0	3	(3)	0	0	(3)	0	0	0
BRC	172	0	0	172	0	0	0	0	172	0	172
BSH	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
CBK	46	0	0	46	(21)	0	(2)	(23)	23	0	23
DUB	0	0	195	195	0	0	0	0	195	(214)	(19)

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
FAR	$0	$0	$0	$0	$(707)	$0	$0	$(707)	$(707)	$757	$50
GLM	54	0	0	54	(31)	0	0	(31)	23	0	23
GST	0	0	0	0	0	0	(4)	(4)	(4)	0	(4)
JPM	4	0	0	4	0	0	0	0	4	0	4
MBC	13	0	0	13	(13)	0	0	(13)	0	0	0
MYC	0	0	0	0	0	0	(33)	(33)	(33)	0	(33)
NGF	11	0	0	11	0	0	0	0	11	0	11
SOG	0	0	0	0	(2,065)	0	0	(2,065)	(2,065)	2,042	(23)
UAG	7	0	0	7	0	0	0	0	7	0	7

Total Over the Counter	$318	$0	$195	$513	$(2,856)	$0	$(39)	$(2,895)

(o)
Securities with an aggregate market value of $2,799 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$24	$0	$0	$1,435	$1,459

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$318	$0	$318
Swap Agreements	0	195	0	0	0	195

	$0	$195	$0	$318	$0	$513

	$0	$219	$0	$318	$1,435	$1,972

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,468	$1,468

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,856	$0	$2,856
Swap Agreements	0	39	0	0	0	39

	$0	$39	$0	$2,856	$0	$2,895

	$0	$39	$0	$2,856	$1,468	$4,363

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	59

Schedule of Investments	PIMCO High Income Fund	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(114)	$(114)
Swap Agreements	0	18	0	0	1,418	1,436

	$0	$18	$0	$0	$1,304	$1,322

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,231	$0	$1,231
Swap Agreements	0	114	0	0	0	114

	$0	$114	$0	$1,231	$0	$1,345

	$0	$132	$0	$1,231	$1,304	$2,667

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(61)	$0	$0	$1,945	$1,884

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,191	$0	$1,191
Swap Agreements	0	44	0	0	0	44

	$0	$44	$0	$1,191	$0	$1,235

	$0	$(17)	$0	$1,191	$1,945	$3,119

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$164,791	$35,285	$200,076
Corporate Bonds & Notes
Banking & Finance	0	61,945	294	62,239
Industrials	0	267,793	20,831	288,624
Utilities	0	39,084	182	39,266
Convertible Bonds & Notes
Industrials	0	31,681	0	31,681
Municipal Bonds & Notes
Michigan	0	1,793	0	1,793
Texas	0	7,926	0	7,926
West Virginia	0	6,386	0	6,386
U.S. Government Agencies	0	24,876	8,229	33,105
U.S. Treasury Obligations	0	1,182	0	1,182
Non-Agency Mortgage-Backed Securities	0	74,352	0	74,352
Asset-Backed Securities
Automobile ABS Other	0	3,133	0	3,133
Home Equity Other	0	34,285	0	34,285
Whole Loan Collateral	0	23,951	8,311	32,262
Other ABS	0	13,986	1,342	15,328
Sovereign Issues	0	56,085	0	56,085
Common Stocks
Communication Services	3,229	118	3,963	7,310
Consumer Discretionary	0	0	20	20
Financials	6	9,439	4,343	13,788
Health Care	0	0	27,122	27,122
Industrials	0	0	21,629	21,629
Real Estate	0	0	188	188
Warrants
Communication Services	0	0	845	845
Preferred Securities
Banking & Finance	0	22,217	4,086	26,303
Industrials	0	2,044	3,543	5,587

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Real Estate Investment Trusts
Real Estate	$2,678	$0	$0	$2,678
Short-Term Instruments
Repurchase Agreements	0	2,400	0	2,400
U.S. Treasury Bills	0	2,184	0	2,184

	$5,913	$851,651	$140,213	$997,777

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$49,371	$0	$0	$49,371

Total Investments	$55,284	$851,651	$140,213	$1,047,148

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,459	0	1,459
Over the counter	0	318	195	513

	$0	$1,777	$195	$1,972

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,468)	0	(1,468)
Over the counter	0	(2,895)	0	(2,895)

	$0	$(4,363)	$0	$(4,363)

Total Financial Derivative Instruments	$0	$(2,586)	$195	$(2,391)

Totals	$55,284	$849,065	$140,408	$1,044,757

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$41,013	$559	$(4,837)	$71	$0	$(1,751)	$230	$0	$35,285	$(1,741)
Corporate Bonds & Notes
Banking & Finance	302	294	(41)	0	1	53	0	(315)	294	0
Industrials	19,641	923	(1,502)	23	0	1,746	0	0	20,831	1,345
Utilities	0	129	0	(1)	0	54	0	0	182	54
U.S. Government Agencies	8,262	0	(122)	18	40	31	0	0	8,229	28
Asset-Backed Securities
Whole Loan Collateral	0	8,300	0	0	0	11	0	0	8,311	11
Other ABS	1,468	0	(22)	0	(14,261)	14,157	0	0	1,342	(123)
Common Stocks
Communication Services	10,752	0	(9,497)	0	5,042	(2,334)	0	0	3,963	3,749
Consumer Discretionary	20	0	0	0	0	0	0	0	20	0
Financials	7,671	3,931	(7,860)	0	(8,060)	8,661	0	0	4,343	412
Health Care	27,263	0	0	0	0	(141)	0	0	27,122	(141)
Industrials	16,246	3,202	0	0	0	2,181	0	0	21,629	2,181
Real Estate (3)	15	0	0	0	0	173	0	0	188	173
Warrants
Communication Services	2,095	765	(1,888)	0	499	(626)	0	0	845	80
Financials	1	0	(3)	0	(8,989)	8,991	0	0	0	0
Preferred Securities
Banking & Finance	0	4,111	0	0	0	(25)	0	0	4,086	(25)
Industrials	3,254	197	0	0	0	92	0	0	3,543	92

	$138,003	$22,411	$(25,772)	$111	$(25,728)	$31,273	$230	$(315)	$140,213	$6,095

Financial Derivative Instruments - Assets
Over the counter	$197	$1	$0	$0	$0	$(3)	$0	$0	$195	$(3)

Totals	$138,200	$22,412	$(25,772)	$111	$(25,728)	$31,270	$230	$(315)	$140,408	$6,092

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$12,093	Comparable Companies	EBITDA Multiple	X	16.360	—
	9,011	Discounted Cash Flow	Discount Rate		6.575-75.000	7.849
	4,755	Indicative Market Quotation	Broker Quote		101.250	—
	9,426	Third Party Vendor	Broker Quote		42.500-100.500	93.761
Corporate Bonds & Notes
Banking & Finance	294	Recent Transaction	Purchase price		100.000	—
Industrials	20,831	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/ Discount Rate	X/%	13.000/10.000	—
Utilities	182	Indicative Market Quotation	Broker Quote	EUR	14.125	—
U.S. Government Agencies	8,229	Discounted Cash Flow	Discount Rate		11.515	—
Asset-Backed Securities
Whole Loan Collateral	8,311	Proxy Pricing	Base Price		100.000	—
Other ABS	1,342	Discounted Cash Flow	Discount Rate		12.000-20.000	15.172
Common Stocks
Communication Services	3,456	Indicative Market Quotation	Broker Quote		$15.542	—
	507	Reference Instrument	Stock Price w/ Liquidity Discount		12.000	—
Consumer Discretionary	20	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	0.500/20.750	—
Financials	4,343	Reference Instrument	Stock Price w/ Liquidity Discount		4.130	—
Health Care	27,122	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	12,165	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/ Discount Rate	X/%	13.000/10.000	—
	6,256	Indicative Market Quotation	Broker Quote		$0.563-22.563	19.051
	3,208	Indicative Market Quotation	Broker Quote		15.012	—

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	61

Schedule of Investments	PIMCO High Income Fund	(Cont.)	December 31, 2025	(Unaudited)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Real Estate	$188	Other Valuation Techniques (3)				—
Warrants
Communication Services	845	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	4,086	Discounted Cash Flow	Discount Rate		11.780	—
Industrials	286	Comparable Companies	Revenue/EBITDA Multiple	X	4.625	—
	3,257	Discounted Cash Flow	Discount Rate		14.350	—

Financial Derivative Instruments - Assets
Over the counter	195	Indicative Market Quotation	Broker Quote		0.497-5.818	5.779

Total	$140,408

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Common Stocks Consumer Discretionary to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Income Strategy Fund	December 31, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 33.0%

Air Canada
5.716% - 9.340% (TSFR1M + 2.000%) due 03/21/2031 ~		$98	$99

Altice France SA
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		1,900	1,902

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~		6,936	6,945

Asurion LLC
7.816% (TSFR1M + 4.000%) due 08/19/2028 ~		1,691	1,695

Auris Luxembourg III SARL
TBD% (TSFR6M + 3.500%) due 02/28/2029 ~		99	99

Bausch & Lomb Corp.
7.966% (TSFR1M + 4.250%) due 01/15/2031 ~		299	302

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~		1,990	1,949

BDO USA PC
8.273% (TSFR3M + 4.500%) due 08/31/2028 «~		102	101
8.865% (TSFR3M + 5.000%) due 08/31/2028 «~		1,333	1,337

Cengage Learning, Inc.
7.227% (TSFR1M + 3.500%) due 03/24/2031 ~		790	794

Central Parent, Inc.
6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~		2,878	2,447

Charlotte Buyer, Inc.
8.011% (TSFR1M + 4.250%) due 02/11/2028 ~		1,691	1,664

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		2,121	2,193

Databricks, Inc.
TBD% due 01/03/2031 ~µ		91	92
TBD% due 01/05/2032 «µ		91	91
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		409	417

DirecTV Financing LLC
9.102% (TSFR3M + 5.000%) due 08/02/2027 ~		37	37

DTI Holdco, Inc.
7.716% (TSFR1M + 4.000%) due 04/26/2029 ~		2,264	2,120

Encina Private Credit LLC
TBD% - 19.000% due 11/30/2026 «~µ		599	581

Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	1,100	1,265
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$2,149	2,008

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		551	551
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		7,011	7,221

Finastra USA, Inc.
10.973% (TSFR3M + 7.250%) due 09/13/2029 ~		149	150

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		219	218

Galaxy U.S. Opco, Inc.(5.840% Cash)
5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		1,797	1,733

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		$3,163	$3,174

Guardian
TBD% - 9.912% due 08/29/2032 «~µ		100	100
TBD% - 9.912% (TSFR3M + 5.500%) due 08/29/2032 «~		600	595

iHeartCommunications, Inc.
9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		301	276

INEOS U.S. Finance LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		2,294	1,868

Ivanti Software, Inc.
TBD% (TSFR3M + 4.750%) due 06/01/2029 ~		2,247	1,878

J&J Ventures Gaming LLC
8.831% (TSFR1M + 5.000%) due 04/26/2028 «~		782	790

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		40	34

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~		216	169

Magenta Security Holdings LLC
10.850% (TSFR3M + 6.750%) due 07/27/2028 ~		59	45
11.100% (TSFR3M + 7.000%) due 07/27/2028 ~		78	34

Magenta Security Holdings LLC (10.350% Cash)
10.350% (TSFR3M + 6.250%) due 07/27/2028 ~		276	65

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~		497	461

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(b)		1,178	62

MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 05/03/2028 ~		1,687	1,574

MI Windows & Doors LLC
6.466% - 7.831% (TSFR1M + 2.750%) due 03/28/2031 ~		99	99

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		510	512
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		4,224	3,981

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		1,152	931
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		98	92

Obol France 3 SAS
7.103% - 7.223% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	2,717	3,158

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	1,600	2,161

Ontario Gaming GTA LP
7.922% (TSFR3M + 4.250%) due 08/01/2030 ~		$98	91

Padagis LLC
8.949% (TSFR3M + 4.750%) due 07/06/2028 «~		1,631	1,545

Paradigm Parent LLC
8.172% (TSFR3M + 4.500%) due 04/16/2032 ~		2,135	1,885

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		8,514	7,920

Polaris Newco LLC
7.852% (TSFR3M + 3.750%) due 06/02/2028 ~		1,965	1,899

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,600	$680

Primo Brands Corp.
5.922% - 9.100% (TSFR3M + 2.250%) due 03/31/2028 ~		$294	295

Promotora de Informaciones SA
7.480% (EUR003M + 5.470%) due 12/31/2029 ~	EUR	11,414	13,192

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		$2,494	2,496

RealPage, Inc.
6.934% - 7.398% (TSFR3M + 3.000%) due 04/24/2028 ~		1,398	1,399

Spa Holdings 3 OY
8.184% (TSFR3M + 4.250%) due 05/23/2030 ~		1,990	2,006

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	7,059	2,854

Stepstone Group MidCo 2 GmbH
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$1,990	1,867

Stonepeak Bayou Holdings LP
6.422% - 7.934% (TSFR3M + 2.750%) due 10/01/2032 ~		2,000	1,815

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	1,566	1,850

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$4,786	4,635

Trident TPI Holdings, Inc.
7.422% (TSFR3M + 3.750%) due 09/15/2028 ~		1,691	1,629

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		219	217
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		9,423	8,899
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		1,750	1,715

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	17,577	2,287

Vistra Zero Operating Co. LLC
5.716% - 9.340% (TSFR1M + 2.000%) due 04/30/2031 ~		$199	197

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		725	308

X Corp.
9.500% due 10/26/2029 ~		500	499
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		4,798	4,725

Total Loan Participations and Assignments (Cost $130,991)			126,975

CORPORATE BONDS & NOTES 30.7%

BANKING & FINANCE 7.7%

Armor Holdco, Inc.
8.500% due 11/15/2029		2,000	2,024

Banca Monte dei Paschi di Siena SpA
10.500% due 07/23/2029	EUR	1,442	2,073

Barclays PLC
6.490% due 09/13/2029 •(i)		$200	211
6.692% due 09/13/2034 •(i)		300	332
7.437% due 11/02/2033 •(i)		970	1,110

BOI Finance BV
7.500% due 02/16/2027	EUR	1,500	1,818

CaixaBank SA
6.840% due 09/13/2034 •(i)		$200	223

CBRE Services, Inc.
5.950% due 08/15/2034 (i)		400	428

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	63

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Claveau Re Ltd.
4.030% due 07/08/2028 «		$192	$0

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	500	162

Credit Suisse AG AT1 Claim		$3,840	1,133

FS KKR Capital Corp.
7.875% due 01/15/2029 (i)		2,000	2,071

GSPA Monetization Trust
6.422% due 10/09/2029		795	805

Hestia Re Ltd.
3.730% (BNMMDTSC + 0.100%) due 04/22/2029 ~		13	7

Integrity Re Ltd.
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		1,000	1,095

ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.750% due 05/15/2028		100	94
8.750% due 05/01/2029		1,080	1,095
9.500% due 05/30/2029		720	730

JAB Holdings BV
3.750% due 05/28/2051		250	172
4.500% due 04/08/2052		100	78

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,179

Long Walk Reinsurance Ltd.
13.850% (BRMMUSDF + 10.240%) due 01/30/2031 ~		$400	403

Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/2030 (i)		2,000	2,052

Sammons Financial Group, Inc.
6.875% due 04/15/2034 (i)		100	110

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		714	421

Societe Generale SA
6.691% due 01/10/2034 •(i)		400	436

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	3,784	820

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030		$4,868	4,533

Ursa Re II Ltd.
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		250	250

Ursa Re Ltd.
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		400	416

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029 (i)		1,800	1,767
4.500% due 01/15/2028 (i)		1,280	1,284

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		1,718	0

Winston RE Ltd.
13.840% (BNMMDTSC + 10.210%) due 02/26/2031 ~		250	266

			29,598

INDUSTRIALS 18.1%

1261229 BC Ltd.
10.000% due 04/15/2032		500	520

ams-OSRAM AG
12.250% due 03/30/2029		1,000	1,067

Beignet Investor LLC
6.581% due 05/30/2049 (i)		4,930	5,213

Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	600	702
5.500% due 01/15/2028		$618	612

CVS Pass-Through Trust
7.507% due 01/10/2032 (i)		242	257

DISH DBS Corp.
5.250% due 12/01/2026		3,520	3,416
5.750% due 12/01/2028		3,560	3,497

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ecopetrol SA
8.375% due 01/19/2036		$200	$206

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.750% due 01/15/2030		1,600	1,522

Flora Food Management BV
6.875% due 07/02/2029	EUR	800	936

Ford Motor Co.
7.700% due 05/15/2097		$4,805	4,999

goeasy Ltd.
7.375% due 10/01/2030 (i)		1,800	1,734

Great Canadian Gaming Corp./Raptor LLC
8.750% due 11/15/2029		100	101

Grupo Nutresa SA
8.000% due 05/12/2030 (i)		700	757

HCA, Inc.
7.500% due 11/15/2095		1,050	1,143

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		4,932	4,932

Incora Top Holdco LLC
6.000% due 01/30/2033 «(h)		3,484	5,436

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (i)		1,700	1,714

LifePoint Health, Inc.
9.875% due 08/15/2030		400	431
11.000% due 10/15/2030		1,400	1,537

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032		100	103

National Mentor Holdings, Inc.
10.500% due 12/15/2030 (i)		1,700	1,711

New Albertsons LP
6.570% due 02/23/2028		2,800	2,838

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		673	536

Nissan Motor Co. Ltd.
7.500% due 07/17/2030		400	420

Olympus Water U.S. Holding Corp.
5.375% due 10/01/2029 (i)	EUR	1,400	1,537

Petroleos Mexicanos
6.700% due 02/16/2032		$830	828
6.840% due 01/23/2030		400	406
8.750% due 06/02/2029 (i)		765	821

Topaz Solar Farms LLC
4.875% due 09/30/2039		743	666
5.750% due 09/30/2039 (i)		3,625	3,649

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		400	400

Transocean International Ltd.
8.250% due 05/15/2029		1,500	1,513

U.S. Renal Care, Inc.
10.625% due 06/28/2028		843	723

Ubisoft Entertainment SA
0.878% due 11/24/2027 (i)	EUR	1,500	1,625

Valaris Ltd.
8.375% due 04/30/2030		$356	371

Vale SA
0.000% due 12/29/2049 ~(g)	BRL	60,000	4,489

Venture Global LNG, Inc.
9.500% due 02/01/2029		$800	830
9.875% due 02/01/2032 (i)		1,200	1,240

Viridien
10.000% due 10/15/2030 (i)		2,214	2,336

Vital Energy, Inc.
7.875% due 04/15/2032 (i)		100	99

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032		700	730

Yinson Boronia Production BV
8.947% due 07/31/2042 (i)		785	857

			69,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 4.9%

FORESEA Holding SA
7.500% due 06/15/2030		$467	$461

NGD Holdings BV
6.750% due 12/31/2026		121	111

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (b)		7,304	3,250

OI SA (8.500% PIK)
8.500% due 12/31/2028 (b)		15,147	180

Pacific Gas & Electric Co.
4.200% due 03/01/2029 (i)		900	895
4.450% due 04/15/2042 (i)		322	267
4.750% due 02/15/2044 (i)		996	845

Peru LNG SRL
5.375% due 03/22/2030		3,600	3,489

Qwest Corp.
7.750% due 05/01/2030		7,000	7,148

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029		1,400	1,346

Vistra Operations Co. LLC
6.950% due 10/15/2033 (i)		800	894

			18,886

Total Corporate Bonds & Notes (Cost $132,052)			117,944

CONVERTIBLE BONDS & NOTES 0.7%

INDUSTRIALS 0.7%

DISH Network Corp.
3.375% due 08/15/2026		1,600	1,552

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	900	1,035

Total Convertible Bonds & Notes (Cost $2,608)			2,587

MUNICIPAL BONDS & NOTES 0.8%

MICHIGAN 0.3%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		$1,293	1,013

WEST VIRGINIA 0.5%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)		21,900	2,113

Total Municipal Bonds & Notes (Cost $4,044)			3,126

U.S. GOVERNMENT AGENCIES 1.8%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
0.700% due 11/25/2055 ~(a)		15,388	929
5.992% due 11/25/2055 «~		3,651	2,384

Federal Home Loan Mortgage Corp. REMICS
1.722% due 11/15/2040 •		98	87
3.000% due 11/15/2033 (a)		384	13

Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1.638% due 11/25/2057 ~		94	35
2.186% due 08/25/2057 ~		467	135
2.279% due 08/25/2058 ~		470	173
3.463% due 05/25/2057 ~		277	118
3.579% due 10/25/2058 ~		482	217
3.786% due 05/25/2064 ~		299	145
4.735% due 02/25/2059 ~		565	236
5.745% due 05/25/2060 ~		295	170
7.763% due 03/25/2061 ~		97	58

Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.674% due 11/25/2041 •		1,900	1,998

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association REMICS
2.061% due 02/25/2049 •(a)		$163	$18
2.583% due 12/25/2040 •		110	112
3.500% due 12/25/2032 - 12/25/2049 (a)		895	86
4.000% due 11/25/2042 (a)		456	44

Total U.S. Government Agencies (Cost $7,268)			6,958

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (l)		175	177

U.S. Treasury Notes
4.250% due 08/15/2035 (l)		257	259

Total U.S. Treasury Obligations (Cost $443)			436

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%

Banc of America Funding Trust
6.000% due 08/25/2036		291	273

BBCCRE Trust
4.216% due 08/10/2033		600	535

BCAP LLC Trust
3.729% due 03/27/2036 ~		517	352
4.459% due 03/26/2037 þ		277	472

Bear Stearns ALT-A Trust
4.166% due 06/25/2046 •		643	596
4.474% due 11/25/2036 ~		123	62
4.635% due 09/25/2035 ~		91	39

Bear Stearns ALT-A Trust II
4.192% due 09/25/2047 ~		1,604	752

CD Mortgage Trust
5.688% due 10/15/2048		117	111

Chase Mortgage Finance Trust
4.669% due 12/25/2035 ~		1	1
6.000% due 02/25/2037		297	114
6.000% due 07/25/2037		204	87
6.250% due 10/25/2036		512	185

CHL Mortgage Pass-Through Trust
5.087% due 02/20/2035 ~		1	1
5.500% due 10/25/2035		141	75
6.250% due 09/25/2036		157	55

CLNY Trust
6.174% due 11/15/2038 •		1,100	1,038
6.870% due 11/15/2038 •		1,600	1,418

Countrywide Alternative Loan Trust
4.196% due 05/25/2037 •		131	39
5.500% due 03/25/2035		97	40
5.500% due 12/25/2035		830	408
5.750% due 01/25/2035		40	40
6.000% due 02/25/2035		101	84
6.000% due 08/25/2036 •		114	63
6.000% due 12/25/2036		1,317	353
6.000% due 04/25/2037		349	151
6.250% due 11/25/2036		179	131
6.250% due 12/25/2036 •		615	246
6.500% due 08/25/2036		184	52
6.508% due 04/25/2036 ~		54	51

Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036		642	344
6.000% due 08/25/2037 ~		332	166

CSMC Trust
3.778% due 11/10/2032 ~		1,000	161
8.044% due 07/15/2032 •		3,147	3,132

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.246% due 06/25/2037 •		1,878	1,686

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
5.796% due 06/25/2034 •		1,812	1,834

Eurosail-U.K. PLC
7.901% due 06/13/2045 •	GBP	239	267

GSR Mortgage Loan Trust
6.000% due 02/25/2036		$979	350

HarborView Mortgage Loan Trust
4.566% due 01/19/2035 •		13	13
4.742% due 07/19/2035 ~		10	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hilton USA Trust
2.828% due 11/05/2035	$1,400	$1,214

IndyMac IMSC Mortgage Loan Trust
6.500% due 07/25/2037	1,642	482

JP Morgan Alternative Loan Trust
4.154% due 03/25/2037 ~	314	274
4.538% due 03/25/2036 ~	289	211

JP Morgan Chase Commercial Mortgage Securities Trust
5.307% due 07/05/2033 •	1,182	1,036
5.397% due 11/15/2035 •	1,300	1,139
5.747% due 11/15/2035 •	600	474
6.098% due 02/15/2035 •	823	795
8.048% due 02/15/2035 •	1,892	1,645

JP Morgan Mortgage Trust
5.282% due 01/25/2037 ~	62	52
5.368% due 02/25/2036 ~	63	41

Lehman XS Trust
4.286% due 06/25/2047 •	298	284

Merrill Lynch Mortgage Investors Trust
4.312% due 03/25/2036 ~	419	196

Morgan Stanley Capital I Trust
8.398% due 11/15/2034 •	1,200	1,147

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ~	1,905	476

Morgan Stanley Residential Mortgage Loan Trust
0.325% due 01/25/2070 ~(a)	3,526	16
1.358% due 01/25/2070 ~(a)	3,526	128
7.125% due 01/25/2070 ~	200	195

Residential Asset Securitization Trust
5.750% due 02/25/2036	372	130
6.000% due 07/25/2037	1,784	645
6.250% due 09/25/2037	1,165	420

RFMSI Trust
6.000% due 09/25/2036	37	30
6.000% due 06/25/2037	525	417

Soho Trust
2.697% due 08/10/2038 ~	2,940	2,433

STARM Mortgage Loan Trust
5.860% due 02/25/2037 ~	28	24
6.219% due 04/25/2037 ~	130	60

Structured Adjustable Rate Mortgage Loan Trust
4.261% due 01/25/2036 ~	363	194
4.965% due 11/25/2036 ~	279	211

Verus Securitization Trust
7.782% due 06/25/2069 ~	500	505

WaMu Mortgage Pass-Through Certificates Trust
3.865% due 10/25/2036 ~	123	109
3.897% due 12/25/2046 •	133	122
4.104% due 02/25/2037 ~	99	86
4.746% due 10/25/2045 •	1,483	1,310

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037	10	10

WSTN Trust
7.690% due 07/05/2037 ~	800	813
8.455% due 07/05/2037 ~	800	806
9.835% due 07/05/2037 ~	600	608

Total Non-Agency Mortgage-Backed Securities (Cost $38,431)		34,523

ASSET-BACKED SECURITIES 8.3%

AUTOMOBILE SEQUENTIAL 1.3%

CPS Auto Securitization Trust
11.000% due 06/16/2032 «	4,886	4,963

HOME EQUITY OTHER 1.9%

Argent Securities Trust
4.226% due 03/25/2036 •	5,489	3,114

Citigroup Mortgage Loan Trust, Inc.
4.146% due 12/25/2036 •	2,438	919

Merrill Lynch Mortgage Investors Trust
4.166% due 04/25/2037 •	157	74

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ~		$174	$98

Ownit Mortgage Loan Trust
4.341% due 03/25/2037 •		2,311	2,487

People’s Choice Home Loan Securities Trust
4.731% due 06/25/2034 •		334	318

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 þ		1,014	392

			7,402

HOME EQUITY SEQUENTIAL 0.2%

Morgan Stanley Mortgage Loan Trust
4.086% due 04/25/2037 •		2,338	622

WHOLE LOAN COLLATERAL 0.9%

Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036		214	71

First Franklin Mortgage Loan Trust
4.716% due 06/25/2036 •		1,475	1,431

Residential Asset Mortgage Products Trust
4.406% due 09/25/2036 •		75	72

Securitized Asset-Backed Receivables LLC Trust
4.126% due 05/25/2036 •		3,470	1,874

			3,448

OTHER ABS 4.0%

ABSLT DE LLC
12.234% due 05/20/2033 «		5,300	5,341

Adagio VI CLO DAC
0.000% due 04/30/2031 ~	EUR	1,306	330

Apidos CLO XXVIII
0.000% due 10/20/2038 ~		$2,534	930

Avoca CLO XX DAC
0.000% due 07/15/2032 ~	EUR	1,070	803

Belle Haven ABS CDO Ltd.
7.500% due 07/05/2046 •		$85,896	191

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		1,200	162
0.000% due 03/31/2038 ~		814	486

College Avenue Student Loans Trust
0.000% due 06/25/2054 «		5	2,748
6.610% due 06/25/2054		626	655
8.660% due 06/25/2054		902	963

Deutsche Bank AG
11.214% due 01/21/2035 «•		500	506

Dryden 58 CLO Ltd.
0.000% due 07/17/2031 ~		5,689	158

Marlette Funding Trust
0.000% due 07/16/2029 «		6	0
0.000% due 03/15/2030 «		3	2

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «		1	463

SLM Student Loan Trust
0.000% due 01/25/2042 «		2	383

Taberna Preferred Funding V Ltd.
4.542% due 08/05/2036 •		1,518	1,411

			15,532

Total Asset-Backed Securities (Cost $50,584)			31,967

SOVEREIGN ISSUES 2.5%

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		1,388	898

Argentina Republic Government International Bonds
1.000% due 07/09/2029		293	262
4.125% due 07/09/2046 þ		110	78
5.000% due 01/09/2038 þ		6,188	4,820

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	100,000	205

Dominican Republic Central Bank Notes
13.000% due 01/30/2026	DOP	7,800	124

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	65

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominican Republic International Bonds
10.750% due 06/01/2036	DOP	21,000	$363

Ghana Government International Bonds
0.000% due 07/03/2026 (e)		$14	14
0.000% due 01/03/2030 (e)		44	39
5.000% due 07/03/2029 þ		218	215
5.000% due 07/03/2035 þ		313	287

Peru Government International Bonds
6.900% due 08/12/2037	PEN	900	280
6.950% due 08/12/2031		161	53

Romania Government International Bonds
5.375% due 03/22/2031	EUR	190	233
5.500% due 09/18/2028		500	622
6.375% due 09/18/2033		500	630

Turkiye Government Bonds
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~	TRY	13,466	314

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(c)		$120	32
9.250% due 09/15/2027 ^(c)		151	50

Total Sovereign Issues (Cost $8,266)			9,519

		SHARES
COMMON STOCKS 7.9%

COMMUNICATION SERVICES 0.9%

Clear Channel Outdoor Holdings, Inc. (d)		261,329	578

iHeartMedia, Inc. Class A (d)		62,317	259

iHeartMedia, Inc. Class B «(d)		48,387	177

Promotora de Informaciones SA Class A (d)		130,203	54

SES SA «(d)		113,713	1,767

Uniti Group, Inc. (d)		59,579	418

			3,253

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(d)(h)		12,793,342	0

West Marine «(d)(h)		1,500	9

			9

FINANCIALS 2.0%

Banca Monte dei Paschi di Siena SpA		523,500	5,574

Windstream Services LLC «(d)		326,125	2,198

XBP Global Holdings, Inc. (d)		325	2

			7,774

	SHARES	MARKET VALUE (000S)
HEALTH CARE 3.2%

AmSurg Corp. «(d)(h)	275,005	$12,351

INDUSTRIALS 1.8%

Drillco Holdings Luxembourg SA «(h)	26,444	597

Foresea Holdings SA «	10,980	248

Incora New Equity «(d)(h)	155,272	6,014

Westmoreland Mining Holdings «(d)(h)	25,226	14

Westmoreland Mining LLC «(d)(h)	46,156	130

		7,003

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(d)(h)	1,675	84

Total Common Stocks (Cost $27,896)		30,474

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 08/01/2035 «	63,531	427

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	195	0

Total Warrants (Cost $387)		427

PREFERRED SECURITIES 1.7%

BANKING & FINANCE 1.0%

ADLER Group SA «	675,204	0

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(g)	35,000	30

Cooperatieve Rabobank UA
6.500% due 12/29/2049 þ(g)	1,246,400	1,649

Windstream Holdings II LLC «	2,081	2,068

		3,747

INDUSTRIALS 0.7%

Clover Holdings, Inc.
0.000% «(h)	7,609	147

SVB Financial Trust
0.000% due 11/07/2032 (e)	13,600	2
11.000% due 11/07/2032	1,910	910

	SHARES	MARKET VALUE (000S)

Syniverse Holdings, Inc. «(h)	1,567,967	$1,521

		2,580

Total Preferred Securities (Cost $6,504)		6,327

REAL ESTATE INVESTMENT TRUSTS 0.3%

REAL ESTATE 0.3%

VICI Properties, Inc.	45,844	1,289

Total Real Estate Investment Trusts (Cost $308)		1,289

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
3.898% due 01/27/2026 (e)(f)(l)	$268	267

Total Short-Term Instruments (Cost $267)		267

Total Investments in Securities (Cost $410,049)		372,819

	SHARES
INVESTMENTS IN AFFILIATES 9.3%

SHORT-TERM INSTRUMENTS 9.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%

PIMCO Short-Term Floating NAV Portfolio III	3,688,422	35,929

Total Short-Term Instruments (Cost $35,902)		35,929

Total Investments in Affiliates (Cost $35,902)		35,929

Total Investments 106.3% (Cost $445,951)		$408,748

Financial Derivative Instruments (j)(k) (0.1)% (Cost or Premiums, net $(1,048))		(548)

Other Assets and Liabilities, net (6.2)%		(23,591)

Net Assets Applicable to Common Shareholders 100.0%		$384,609

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
AmSurg Corp.	11/02/2023 - 11/06/2023	$11,491	$12,351	3.21%
Clover Holdings, Inc.	12/09/2024	114	147	0.04
Drillco Holdings Luxembourg SA	06/08/2023	529	597	0.16
Incora New Equity	01/31/2025	7,542	6,014	1.57
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	3,484	5,436	1.41
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	19	84	0.02
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	1,548	1,521	0.40
West Marine	09/12/2023	21	9	0.00
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	727	14	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	231	130	0.03

		$25,706	$26,303	6.84%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BPS	0.000%	11/28/2025	TBD	(2)	EUR	(181)	$(213)
BRC	(0.100)	11/10/2025	TBD	(2)		(1,308)	(1,538)
	3.580	12/12/2025	TBD	(2)		$(1,474)	(1,477)
CDC	4.010	12/10/2025	02/09/2026			(10,703)	(10,732)
	4.010	12/12/2025	02/09/2026			(770)	(771)
	4.210	12/22/2025	04/09/2026			(1,447)	(1,449)
	4.210	12/29/2025	04/28/2026			(1,749)	(1,749)
	4.330	10/28/2025	01/28/2026			(1,515)	(1,527)
CEW	4.330	11/26/2025	02/26/2026			(4,983)	(5,005)
IND	4.230	12/17/2025	03/17/2026			(750)	(752)
	4.250	11/28/2025	02/27/2026			(3,722)	(3,737)
MSC	3.250	12/12/2025	01/30/2026			(75)	(75)
RDR	4.000	12/18/2025	TBD	(2)		(257)	(257)
RTA	4.295	12/15/2025	05/20/2026			(1,990)	(1,995)
SOG	4.370	12/12/2025	01/08/2026			(727)	(729)

Total Reverse Repurchase Agreements							$(32,006)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BPS	$0	$(213)	$0	$(213)	$217	$4
BRC	0	(3,015)	0	(3,015)	3,251	236
CDC	0	(16,228)	0	(16,228)	17,321	1,093
CEW	0	(5,005)	0	(5,005)	5,213	208
IND	0	(4,489)	0	(4,489)	5,263	774
MSC	0	(75)	0	(75)	99	24
RDR	0	(257)	0	(257)	267	10
RTA	0	(1,995)	0	(1,995)	2,336	341
SOG	0	(729)	0	(729)	763	34

Total Borrowings and Other Financing Transactions	$0	$(32,006)	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	67

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(2,331)	$(20,997)	$(8,678)	$(32,006)

Total Borrowings	$0	$(2,331)	$(20,997)	$(8,678)	$(32,006)

Payable for reverse repurchase agreements					$(32,006)

(i)	Securities with an aggregate market value of $34,984 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(31,514) at a weighted average interest rate of 4.286%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond March Futures	03/2026	20	$(2,312)	$12	$4	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	32	(3,681)	7	6	0

Total Futures Contracts				$19	$10	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
										Asset	Liability
Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	0.530%	EUR	200	$14	$(9)	$5	$0	$0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	0.748		1,986	76	24	100	2	0

							$90	$15	$105	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION
(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
									Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$	10,400	$811	$(2)	$809	$0	$(4)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	16,500	$(86)	$178	$92	$19	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		7,300	709	1,124	1,833	0	(7)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		3,700	412	236	648	0	(4)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		300	(1)	240	239	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		$1,000	0	20	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		15,300	249	(378)	(129)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		4,900	(1)	133	132	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		21,600	(51)	(466)	(517)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		2,730	0	70	70	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		10,900	(27)	(215)	(242)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		4,500	(1)	112	111	2	0

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.700%	Semi-Annual	02/17/2027		$18,000	$(48)	$(329)	$(377)	$0	$(7)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		28,100	106	(705)	(599)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		15,100	(3)	828	825	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		16,100	(4)	901	897	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029		49,900	1,404	(2,489)	(1,085)	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		14,500	(274)	132	(142)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		61,800	(6,367)	3,134	(3,233)	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		53,900	(504)	(179)	(683)	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		39,700	956	(462)	494	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		1,400	0	185	185	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	04/12/2031		7,000	(14)	(834)	(848)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		36,300	2,460	3,021	5,481	64	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		20,100	(281)	2,517	2,236	36	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,500	(1,710)	466	(1,244)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		19,000	172	(393)	(221)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		9,300	782	(338)	444	22	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/19/2044		75,300	(212)	3,776	3,564	0	(233)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		3,200	(22)	1,232	1,210	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		8,400	(21)	3,524	3,503	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		8,800	(34)	3,524	3,490	22	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		1,700	(5)	577	572	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	12/11/2050		91,100	18	47,341	47,359	209	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	3,400	62	389	451	2	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		3,600	326	337	663	4	0
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		9,900	139	1,364	1,503	6	0

							$(1,871)	$68,573	$66,702	$472	$(659)

Total Swap Agreements							$(970)	$68,586	$67,616	$474	$(663)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$10	$474	$484	$0	$0	$(663)	$(663)

Cash of $8,592 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026		$209	EUR	180	$3	$0
	02/2026	DOP	10,852		$169	0	(2)
	03/2026	PEN	1,110		329	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	69

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	01/2026		$204	EUR	173	$0	$(1)

BRC	01/2026		97	TRY	4,366	4	0
	02/2026	TRY	209		$5	0	0
	02/2026		$606	TRY	27,517	17	0
	03/2026		688		31,306	10	0

CBK	01/2026	DOP	4,217		$65	0	(1)

FAR	01/2026	GBP	1,974		2,592	0	(69)
	01/2026		$170	MXN	3,162	5	0

GLM	01/2026	DOP	10,561		$168	2	0
	02/2026		$38	TRY	1,754	1	0
	03/2026	BRL	14		$3	0	0
	03/2026		$477	BRL	2,645	0	(1)
	03/2026		1,177	DOP	76,568	23	0
	05/2026	DOP	28,424		$435	0	(5)

JPM	01/2026	HKD	16,112		2,073	2	0

MBC	01/2026		$515	CAD	724	13	0

SOG	01/2026	EUR	24,764		$28,671	0	(444)
	03/2026	MXN	11		1	0	0
	03/2026	PEN	1		0	0	0

Total Forward Foreign Currency Contracts						$80	$(523)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
										Asset	Liability
DUB	Eskom «	4.650%	Quarterly	06/30/2029	— ♦	$	1,500	$0	$88	$88	$0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.346%		400	(78)	64	0	(14)

Total Swap Agreements								$(78)	$152	$88	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$3	$0	$0	$3	$(2)	$0	$0	$(2)	$1	$0	$1
BPS	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
BRC	31	0	0	31	0	0	0	0	31	0	31
CBK	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
DUB	0	0	88	88	0	0	0	0	88	(102)	(14)
FAR	5	0	0	5	(69)	0	0	(69)	(64)	0	(64)
GLM	26	0	0	26	(6)	0	0	(6)	20	0	20
JPM	2	0	0	2	0	0	0	0	2	0	2
MBC	13	0	0	13	0	0	0	0	13	0	13
MYC	0	0	0	0	0	0	(14)	(14)	(14)	0	(14)
SOG	0	0	0	0	(444)	0	0	(444)	(444)	570	126

Total Over the Counter	$80	$0	$88	$168	$(523)	$0	$(14)	$(537)

(l)
Securities with an aggregate market value of $570 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

70	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$10	$10
Swap Agreements	0	2	0	0	472	474

	$0	$2	$0	$0	$482	$484

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$80	$0	$80
Swap Agreements	0	88	0	0	0	88

	$0	$88	$0	$80	$0	$168

	$0	$90	$0	$80	$482	$652

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$4	$0	$0	$659	$663

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$523	$0	$523
Swap Agreements	0	14	0	0	0	14

	$0	$14	$0	$523	$0	$537

	$0	$18	$0	$523	$659	$1,200

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$9	$9
Swap Agreements	0	165	0	0	(905)	(740)

	$0	$165	$0	$0	$(896)	$(731)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(16)	$0	$(16)
Swap Agreements	0	38	0	0	0	38

	$0	$38	$0	$(16)	$0	$22

	$0	$203	$0	$(16)	$(896)	$(709)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19	$19
Swap Agreements	0	(48)	0	0	1,429	1,381

	$0	$(48)	$0	$0	$1,448	$1,400

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$614	$0	$614
Swap Agreements	0	19	0	0	0	19

	$0	$19	$0	$614	$0	$633

	$0	$(29)	$0	$614	$1,448	$2,033

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	71

Schedule of Investments	PIMCO Income Strategy Fund	(Cont.)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$105,397	$21,578	$126,975
Corporate Bonds & Notes
Banking & Finance	0	28,419	1,179	29,598
Industrials	0	59,092	10,368	69,460
Utilities	0	18,886	0	18,886
Convertible Bonds & Notes
Industrials	0	2,587	0	2,587
Municipal Bonds & Notes
Michigan	0	1,013	0	1,013
West Virginia	0	2,113	0	2,113
U.S. Government Agencies	0	4,574	2,384	6,958
U.S. Treasury Obligations	0	436	0	436
Non-Agency Mortgage-Backed Securities	0	34,523	0	34,523
Asset-Backed Securities
Automobile Sequential	0	0	4,963	4,963
Home Equity Other	0	7,402	0	7,402
Home Equity Sequential	0	622	0	622
Whole Loan Collateral	0	3,448	0	3,448
Other ABS	0	6,089	9,443	15,532
Sovereign Issues	0	9,519	0	9,519
Common Stocks
Communication Services	1,255	54	1,944	3,253
Consumer Discretionary	0	0	9	9
Financials	2	5,574	2,198	7,774
Health Care	0	0	12,351	12,351
Industrials	0	0	7,003	7,003
Real Estate	0	0	84	84
Warrants
Communication Services	0	0	427	427
Preferred Securities
Banking & Finance	0	1,679	2,068	3,747
Industrials	0	912	1,668	2,580

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Real Estate Investment Trusts
Real Estate	$1,289	$0	$0	$1,289
Short-Term Instruments
U.S. Treasury Bills	0	267	0	267

	$2,546	$292,606	$77,667	$372,819

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,929	$0	$0	$35,929

Total Investments	$38,475	$292,606	$77,667	$408,748

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	484	0	484
Over the counter	0	80	88	168

	$0	$564	$88	$652

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(663)	0	(663)
Over the counter	0	(537)	0	(537)

	$0	$(1,200)	$0	$(1,200)

Total Financial Derivative Instruments	$0	$(636)	$88	$(548)

Totals	$38,475	$291,970	$77,755	$408,200

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$22,933	$3,182	$(5,020)	$47	$(1)	$(643)	$1,579	$(499)	$21,578	$(787)
Corporate Bonds & Notes
Banking & Finance	0	1,170	(19)	0	1	27	0	0	1,179	10
Industrials	9,761	461	(720)	9	0	857	0	0	10,368	665
U.S. Government Agencies	2,393	0	(35)	5	12	9	0	0	2,384	8
Asset-Backed Securities
Automobile Sequential	5,082	0	(114)	0	0	(5)	0	0	4,963	(3)
Other ABS	9,416	0	0	2	(585)	610	0	0	9,443	94
Common Stocks
Communication Services	5,407	0	(4,806)	0	2,554	(1,211)	0	0	1,944	1,869
Consumer Discretionary	9	0	0	0	0	0	0	0	9	0
Financials	3,923	1,989	(4,019)	0	(3,923)	4,228	0	0	2,198	208
Health Care	12,416	0	0	0	0	(65)	0	0	12,351	(65)
Industrials	6,137	0	0	0	0	866	0	0	7,003	866
Real Estate (3)	7	0	0	0	0	77	0	0	84	77
Warrants
Communication Services	1,060	387	(956)	0	252	(316)	0	0	427	41
Financials	1	0	(4)	0	(2,265)	2,268	0	0	0	0

72	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Preferred Securities
Banking & Finance	$0	$2,081	$0	$0	$0	$(13)	$0	$0	$2,068	$(13)
Industrials	1,532	92	0	0	0	44	0	0	1,668	44

	$80,077	$9,362	$(15,693)	$63	$(3,955)	$6,733	$1,579	$(499)	$77,667	$3,014

Financial Derivative Instruments - Assets
Over the counter	$89	$0	$0	$0	$0	$(1)	$0	$0	$88	$(1)

Totals	$80,166	$9,362	$(15,693)	$63	$(3,955)	$6,732	$1,579	$(499)	$77,755	$3,013

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$7,772	Comparable Companies	EBITDA Multiple	X	16.360	—
	5,759	Discounted Cash Flow	Discount Rate		5.998-75.000	8.048
	2,287	Indicative Market Quotation	Broker Quote		101.250	—
	1,932	Recent Transaction	Purchase price		98.000-99.000	98.112
	3,828	Third Party Vendor	Broker Quote		42.500-100.500	93.355
Corporate Bonds & Notes
Banking & Finance	1,179	Discounted Cash Flow	Discount Rate		5.429	—
Industrials	10,368	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
U.S. Government Agencies	2,384	Discounted Cash Flow	Discount Rate		11.515	—
Asset-Backed Securities
Automobile Sequential	4,963	Discounted Cash Flow	Discount Rate		10.420	—
Other ABS	9,443	Discounted Cash Flow	Discount Rate		8.660-20.000	11.186
Common Stocks
Communication Services	1,767	Indicative Market Quotation	Broker Quote	$	15.542	—
	177	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Consumer Discretionary	9	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	0.500/20.750	—
Financials	2,198	Reference Instrument	Stock Price w/Liquidity Discount		4.130	—
Health Care	12,351	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	6,014	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/Discount Rate	X/%	13.000/10.000	—
	989	Indicative Market Quotation	Broker Quote	$	0.563-22.563	18.679
Real Estate	84	Other Valuation Techniques (4)	—		—	—
Warrants
Communication Services	427	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	2,068	Discounted Cash Flow	Discount Rate		11.780	—
Industrials	147	Comparable Companies	Revenue/ EBITDA Multiple	X	4.625/18.000	—
	1,521	Discounted Cash Flow	Discount Rate		14.350	—

Financial Derivative Instruments - Assets
Over the counter	88	Indicative Market Quotation	Broker Quote			5.818

Total	$77,755

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	73

Schedule of Investments	PIMCO Income Strategy Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 43.6%

Aligned Data Centers International LP
7.223% due 12/18/2029 «~		$3,300	$3,324

Altice France SA
8.110% (TSFR3M + 4.125%) due 04/30/2028 ~		300	297
8.891% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	76	90
9.048% (TSFR3M + 5.063%) due 10/30/2028 ~		$4,100	4,060
9.360% (TSFR3M + 5.375%) due 05/14/2029 ~		3,900	3,876
8.891% (TSFR3M + 6.875%) due 05/31/2031 ~		2,069	2,071

AP Core Holdings II LLC
9.331% (TSFR1M + 5.500%) due 09/01/2027 ~		14,004	14,021

Bausch Health Cos., Inc.
9.966% (TSFR1M + 6.250%) due 10/08/2030 ~		5,370	5,258

BDO USA PC
8.273% (TSFR3M + 4.500%) due 08/31/2028 «~		191	189
8.865% (TSFR3M + 5.000%) due 08/31/2028 «~		2,489	2,495

Central Parent, Inc.
6.922% (TSFR3M + 3.250%) due 07/06/2029 ~		10,027	8,526

Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		772	765
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~		4,273	4,281

Coreweave Compute Acquisition Co. IV LLC
9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		6,032	6,236

Databricks, Inc.
TBD% - 6.216% due 01/03/2031 ~µ		344	350
TBD% due 01/05/2032 «µ		344	345
TBD% - 6.216% (TSFR1M + 4.500%) due 01/03/2031 ~		1,556	1,583

Dun & Bradstreet Corp.
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~µ		149	149
TBD% - 10.088% (TSFR1M + 5.500%) due 08/26/2032 «~		1,491	1,477

Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,100	2,415
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$3,210	2,999

Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		747	747
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		13,299	13,698

Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		9,850	9,661
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~		3,055	3,000
10.973% (TSFR3M + 7.250%) due 09/13/2029 ~		273	275

Forward Air Corp.
8.338% (TSFR3M + 4.500%) due 12/19/2030 ~		6,719	6,686

Galaxy U.S. Opco, Inc.(5.840% Cash)
5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		4,699	4,533

Gateway Casinos & Entertainment Ltd.
9.951% (TSFR3M + 6.250%) due 12/18/2030 ~		6,069	6,089

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

iHeartCommunications, Inc.
9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		$517	$475

INEOS U.S. Finance LLC
6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		6,711	5,463

ION Platform Finance U.S., Inc.
7.422% (TSFR3M + 3.750%) due 10/07/2032 ~		3,500	3,295

Ivanti Software, Inc.
TBD% - 6.122% (TSFR3M + 5.750%) due 06/01/2029 ~µ		1,238	1,281
TBD% - 6.122% (TSFR3M + 4.750%) due 06/01/2029 ~		9,237	7,722

J&J Ventures Gaming LLC
8.831% (TSFR1M + 5.000%) due 04/26/2028 «~		1,059	1,070

Jane Street Group LLC
5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~		800	797

Lealand Finance Co. BV
6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		88	74

Lealand Finance Co. BV (7.830% Cash)
7.830% (TSFR1M + 4.000%) due 12/31/2027 ~		922	721

Magenta Security Holdings LLC
10.090% (TSFR3M + 6.250%) due 07/27/2028 ~		113	114
10.850% (TSFR3M + 6.750%) due 07/27/2028 ~		119	91
11.100% (TSFR3M + 7.000%) due 07/27/2028 ~		155	68

Magenta Security Holdings LLC (10.350% Cash)
10.350% (TSFR3M + 6.250%) due 07/27/2028 ~		552	130

McAfee LLC
6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~		2,693	2,494

Mercury Aggregator LP (19.000% PIK)
19.000% due 04/03/2026 «~(b)		2,450	129

MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 12/31/2031 ~		1,881	1,619

MPH Acquisition Holdings LLC
7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		4,754	4,773
8.702% (TSFR3M + 4.600%) due 12/31/2030 ~		8,148	7,679

Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		3,264	2,639
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		234	221

Obol France 3 SAS
7.103% - 7.223% (EUR006M + 5.000%) due 12/31/2028 ~	EUR	5,171	6,010

OCS Group Holdings Ltd.
9.719% due 11/28/2031 ~	GBP	5,300	7,160

Peraton Corp.
7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		$16,213	15,081

Polaris Newco LLC
6.066% - 8.702% (EUR003M + 4.000%) due 06/02/2028 ~	EUR	4,400	4,924
6.066% - 8.702% (TSFR3M + 3.750%) due 06/02/2028 ~		$7,321	7,077

Poseidon Bidco SASU
7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	2,700	1,147

Project Nova
7.080% - 7.284% due 08/31/2026 «~		$200	200

Promotora de Informaciones SA
7.480% (EUR003M + 5.470%) due 12/31/2029 ~	EUR	21,913	25,326

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

QuidelOrtho Corp.
7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		$2,693	$2,695

Softbank Vision Fund II
7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		5,102	5,125

Spruce Bidco II, Inc.
TBD% - 10.088% (TSFR6M + 4.750%) due 01/30/2032 «~		1,079	1,088
TBD% - 10.088% (CDOR06 + 4.750%) due 01/30/2032 «~	CAD	195	144
TBD% - 10.088% (JY0003M + 5.000%) due 01/30/2032 «~	JPY	20,942	135
TBD% - 10.088% due 01/30/2032 «~µ		$244	244

Steenbok Lux Finco 2 SARL
10.000% due 12/31/2028 ~	EUR	18,414	7,473

Stepstone Group MidCo 2 GmbH
6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~		6,700	7,461
8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$1,294	1,214

Subcalidora 2
7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	5,900	6,968

Syniverse Holdings, Inc.
10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$16,831	16,301

U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		625	619
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		17,873	16,879
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		5,000	4,900

Unicorn BAY
13.000% due 12/31/2026 «~	HKD	30,592	3,980

Upfield BV
8.300% due 12/31/2027 ~		$2,900	2,812

Westmoreland Coal Co.
8.000% due 03/15/2029 «~		1,519	645

X Corp.
9.500% due 10/26/2029 ~		1,050	1,048
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		9,622	9,474

Total Loan Participations and Assignments (Cost $316,484)			306,481

CORPORATE BONDS & NOTES 43.1%

BANKING & FINANCE 6.3%

Alamo Re Ltd.
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		300	313

Antares Holdings LP
6.350% due 10/23/2029 (j)		400	409

Armor Holdco, Inc.
8.500% due 11/15/2029 (j)		2,700	2,732

BOI Finance BV
7.500% due 02/16/2027 (j)	EUR	2,700	3,272

Cape Lookout Re Ltd.
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		$800	829

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	900	284

Credit Suisse AG AT1 Claim		$8,393	2,476

Diversified Healthcare Trust
7.250% due 10/15/2030 (j)		300	307

East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		250	250
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		250	255

74	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		$500	$527
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		500	527
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		500	531

Ford Motor Credit Co. LLC
5.755% (SOFRRATE + 2.030%) due 03/20/2028 ~(j)		700	704
5.918% due 03/20/2028 (j)		300	307

Golden Bear Re Ltd.
13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		420	420

Greengrove RE Ltd.
11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		250	260

GSPA Monetization Trust
6.422% due 10/09/2029		1,710	1,731

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031 (j)		800	823
6.375% due 07/01/2034 (j)		800	815

Hestia Re Ltd.
3.730% (BNMMDTSC + 0.100%) due 04/22/2029 ~		20	11

Integrity RE III Ltd.
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		250	288

Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		400	429
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		400	438

ION Platform Finance SARL
6.500% due 09/30/2030	EUR	600	684
6.875% due 09/30/2032		200	225
7.875% due 05/01/2029		3,020	3,610

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (j)		$1,800	1,710

ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.000% due 08/01/2029 (j)		1,380	1,365

Long Walk Reinsurance Ltd.
13.850% (BRMMUSDF + 10.240%) due 01/30/2031 ~		700	705

Luca RE Ltd.
10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		300	310

Marex Group PLC
6.404% due 11/04/2029 (j)		200	207

Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	260

New Immo Holding SA
3.250% due 07/23/2027	EUR	900	1,058

Polestar Re Ltd.
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		$250	263
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		800	835

Quercus II Re DAC
13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	250	294

Sanders Re III Ltd.
15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		$1,405	829

Titanium 2l Bondco SARL
6.250% due 01/14/2031	EUR	7,027	1,523

Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$250	262
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	261

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% due 01/15/2030 (j)		$9,565	$8,906

Ursa Re II Ltd.
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		250	250

Ursa Re Ltd.
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		300	306
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		800	832

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		3,688	0

Winston RE Ltd.
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		600	636

WULF Compute LLC
7.750% due 10/15/2030 (j)		300	309

			44,578

INDUSTRIALS 31.5%

Altice France Lux 3/Altice Holdings 1
10.000% due 01/15/2033 (j)		2,144	1,969

Altice France SA
4.750% due 10/15/2030	EUR	847	939
6.875% due 10/15/2030 (j)		$2,056	1,996
6.875% due 07/15/2032 (j)		278	267
7.250% due 11/01/2029	EUR	847	992
9.500% due 11/01/2029 (j)		$1,439	1,487

ams-OSRAM AG
10.500% due 03/30/2029 (j)	EUR	1,100	1,351
12.250% due 03/30/2029 (j)		$600	640

APLD ComputeCo LLC
9.250% due 12/15/2030 (j)		250	245

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (j)		1,400	1,304

Beignet Investor LLC
6.581% due 05/30/2049 (j)		13,510	14,286

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029 (j)		850	740

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029 (j)		1,630	1,384

Cerdia Finanz GmbH
9.375% due 10/03/2031 (j)		1,900	1,974

Cheplapharm Arzneimittel GmbH
7.500% due 05/15/2030 (j)	EUR	4,600	5,613

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (j)		$5,400	5,057
7.000% due 06/15/2027 (j)		1,600	1,606

CoreWeave, Inc.
9.000% due 02/01/2031 (j)		400	367

CVS Pass-Through Trust
7.507% due 01/10/2032 (j)		502	532

DISH DBS Corp.
5.250% due 12/01/2026		9,200	8,929
5.750% due 12/01/2028		7,260	7,132
7.750% due 07/01/2026		4,500	4,448

Ecopetrol SA
4.625% due 11/02/2031 (j)		4,500	4,037
7.750% due 02/01/2032 (j)		11,800	12,159
8.375% due 01/19/2036 (j)		220	226

Flora Food Management BV
6.875% due 07/02/2029	EUR	800	936

Ford Motor Co.
7.700% due 05/15/2097 (j)		$6,155	6,404

Gray Media, Inc.
9.625% due 07/15/2032		300	311

HCA, Inc.
7.500% due 11/15/2095 (j)		1,000	1,088

HF Sinclair Corp.
6.250% due 01/15/2035 (j)		1,500	1,566

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Incora Intermediate II LLC (0.500% PIK)
0.500% due 01/31/2030 «(b)		$7,815	$7,814

Incora Top Holdco LLC
6.000% due 01/30/2033 «(i)		6,915	10,790

Intralot Capital Luxembourg SA
6.500% due 10/15/2031 •	EUR	1,500	1,746

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031 (j)		$2,110	2,128

Kronos International, Inc.
9.500% due 03/15/2029 (j)	EUR	2,500	2,752

Motion Finco SARL
8.375% due 02/15/2032 (j)		$300	270

National Mentor Holdings, Inc.
10.500% due 12/15/2030		1,700	1,711

New Albertsons LP
6.570% due 02/23/2028 (j)		6,800	6,891

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029		1,173	930

Nissan Motor Co. Ltd.
4.810% due 09/17/2030 (j)		5,500	5,189
7.500% due 07/17/2030 (j)		1,700	1,785

Noble Finance II LLC
8.000% due 04/15/2030 (j)		8,300	8,628

Ocado Group PLC
10.500% due 08/08/2029 (j)	GBP	1,450	1,970
11.000% due 06/15/2030 (j)		3,550	4,843

Petroleos Mexicanos
6.700% due 02/16/2032 (j)		$3,232	3,225
6.840% due 01/23/2030 (j)		800	813
8.750% due 06/02/2029 (j)		1,416	1,519

Prime Healthcare Services, Inc.
9.375% due 09/01/2029 (j)		1,400	1,472

Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031 ^(c)	GBP	1,300	1,227

Tecpetrol SA
7.625% due 11/03/2030		$2,200	2,187

Topaz Solar Farms LLC
4.875% due 09/30/2039 (j)		1,546	1,386
5.750% due 09/30/2039 (j)		3,738	3,763

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
8.250% due 05/15/2030	EUR	1,200	1,364

Transportadora de Gas del Sur SA
7.750% due 11/20/2035 (j)		$2,600	2,575

U.S. Renal Care, Inc.
8.831% due 06/28/2028		1,704	1,461

Ubisoft Entertainment SA
0.878% due 11/24/2027 (j)	EUR	1,400	1,517

Uzbekneftegaz JSC
8.750% due 05/07/2030 (j)		$1,200	1,290

Valaris Ltd.
8.375% due 04/30/2030 (j)		9,683	10,081

Vale SA
0.000% due 12/29/2049 ~(h)	BRL	110,000	8,230

Vedanta Resources Finance II PLC
9.125% due 10/15/2032 (j)		$1,100	1,110

Venture Global LNG, Inc.
7.000% due 01/15/2030 (j)		1,600	1,541
8.125% due 06/01/2028 (j)		800	811
9.500% due 02/01/2029 (j)		4,225	4,382
9.875% due 02/01/2032 (j)		1,270	1,313

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (j)		700	717
6.750% due 01/15/2036 (j)		700	717

Viridien
8.500% due 10/15/2030 (j)	EUR	1,054	1,302
8.500% due 10/15/2030		271	335
10.000% due 10/15/2030 (j)		$2,270	2,395

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,000	3,556
6.750% due 01/15/2033 (j)		$2,500	2,481

VZ Secured Financing BV
7.500% due 01/15/2033		1,700	1,724

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	75

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wayfair LLC
7.250% due 10/31/2029 (j)		$547	$571
7.750% due 09/15/2030 (j)		6,900	7,375

Yinson Boronia Production BV
8.947% due 07/31/2042 (j)		1,177	1,285

			221,157

UTILITIES 5.3%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	9	149

Edison International
5.250% due 11/15/2028 (j)		$1,200	1,217
6.250% due 03/15/2030		200	209

FORESEA Holding SA
7.500% due 06/15/2030 (j)		1,171	1,157

NGD Holdings BV
6.750% due 12/31/2026		256	235

OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (b)		14,272	6,351

OI SA (8.500% PIK)
8.500% due 12/31/2028 (b)		29,596	351

Peru LNG SRL
5.375% due 03/22/2030 (j)		5,881	5,700

Qwest Corp.
7.750% due 05/01/2030 (j)		12,625	12,891

SW Finance I PLC
1.625% due 03/30/2027	GBP	1,900	2,448
2.375% due 05/28/2028		2,900	3,657

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (j)		$3,200	3,076

			37,441

Total Corporate Bonds & Notes (Cost $330,980)			303,176

CONVERTIBLE BONDS & NOTES 2.7%

INDUSTRIALS 2.7%

ams-OSRAM AG
2.125% due 11/03/2027 (j)	EUR	11,500	12,890

DISH Network Corp.
3.375% due 08/15/2026		$3,400	3,298

Ubisoft Entertainment SA
2.375% due 11/15/2028	EUR	2,700	3,105

Total Convertible Bonds & Notes (Cost $19,344)			19,293

MUNICIPAL BONDS & NOTES 0.9%

MICHIGAN 0.3%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		$2,088	1,637

WEST VIRGINIA 0.6%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (f)		45,700	4,409

Total Municipal Bonds & Notes (Cost $7,935)			6,046

U.S. GOVERNMENT AGENCIES 3.6%

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
0.700% due 11/25/2055 ~(a)		31,906	1,926
5.992% due 11/25/2055 «~		7,738	5,051

Federal Home Loan Mortgage Corp. REMICS
0.962% due 09/15/2035 •		776	713
3.000% due 02/15/2033 (a)		429	24

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.374% due 10/25/2041 •	$4,500	$4,700
11.674% due 11/25/2041 •	6,800	7,151
12.374% due 02/25/2042 •	1,800	1,930

Federal Home Loan Mortgage Corp. STRIPS
3.500% due 12/15/2032 (a)	602	50

Federal National Mortgage Association Connecticut Avenue Securities Trust
9.374% due 12/25/2041 •	1,000	1,035
9.874% due 12/25/2041 •	2,300	2,385

Federal National Mortgage Association REMICS
2.261% due 01/25/2040 •(a)	76	5
3.500% due 02/25/2042 (a)	192	14
4.500% due 11/25/2042 (a)	419	39

Government National Mortgage Association REMICS
3.500% due 06/20/2042 - 10/20/2042 (a)	112	9
4.000% due 10/16/2042 - 10/20/2042 (a)	75	7

Total U.S. Government Agencies (Cost $25,641)		25,039

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Bonds
4.875% due 08/15/2045 (n)	380	384

U.S. Treasury Notes
4.250% due 08/15/2035 (l)	586	590

Total U.S. Treasury Obligations (Cost $991)		974

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%

Atrium Hotel Portfolio Trust
5.548% due 12/15/2036 •(j)	1,700	1,667
5.998% due 12/15/2036 •	3,200	3,052

Banc of America Funding Corp.
6.000% due 01/25/2037	1,991	1,790

Banc of America Funding Trust
4.787% due 01/20/2047 ~	257	223

BCAP LLC Trust
0.000% due 05/26/2037 ~	708	351
3.482% due 08/28/2037 ~	493	490
4.231% due 08/26/2037 ~	7,732	5,351
4.305% due 09/26/2036 ~	2,660	2,519
4.459% due 03/26/2037 þ	577	983
4.521% due 07/26/2037 ~	3,421	3,195
5.750% due 12/26/2035 ~	1,398	835
6.250% due 11/26/2036	1,993	1,447

Bear Stearns ALT-A Trust
4.346% due 01/25/2036 •	319	306
4.368% due 11/25/2035 ~	2,326	1,445
4.474% due 11/25/2036 ~	246	124
4.635% due 09/25/2035 ~	190	82

Bear Stearns ALT-A Trust II
4.192% due 09/25/2047 ~	3,390	1,588

CD Mortgage Trust
5.688% due 10/15/2048	67	63

Chase Mortgage Finance Trust
4.669% due 12/25/2035 ~	2	2
5.500% due 05/25/2036	1	0

CHL Mortgage Pass-Through Trust
4.426% due 03/25/2035 •	1,614	1,488
6.000% due 07/25/2037	1,149	485
6.250% due 09/25/2036	322	113

Citicorp Mortgage Securities Trust
6.000% due 09/25/2037	166	170

CLNY Trust
6.870% due 11/15/2038 •	1,200	1,063

Countrywide Alternative Loan Trust
5.500% due 03/25/2035	199	82
5.500% due 01/25/2036	241	129
5.750% due 01/25/2035	82	82
5.750% due 02/25/2035	161	107
5.750% due 12/25/2036	545	200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/25/2035	$211	$174
6.000% due 04/25/2036	327	139
6.000% due 04/25/2037	1,171	493
6.250% due 11/25/2036	369	270
6.250% due 12/25/2036 •	397	158
6.500% due 08/25/2036	369	105
6.508% due 04/25/2036 ~	112	105

Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036	1,317	707
6.000% due 08/25/2037 ~	691	347

CSFB Mortgage-Backed Pass-Through Certificates
6.000% due 11/25/2035	198	146

CSMC Mortgage-Backed Trust
5.750% due 04/25/2036	94	45

CSMC Trust
8.044% due 07/15/2032 •	5,379	5,354

CSMC Trust Capital Certificates
4.939% due 10/26/2036 ~	3,872	3,330

First Horizon Mortgage Pass-Through Trust
0.000% due 11/25/2035 ~	1	0
5.185% due 05/25/2037 ~	122	48

Hilton USA Trust
2.828% due 11/05/2035	800	694

IndyMac IMSC Mortgage Loan Trust
6.500% due 07/25/2037	3,471	1,019

JP Morgan Alternative Loan Trust
4.154% due 03/25/2037 ~	432	377
4.210% due 05/25/2036 ~	679	364
4.538% due 03/25/2036 ~	609	446

JP Morgan Chase Commercial Mortgage Securities Trust
5.307% due 07/05/2033 •	2,275	1,994
8.048% due 02/15/2035 •	3,538	3,075

JP Morgan Mortgage Trust
5.368% due 02/25/2036 ~	110	72
5.567% due 10/25/2035 ~	27	25
6.500% due 09/25/2035	31	18

Lehman Mortgage Trust
6.000% due 07/25/2037	36	32
6.500% due 09/25/2037	1,741	642

Lehman XS Trust
4.286% due 06/25/2047 •	629	600

MASTR Asset Securitization Trust
6.500% due 11/25/2037	323	54

Merrill Lynch Mortgage Investors Trust
4.312% due 03/25/2036 ~	817	381

Morgan Stanley Capital I Trust
8.398% due 11/15/2034 •	2,400	2,293

New Orleans Hotel Trust
7.487% due 04/15/2032 •	1,246	1,237

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	5	3

PRPM LLC
5.503% due 08/25/2030 þ	767	770

RALI Trust
3.893% due 12/26/2034 ~	469	153
6.000% due 08/25/2036	106	93

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	586	581

Residential Asset Securitization Trust
5.750% due 02/25/2036	770	270
6.000% due 07/25/2037	1,319	477
6.250% due 09/25/2037	2,485	897

RFMSI Trust
4.745% due 09/25/2035 ~	408	329

STARM Mortgage Loan Trust
5.860% due 02/25/2037 ~	56	48

Structured Adjustable Rate Mortgage Loan Trust
4.261% due 01/25/2036 ~	1,089	581
4.965% due 11/25/2036 ~	818	620

WaMu Mortgage Pass-Through Certificates Trust
3.865% due 10/25/2036 ~	247	219
3.873% due 05/25/2037 ~	353	310
4.104% due 02/25/2037 ~	199	171
4.651% due 07/25/2037 ~	352	321

76	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WSTN Trust
7.690% due 07/05/2037 ~(j)		$1,400	$1,423
8.455% due 07/05/2037 ~(j)		1,400	1,410
9.835% due 07/05/2037 ~		1,100	1,116

Total Non-Agency Mortgage-Backed Securities (Cost $72,663)			63,968

ASSET-BACKED SECURITIES 5.3%

AUTOMOBILE ABS OTHER 0.3%

Ally Bank Auto Credit-Linked Notes
6.066% due 06/15/2033		1,162	1,169
10.219% due 06/15/2033		913	921

			2,090

HOME EQUITY OTHER 1.9%

Argent Securities Trust
4.226% due 03/25/2036 •		2,825	1,602

Bear Stearns Asset-Backed Securities I Trust
4.126% due 10/25/2036 •		929	916

Citigroup Mortgage Loan Trust, Inc.
4.146% due 12/25/2036 •		10,295	3,880
4.166% due 12/25/2036 •		1,152	653

Fremont Home Loan Trust
4.146% due 01/25/2037 •		10,193	4,704

Home Equity Mortgage Loan Asset-Backed Trust
4.166% due 07/25/2037 •		2,106	1,185

Merrill Lynch Mortgage Investors Trust
4.166% due 04/25/2037 •		313	148

Morgan Stanley Mortgage Loan Trust
6.250% due 02/25/2037 ~		348	196

			13,284

WHOLE LOAN COLLATERAL 0.3%

Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036		343	113

PRET LLC
5.184% due 11/25/2055 þ		882	885
5.193% due 10/25/2055 þ		1,479	1,482

			2,480

OTHER ABS 2.8%

Adagio VI CLO DAC
0.000% due 04/30/2031 ~	EUR	1,343	339

Apidos CLO XXVIII
0.000% due 10/20/2038 ~		$5,183	1,902

Avoca CLO XX DAC
0.000% due 07/15/2032 ~	EUR	2,230	1,674

Belle Haven ABS CDO Ltd.
7.500% due 07/05/2046 •		$180,259	401

CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,400	324
0.000% due 03/31/2038 ~		1,221	728

Cork Street CLO DAC
0.000% due 11/27/2028 ~	EUR	621	89

KKR CLO 30 Ltd.
0.000% due 04/17/2037 ~		$3,000	1,422

Magnetite VII Ltd.
0.000% due 01/15/2028 ~		5,650	264

Marlette Funding Trust
0.000% due 09/17/2029 «		7	0
0.000% due 03/15/2030 «		6	4

SLM Student Loan EDC Repackaging Trust
0.000% due 10/28/2029 «		1	492

SLM Student Loan Trust
0.000% due 01/25/2042 «		4	766

SMB Private Education Loan Trust
0.000% due 09/18/2046 «		1	308
0.000% due 10/15/2048 «		1	230

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Taberna Preferred Funding V Ltd.
4.542% due 08/05/2036 •		$3,189	$2,966

Taberna Preferred Funding VI Ltd.
4.522% due 12/05/2036 •		2,900	2,668

THL Credit Wind River CLO Ltd.
5.105% due 04/15/2035 •(j)		5,000	5,004

			19,581

Total Asset-Backed Securities (Cost $72,200)			37,435

SOVEREIGN ISSUES 6.7%

Angola Government International Bonds
8.250% due 05/09/2028		1,400	1,409
9.244% due 01/15/2031		2,500	2,518
9.875% due 10/15/2035		750	743

Argentina Bonar Bonds
0.750% due 07/09/2030 þ		2,901	1,877

Argentina Republic Government International Bonds
1.000% due 07/09/2029		546	488
3.500% due 07/09/2041 þ(j)		1,792	1,244
4.125% due 07/09/2046 þ		110	78
5.000% due 01/09/2038 þ(j)		11,605	9,040

Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027		713	687

Colombia Government International Bonds
3.750% due 09/19/2028 (j)	EUR	400	467
5.000% due 09/19/2032 (j)		300	339
5.625% due 02/19/2036 (j)		400	442

Costa Rica Government International Bonds
5.500% due 11/21/2030		1,000	1,205

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	251,100	514

Dominican Republic Central Bank Notes
13.000% due 01/30/2026	DOP	15,000	238

Dominican Republic International Bonds
10.500% due 03/15/2037 (j)		409,200	6,979
10.750% due 06/01/2036 (j)		40,800	705

El Salvador Government International Bonds
8.625% due 02/28/2029		$1,900	2,030
9.250% due 04/17/2030		3,600	3,926

Ghana Government International Bonds
0.000% due 07/03/2026 (f)		21	20
0.000% due 01/03/2030 (f)		63	56
5.000% due 07/03/2029 þ		315	310

Romania Government International Bonds
5.125% due 09/24/2031 (j)	EUR	1,400	1,685
5.250% due 05/30/2032 (j)		800	962
5.875% due 07/11/2032 (j)		3,000	3,680

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	163,600	3,807
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		200	5
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		200	5
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		32,800	764

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)		$33	19
0.000% due 02/01/2034 þ(g)		122	58
0.000% due 02/01/2035 þ(g)		103	59
0.000% due 02/01/2036 þ(g)		86	49
4.500% due 02/01/2034 þ		150	92
4.500% due 02/01/2035 þ		210	126
4.500% due 02/01/2036 þ		240	141

Venezuela Government International Bonds
6.000% due 06/25/2035 ^(c)		248	66
9.250% due 09/15/2027 ^(c)		315	105

Total Sovereign Issues (Cost $44,100)			46,938

		SHARES
COMMON STOCKS 9.3%

COMMUNICATION SERVICES 1.0%

Clear Channel Outdoor Holdings, Inc. (d)		549,096	1,214

	SHARES	MARKET VALUE (000S)

iHeartMedia, Inc. Class A (d)	129,909	$540

iHeartMedia, Inc. Class B «(d)	100,822	369

Promotora de Informaciones SA Class A (d)	258,261	108

SES SA «(d)	233,715	3,632

Uniti Group, Inc. (d)	122,600	859

		6,722

CONSUMER DISCRETIONARY 0.0%

Steinhoff International Holdings NV «(d)(i)	24,971,388	0

West Marine «(d)(i)	2,750	18

		18

FINANCIALS 2.2%

Banca Monte dei Paschi di Siena SpA	1,043,000	11,105

Windstream Services LLC «(d)	678,188	4,570

XBP Global Holdings, Inc. (d)	681	5

		15,680

HEALTH CARE 3.6%

AmSurg Corp. «(d)(i)	563,629	25,315

INDUSTRIALS 2.5%

Drillco Holdings Luxembourg SA «(i)	66,318	1,496

Foresea Holdings SA «	27,587	622

Incora New Equity «(d)(i)	308,198	11,938

Luxco Co. Ltd. «(d)(i)	153,495	2,708

Westmoreland Mining Holdings «(d)(i)	52,802	30

Westmoreland Mining LLC «(d)(i)	166,397	468

		17,262

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(d)(i)	3,425	171

Total Common Stocks (Cost $59,645)		65,168

WARRANTS 0.1%

COMMUNICATION SERVICES 0.1%

Windstream Holdings II LLC - Exp. 08/01/2035 «	132,115	889

CONSUMER DISCRETIONARY 0.0%

West Marine - Exp. 09/08/2028 «	357	0

Total Warrants (Cost $805)		889

PREFERRED SECURITIES 1.5%

BANKING & FINANCE 0.8%

ADLER Group SA «	1,253,950	0

AGFC Capital Trust I
5.916% (US0003M + 1.750%) due 01/15/2067 (j)	1,800,000	1,201

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	70,000	59

Windstream Holdings II LLC «	4,326	4,300

		5,560

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	77

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.7%

Clover Holdings, Inc.
0.000% «(i)	13,544	$260

SVB Financial Trust
0.000% due 11/07/2032 (f)	19,120	3
11.000% due 11/07/2032	3,903	1,860

Syniverse Holdings, Inc. «(i)	3,063,173	2,972

		5,095

Total Preferred Securities (Cost $11,036)		10,655

REAL ESTATE INVESTMENT TRUSTS 0.4%

REAL ESTATE 0.4%

VICI Properties, Inc.	89,142	2,507

Total Real Estate Investment Trusts (Cost $546)		2,507

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.3%

U.S. TREASURY BILLS 0.3%
3.689% due 03/31/2026 - 04/21/2026 (e)(f)(n)	$2,131	$2,112

Total Short-Term Instruments (Cost $2,112)		2,112

Total Investments in Securities (Cost $964,482)		890,681

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.1%

SHORT-TERM INSTRUMENTS 3.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%

PIMCO Short-Term Floating NAV Portfolio III	2,197,171	$21,403

Total Short-Term Instruments (Cost $21,400)		21,403

Total Investments in Affiliates (Cost $21,400)		21,403

Total Investments 129.8% (Cost $985,882)		$912,084

Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $(12,297))		(2,141)

Other Assets and Liabilities, net (29.5)%		(207,123)

Net Assets Applicable to Common Shareholders 100.0%		$702,820

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•
Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Security becomes interest bearing at a future date.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
AmSurg Corp.	11/02/2023 - 11/06/2023	$23,551	$25,315	3.60%
Clover Holdings, Inc.	12/09/2024	203	260	0.04
Drillco Holdings Luxembourg SA	06/08/2023	1,326	1,496	0.21
Incora New Equity	01/31/2025	14,971	11,938	1.70
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 11/03/2025	6,915	10,790	1.54
Luxco Co. Ltd.	10/01/2025	2,702	2,708	0.39
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	38	171	0.02
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	3,023	2,972	0.42
West Marine	09/12/2023	40	18	0.00
Westmoreland Mining Holdings	12/08/2014 - 10/19/2016	1,522	30	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	692	468	0.07

		$54,983	$56,166	7.99%

78	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)		Payable for Reverse Repurchase Agreements
BPS	0.000%	11/28/2025	TBD	(2)	EUR	(181)	$(213)
	2.380	12/11/2025	02/11/2026			(9,497)	(11,178)
	3.920	12/12/2025	TBD	(2)		$(2,240)	(2,245)
BRC	1.500	09/26/2025	TBD	(2)	EUR	(4,897)	(5,778)
	2.150	10/08/2025	01/08/2026			(2,660)	(3,142)
	2.200	10/08/2025	01/08/2026			(1,000)	(1,181)
	3.250	12/19/2025	TBD	(2)	GBP	(300)	(405)
	3.350	12/19/2025	TBD	(2)		(1,496)	(2,019)
	3.580	12/12/2025	TBD	(2)		$(1,821)	(1,824)
	3.700	12/19/2025	TBD	(2)	GBP	(2,149)	(2,901)
BYR	3.850	12/12/2025	TBD	(2)		$(391)	(392)
	4.210	10/10/2025	01/12/2026			(586)	(592)
	4.210	10/21/2025	01/21/2026			(1,280)	(1,292)
	4.210	11/26/2025	02/26/2026			(4,600)	(4,621)
	4.210	12/15/2025	03/16/2026			(3,033)	(3,039)
	4.260	12/05/2025	04/06/2026			(1,598)	(1,603)
CDC	4.010	12/10/2025	02/09/2026			(774)	(776)
	4.110	12/17/2025	04/16/2026			(479)	(480)
	4.210	12/17/2025	04/16/2026			(5,730)	(5,741)
	4.210	12/29/2025	04/28/2026			(1,940)	(1,941)
	4.210	01/02/2026	05/01/2026			(257)	(257)
	4.230	10/28/2025	01/28/2026			(1,112)	(1,121)
	4.250	12/01/2025	03/02/2026			(4,887)	(4,905)
	4.270	12/24/2025	01/02/2026			(257)	(257)
	4.330	10/28/2025	01/28/2026			(5,061)	(5,102)
	4.480	10/01/2025	01/05/2026			(982)	(993)
DBL	4.151	12/19/2025	03/20/2026			(1,492)	(1,494)
	4.351	12/19/2025	03/20/2026			(1,202)	(1,204)
IND	4.200	12/04/2025	03/04/2026			(3,115)	(3,126)
	4.220	11/12/2025	02/12/2026			(2,228)	(2,242)
	4.230	12/17/2025	03/17/2026			(49)	(49)
	4.230	12/26/2025	03/17/2026			(267)	(267)
	4.250	11/28/2025	02/27/2026			(634)	(637)
	4.320	12/18/2025	03/16/2026			(1,155)	(1,157)
	4.400	12/18/2025	03/16/2026			(324)	(325)
	4.400	12/23/2025	03/23/2026			(1,139)	(1,140)
JML	1.900	10/08/2025	TBD	(2)	EUR	(425)	(502)
MSC	3.750	12/12/2025	01/30/2026			$(828)	(830)
RTA	4.295	11/20/2025	05/20/2026			(4,394)	(4,418)
	4.295	12/02/2025	06/02/2026			(715)	(717)
	4.295	12/18/2025	06/18/2026			(223)	(223)
	4.295	12/26/2025	06/18/2026			(1,626)	(1,628)
	4.370	12/18/2025	03/18/2026			(2,257)	(2,261)
SCX	2.150	06/17/2025	TBD	(2)	EUR	(2,319)	(2,757)
	4.050	12/12/2025	TBD	(2)		$(8,325)	(8,344)
	4.100	12/12/2025	TBD	(2)		(6,471)	(6,486)
SOG	2.170	09/26/2025	TBD	(2)	EUR	(2,357)	(2,786)
	2.170	10/31/2025	TBD	(2)		(2,604)	(3,071)
	2.170	11/11/2025	TBD	(2)		(1,032)	(1,217)
	3.950	12/12/2025	TBD	(2)		$(7,168)	(7,185)
	3.990	12/12/2025	TBD	(2)		(40,600)	(40,695)
	4.020	12/12/2025	TBD	(2)		(7,308)	(7,325)
	4.470	10/08/2025	01/08/2026			(2,261)	(2,285)
	4.470	10/17/2025	01/16/2026			(2,115)	(2,135)
	4.470	11/13/2025	01/16/2026			(610)	(614)
TDM	3.800	12/12/2025	TBD	(2)		(13,781)	(13,812)
	3.850	12/12/2025	TBD	(2)		(197)	(198)
	3.950	12/12/2025	TBD	(2)		(2,919)	(2,926)
UBS	4.110	12/05/2025	02/05/2026			(292)	(293)
	4.160	12/05/2025	02/05/2026			(9,752)	(9,783)
	4.160	12/11/2025	02/05/2026			(218)	(218)
	4.210	12/05/2025	02/05/2026			(801)	(804)
	4.210	12/24/2025	02/05/2026			(2,196)	(2,198)
	4.320	10/20/2025	01/20/2026			(3,520)	(3,552)
	4.370	10/20/2025	01/20/2026			(11,271)	(11,372)

Total Reverse Repurchase Agreements							$(216,274)

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	79

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY
The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of December 31, 2025:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure (3)
Global/Master Repurchase Agreement
BPS	$0	$(13,636)	$0	$(13,636)	$15,458	$1,822
BRC	0	(17,250)	0	(17,250)	17,683	433
BYR	0	(11,539)	0	(11,539)	13,063	1,524
CDC	0	(21,573)	0	(21,573)	24,403	2,830
DBL	0	(2,698)	0	(2,698)	3,077	379
IND	0	(8,943)	0	(8,943)	10,672	1,729
JML	0	(502)	0	(502)	491	(11)
MSC	0	(830)	0	(830)	1,110	280
RTA	0	(9,247)	0	(9,247)	10,785	1,538
SCX	0	(17,587)	0	(17,587)	20,265	2,678
SOG	0	(67,313)	0	(67,313)	78,018	10,705
TDM	0	0	0	0	17,638	17,638
UBS	0	(45,156)	0	(45,156)	31,935	(13,221)

Total Borrowings and Other Financing Transactions	$0	$(216,274)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS
Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(29,152)	$(32,080)	$(112,245)	$(173,477)
Convertible Bonds & Notes	0	0	(11,178)	0	(11,178)
Non-Agency Mortgage-Backed Securities	0	0	(3,838)	0	(3,838)
Asset-Backed Securities	0	0	(4,621)	0	(4,621)
Sovereign Issues	0	(4,323)	0	(17,587)	(21,910)
Preferred Securities	0	(993)	0	0	(993)

Total Borrowings	$0	$(34,468)	$(51,717)	$(129,832)	$(216,017)

Payable for reverse repurchase agreements (4)					$(216,017)

(j)	Securities with an aggregate market value of $245,307 and cash of $207 have been pledged as collateral under the terms of the above master agreements as of December 31, 2025.

(1)
The average amount of borrowings outstanding during the period ended December 31, 2025 was $(151,111) at a weighted average interest rate of 4.229%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(257) is outstanding at period end.
(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Variation Margin
										Asset	Liability
Venture Global LNG, Inc.	5.000%	Quarterly	12/20/2030	4.628%		$100	$1	$1	$2	$0	$0
Worldline SA/France	5.000	Quarterly	12/20/2027	10.409	EUR	300	(29)	(2)	(31)	1	0
Worldline SA/France	5.000	Quarterly	12/20/2028	11.085		100	(14)	(2)	(16)	1	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.384		3,100	(570)	(49)	(619)	18	0

							$(612)	$(52)	$(664)	$20	$0

80	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	24,200	$(126)	$260	$134	$27	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032		8,700	845	1,340	2,185	0	(8)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033		4,600	512	294	806	0	(5)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		2,300	171	1,662	1,833	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		$2,000	1	40	41	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/15/2026		26,800	436	(662)	(226)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		8,100	(2)	220	218	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		35,800	(84)	(774)	(858)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		5,430	(1)	141	140	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		21,700	(53)	(429)	(482)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		9,000	(2)	223	221	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		35,800	(95)	(654)	(749)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		49,000	182	(1,227)	(1,045)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028		29,500	(7)	1,619	1,612	28	0
Receive	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	08/24/2028		32,500	(8)	1,818	1,810	31	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/19/2029		76,800	101	2,845	2,946	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		21,600	(409)	197	(212)	27	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		106,500	(10,975)	5,404	(5,571)	0	(151)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		195,600	(1,978)	(501)	(2,479)	0	(293)
Receive	1-Day USD-SOFR Compounded-OIS	1.160	Semi-Annual	04/12/2031		2,800	(1)	371	370	5	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		38,000	2,575	3,163	5,738	67	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		40,600	(568)	5,085	4,517	73	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		43,900	398	(911)	(513)	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		8,170	(134)	162	28	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Semi-Annual	06/19/2044		201,500	(5,022)	(19,528)	(24,550)	0	(596)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		5,150	100	192	292	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050		1,400	(10)	539	529	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050		21,100	(52)	8,852	8,800	53	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		22,000	(85)	8,810	8,725	56	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		6,000	(18)	2,037	2,019	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050		2,400	217	993	1,210	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		187,400	1,316	81,600	82,916	468	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	8,300	152	950	1,102	5	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		9,600	903	865	1,768	10	0
Receive (5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		18,000	240	2,492	2,732	11	0

							$(11,481)	$107,498	$96,017	$930	$(1,309)

Total Swap Agreements							$(12,093)	$107,436	$95,343	$950	$(1,309)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY
The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$950	$950	$0	$0	$(1,309)	$(1,309)

(l)
Securities with an aggregate market value of $590 and cash of $12,117 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	81

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	01/2026	EUR	1,347		$1,590	$6	$0
	02/2026	DOP	107,012		1,680	5	(4)

BPS	01/2026	EUR	494		579	0	(1)
	01/2026		$464	EUR	394	0	(1)
	08/2030	KWD	48		$162	2	0

BRC	01/2026		$2,249	TRY	101,544	78	0
	02/2026		2,058		93,858	54	0
	03/2026		3,746		171,306	46	0

BSH	01/2026	JPY	1,418		$9	0	0
	02/2026	PEN	905		259	0	(10)

CBK	01/2026	DOP	8,499		131	0	(3)
	01/2026	EUR	5,763		6,730	0	(46)
	01/2026		$14,352	EUR	12,314	125	0

FAR	01/2026	GBP	12,261		$16,101	0	(426)
	01/2026		$353	MXN	6,547	10	0

GLM	01/2026	DOP	90,488		$1,460	36	0
	02/2026		118,997		1,870	3	(1)
	02/2026		$95	TRY	4,324	2	0
	03/2026	BRL	11		$2	0	0
	03/2026	DOP	41,739		644	1	(10)
	03/2026		$372	BRL	2,064	0	(1)
	05/2026	DOP	50,541		$772	0	(11)

JPM	01/2026	HKD	28,058		3,610	3	0

MBC	01/2026	EUR	921		1,081	0	(2)
	01/2026		$1,314	EUR	1,132	17	0

NGF	03/2026		2,052	TRY	93,651	24	0

SCX	01/2026	JPY	1,036		$7	0	0

SOG	01/2026	EUR	99,199		114,849	0	(1,780)
	01/2026	JPY	4,114		26	0	0
	03/2026	MXN	23		1	0	0

SSB	01/2026	EUR	967		$1,129	0	(8)

UAG	01/2026		$1,849	EUR	1,581	10	0

Total Forward Foreign Currency Contracts						$422	$(2,304)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION
(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025 (2)		Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value (4)
											Asset	Liability
BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	2.346%		$	800	$(155)	$126	$0	$(29)

CBK	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822			200	(16)	0	0	(16)

DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦		2,900	0	170	170	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦		124	0	1	1	0

GST	Soft Bank Group, Inc.	1.000	Quarterly	06/20/2026	1.706			1,100	(9)	6	0	(3)

JPM	Petroleos Mexicanos	1.000	Quarterly	12/20/2030	2.822			300	(24)	1	0	(23)

Total Swap Agreements									$(204)	$304	$171	$(71)

82	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY
The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of December 31, 2025:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure (5)
BOA	$11	$0	$0	$11	$(4)	$0	$0	$(4)	$7	$0	$7
BPS	2	0	0	2	(2)	0	(29)	(31)	(29)	0	(29)
BRC	178	0	0	178	0	0	0	0	178	0	178
BSH	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
CBK	125	0	0	125	(49)	0	(16)	(65)	60	0	60
DUB	0	0	171	171	0	0	0	0	171	(187)	(16)
FAR	10	0	0	10	(426)	0	0	(426)	(416)	263	(153)
GLM	42	0	0	42	(23)	0	0	(23)	19	0	19
GST	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
JPM	3	0	0	3	0	0	(23)	(23)	(20)	0	(20)
MBC	17	0	0	17	(2)	0	0	(2)	15	0	15
NGF	24	0	0	24	0	0	0	0	24	0	24
SOG	0	0	0	0	(1,780)	0	0	(1,780)	(1,780)	1,841	61
SSB	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
UAG	10	0	0	10	0	0	0	0	10	0	10

Total Over the Counter	$422	$0	$171	$593	$(2,304)	$0	$(71)	$(2,375)

(n)
Securities with an aggregate market value of $2,104 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)
Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS
The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$20	$0	$0	$930	$950

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$422	$0	$422
Swap Agreements	0	171	0	0	0	171

	$0	$171	$0	$422	$0	$593

	$0	$191	$0	$422	$930	$1,543

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	83

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,309	$1,309

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,304	$0	$2,304
Swap Agreements	0	71	0	0	0	71

	$0	$71	$0	$2,304	$0	$2,375

	$0	$71	$0	$2,304	$1,309	$3,684

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended December 31, 2025:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(98)	$(98)
Swap Agreements	0	15	0	0	(947)	(932)

	$0	$15	$0	$0	$(1,045)	$(1,030)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$626	$0	$626
Swap Agreements	0	98	0	0	0	98

	$0	$98	$0	$626	$0	$724

	$0	$113	$0	$626	$(1,045)	$(306)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$(53)	$0	$0	$3,006	$2,953

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,092	$0	$2,092
Swap Agreements	0	39	0	0	0	39

	$0	$39	$0	$2,092	$0	$2,131

	$0	$(14)	$0	$2,092	$3,006	$5,084

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$252,500	$53,981	$306,481
Corporate Bonds & Notes
Banking & Finance	0	44,284	294	44,578
Industrials	0	202,553	18,604	221,157
Utilities	0	37,292	149	37,441
Convertible Bonds & Notes
Industrials	0	19,293	0	19,293
Municipal Bonds & Notes
Michigan	0	1,637	0	1,637
West Virginia	0	4,409	0	4,409
U.S. Government Agencies	0	19,988	5,051	25,039
U.S. Treasury Obligations	0	974	0	974
Non-Agency Mortgage-Backed Securities	0	63,968	0	63,968
Asset-Backed Securities
Automobile ABS Other	0	2,090	0	2,090
Home Equity Other	0	13,284	0	13,284
Whole Loan Collateral	0	2,480	0	2,480
Other ABS	0	17,781	1,800	19,581
Sovereign Issues	0	46,938	0	46,938
Common Stocks
Communication Services	2,613	108	4,001	6,722

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Consumer Discretionary	$0	$0	$18	$18
Financials	5	11,105	4,570	15,680
Health Care	0	0	25,315	25,315
Industrials	0	0	17,262	17,262
Real Estate	0	0	171	171
Warrants
Communication Services	0	0	889	889
Preferred Securities
Banking & Finance	0	1,260	4,300	5,560
Industrials	0	1,863	3,232	5,095
Real Estate Investment Trusts
Real Estate	2,507	0	0	2,507
Short-Term Instruments
U.S. Treasury Bills	0	2,112	0	2,112

	$5,125	$745,919	$139,637	$890,681

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,403	$0	$0	$21,403

Total Investments	$26,528	$745,919	$139,637	$912,084

84	PIMCO CLOSED-END FUNDS	See Accompanying Notes

December 31, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$950	$0	$950
Over the counter	0	422	171	593

	$0	$1,372	$171	$1,543

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,309)	0	(1,309)
Over the counter	0	(2,375)	0	(2,375)

	$0	$(3,684)	$0	$(3,684)

Total Financial Derivative Instruments	$0	$(2,312)	$171	$(2,141)

Totals	$26,528	$743,607	$139,808	$909,943

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:

Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/ Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$57,540	$6,862	$(9,049)	$129	$(1)	$(1,364)	$214	$(350)	$53,981	$(1,607)
Corporate Bonds & Notes
Banking & Finance	265	294	(40)	0	2	57	0	(284)	294	0
Industrials	17,399	791	(1,253)	16	0	1,651	0	0	18,604	1,320
Utilities	0	106	0	(1)	0	44	0	0	149	44
U.S. Government Agencies	5,071	0	(74)	11	24	19	0	0	5,051	17
Asset-Backed Securities
Other ABS	2,058	0	0	5	(1,214)	951	0	0	1,800	(121)
Common Stocks
Communication Services	11,245	0	(9,995)	0	5,304	(2,553)	0	0	4,001	3,845
Consumer Discretionary	17	1	0	0	0	0	0	0	18	0
Financials	8,063	4,137	(8,262)	0	(8,134)	8,766	0	0	4,570	433
Health Care	25,446	0	0	0	0	(131)	0	0	25,315	(131)
Industrials	12,761	2,702	0	0	0	1,799	0	0	17,262	1,800
Real Estate (3)	13	0	0	0	0	158	0	0	171	157
Warrants
Communication Services	2,205	805	(1,987)	0	525	(659)	0	0	889	84
Financials	1	0	(5)	0	(5,384)	5,388	0	0	0	0
Preferred Securities
Banking & Finance	0	4,326	0	0	0	(26)	0	0	4,300	(26)
Industrials	2,968	179	0	0	0	85	0	0	3,232	85

	$145,052	$20,203	$(30,665)	$160	$(8,878)	$14,185	$214	$(634)	$139,637	$5,900

Financial Derivative Instruments - Assets
Over the counter	$173	$0	$0	$0	$0	$(2)	$0	$0	$171	$(2)

Totals	$145,225	$20,203	$(30,665)	$160	$(8,878)	$14,183	$214	$(634)	$139,808	$5,898

See Accompanying Notes	SEMIANNUAL REPORT	|	DECEMBER 31, 2025	85

Schedule of Investments	PIMCO Income Strategy Fund II	(Cont.)	December 31, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$14,445	Comparable Companies	EBITDA Multiple	X	16.360	—
	22,004	Discounted Cash Flow	Discount Rate		4.814-75.000	7.189
	3,980	Indicative Market Quotation	Broker Quote		101.250	—
	5,519	Recent Transaction	Purchase price		98.000-99.000	98.112
	8,033	Third Party Vendor	Broker Quote		42.500-100.500	95.678
Corporate Bonds & Notes
Banking & Finance	294	Recent Transaction	Purchase price		100.000	—
Industrials	18,604	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/ Discount Rate	X/%	13.000/10.000	—
Utilities	149	Indicative Market Quotation	Broker Quote	EUR	14.125	—
U.S. Government Agencies	5,051	Discounted Cash Flow	Discount Rate		11.515	—
Asset-Backed Securities
Other ABS	1,800	Discounted Cash Flow	Discount Rate		12.000-20.000	18.244
Common Stocks
Communication Services	3,632	Indicative Market Quotation	Broker Quote	$	15.542	—
	369	Reference Instrument	Stock Price w/ Liquidity Discount		12.000	—
Consumer Discretionary	18	Comparable Companies/ Discounted Cash Flow	Revenue Multiple/ Discount Rate	X/%	0.500/20.750	—
Financials	4,570	Reference Instrument	Stock Price w/ Liquidity Discount		4.130	—
Health Care	25,315	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	11,938	Comparable Companies/ Discounted Cash Flow	EBITDA Multiple/ Discount Rate	X/%	13.000/10.000	—
	2,616	Indicative Market Quotation	Broker Quote	$	0.563-22.563	17.599
	2,708	Indicative Market Quotation	Broker Quote	EUR	15.012	—
Real Estate	171	Other Valuation Techniques (4)	—		—	—
Warrants
Communication Services	889	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	4,300	Discounted Cash Flow	Discount Rate		11.780	—
Industrials	260	Comparable Companies	Revenue/EBITDA Multiple	X	4.625/18.000	—
	2,972	Discounted Cash Flow	Discount Rate		14.350	—

Financial Derivative Instruments - Assets
Over the counter	171	Indicative Market Quotation	Broker Quote		0.497-5.818	5.785

Total	$ 139,808

(1)
Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

86	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements	December 31, 2025

1. ORGANIZATION
PIMCO Corporate & Income Opportunity Fund, PIMCO Corporate & Income Strategy Fund, PIMCO High Income Fund, PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II (each, a “Fund” and collectively, the “Funds”) are organized as closed-end
management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO Corporate & Income Opportunity Fund	September 13, 2002

PIMCO Corporate & Income Strategy Fund	October 17, 2001

PIMCO High Income Fund	February 18, 2003

PIMCO Income Strategy Fund	June 19, 2003

PIMCO Income Strategy Fund II	June 30, 2004
Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”
Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
2023-07,
Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers of the Funds, as listed in the Management of the Funds section of the most recent annual report, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined
in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including, but not limited to, ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(a) Securities Transactions and Investment Income
 Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend
date, except certain dividends from foreign securities where the ex-dividend
date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend
date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.
Debt obligations may be placed on
non-accrual
status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	87

Notes to Financial Statements	(Cont.)

obligation is removed from
non-accrual
status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual
forbearance for interest payments that are expected to be paid after agreed upon pay dates.
(b) Foreign Taxes
 A Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. These foreign taxes, if any, are paid by a Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
(c) Foreign Currency Translation
 The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.
(d) Distributions — Common Shares
 The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Corporate & Income Opportunity Fund	Monthly	Monthly

PIMCO Corporate & Income Strategy Fund	Monthly	Monthly

PIMCO High Income Fund	Monthly	Monthly

PIMCO Income Strategy Fund	Monthly	Monthly

PIMCO Income Strategy Fund II	Monthly	Monthly
Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt
interest and any investment company taxable income, and may distribute its net capital gain. A Fund may revise its distribution policy or postpone the payment of distributions at any time.
As of the end of the fiscal year, none of the Funds were in default on long-term debt or had any accumulated dividend in arrears.
A Fund may engage in investment strategies, including those that employ the use of derivatives, to, among other things, seek to generate current, distributable income without regard to possible declines in the Fund’s net asset value (“NAV”). A Fund’s income and gain generating strategies, including certain derivatives strategies, may generate current, distributable income, even if such strategies could potentially result in declines in the Fund’s NAV. A Fund may enter into opposite sides of interest rate swap and other derivatives for the principal purpose of generating distributable gains on the one side (characterized as ordinary income for tax purposes) that are not part of the Fund’s duration or yield curve management strategies, and with a substantial possibility that the Fund will experience a corresponding capital loss and decline in NAV with respect to the opposite side transaction (to the extent it does not have corresponding offsetting capital gains). Consequently, common shareholders may receive distributions and owe tax on amounts that are effectively a taxable return of the shareholder’s investment in a Fund at a time when their investment in the Fund has declined in value, which may be taxed at ordinary income rates. The tax treatment of certain derivatives in which a Fund invests may be unclear and thus subject to recharacterization. Any recharacterization of payments made or received by a Fund pursuant to derivatives potentially could affect the amount, timing or character of Fund distributions. In addition, the tax treatment of such investment strategies may be changed by regulation or otherwise.
More generally, sales of a Fund’s portfolio holdings may result in short-term capital gains (which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net of long-term capital losses), potentially subjecting shareholders of the Fund to adverse tax consequences.

88	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.
Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in
surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related
characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include, but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.
Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.
(e) New Accounting Pronouncements and Regulatory Updates
 In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule
35d-1
under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule
35d-1
consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule
35d-1
and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.
At this time, management is evaluating the implications of these changes on the financial statements.
In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
(a) Investment Valuation Policies
 The NAV of a Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.
On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) (“NYSE Close”). Information that becomes known to a Fund or its agents after the time as of which

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NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign
(non-U.S.)
equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign
(non-U.S.)
equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule
2a-5,
the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).
Domestic and foreign
(non-U.S.)
fixed income securities,
non-exchange
traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end
management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.
Open-end
management investment companies may include affiliated funds.
If a foreign
(non-U.S.)
equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign
(non-U.S.)
equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign
(non-U.S.)
equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign
(non-U.S.)
securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign
(non-U.S.)
equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

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Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign
(non-U.S.)
investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.
Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.
Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
(b) Fair Value Hierarchy
 U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
∎
Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.
(c) Valuation Techniques and the Fair Value Hierarchy
Level
 1, Level
 2 and Level
 3 trading assets and trading liabilities, at fair value
 The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

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Notes to Financial Statements	(Cont.)

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in registered
open-end
investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end
investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities,
non-U.S.
bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.
Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.
Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined
security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction

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price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.
Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.
Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-
derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.
Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.
Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.
When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
(a) Investments in Affiliates
Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection

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Notes to Financial Statements	(Cont.)

with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT
and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands
†
):
Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income (1)	Realized Net Capital Gain Distributions (1)

PIMCO Corporate & Income Opportunity Fund	$197,390	$669,133	$(802,200)	$96	$(72)	$64,347	$1,743	$0

PIMCO Corporate & Income Strategy Fund	69,943	225,871	(255,100)	14	(5)	40,723	571	0

PIMCO High Income Fund	73,274	284,388	(308,300)	25	(16)	49,371	684	0

PIMCO Income Strategy Fund	42,187	92,124	(98,400)	20	(2)	35,929	821	0

PIMCO Income Strategy Fund II	31,928	236,869	(247,400)	7	(1)	21,403	268	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)
The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2025 (amounts in thousands
†
, except number of shares).
PIMCO Corporate & Income Opportunity Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2025	Dividend Income	Shares Held at 12/31/2025

Windstream Services LLC.	$0	$8,639	$0	$0	$905	$9,544	$0	1,416,163

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities
The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.
Loans and Other Indebtedness, Loan Participations and Assignments
 are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.
In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off
between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition,

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in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.
Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.
The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans,
B-Notes
and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.
Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.
Mortgage-Related and Other Asset-Backed Securities
 directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest payments. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid
with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental
issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases syndicated bank loans, peer-to-peer
loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

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Collateralized Debt Obligations
 (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is typically backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CBO or CLO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.
Collateralized Mortgage Obligations
 (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.
As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Fund may invest in parallel-pay
and
planned amortization class (“PAC”) CMOs and multi-class pass-through certificates.
Parallel-pay
CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay
CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC
bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined
range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Fund may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).
Stripped Mortgage-Backed Securities
 (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

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Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Payment
In-Kind
Securities
 may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.
Perpetual Bonds
 are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.
Real Estate Investment Trusts
 (“REITs”)
are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is generally not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.
Restricted Investments
 are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of December 31, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.
Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises
 are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of a Fund’s shares Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of
TBA-eligible
securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.
Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an

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Notes to Financial Statements	(Cont.)

underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.
Warrants
 are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.
(a) Repurchase Agreements
 Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party
repurchase agreements). Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.
(b) Reverse Repurchase Agreements
 In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined
repurchase date and the agreement can be terminated by a Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

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6. FINANCIAL DERIVATIVE INSTRUMENTS
The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.
The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.
PIMCO Corporate & Income Opportunity Fund is subject to regulation as a commodity pool under the Commodity Exchange Act by the Commodity Futures Trading Commission (the “CFTC”). The Manager has registered with the CFTC as a Commodity Pool Operator and a Commodity Trading Adviser with respect to the Fund, and is a member of the National Futures Association. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to PIMCO Corporate & Income Opportunity Fund.
(a) Forward Foreign Currency Contracts
 may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. The contractual obligations of a buyer or seller of a forward foreign currency contract may generally be satisfied by taking or making physical delivery of the underlying currency, establishing an opposite position in the contract and recognizing the profit or loss on both positions simultaneously on the delivery date or, in some instances, paying a cash settlement before the designated date of delivery. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and
Liabilities. Although forwards may be intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase.
(b) Futures Contracts
 are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange-traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.
(c) Swap Agreements
 are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on

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Notes to Financial Statements	(Cont.)

the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.
For purposes of a Fund’s investment policy adopted pursuant to
Rule 35d-1
under the Act (if any), the Fund will account for derivative instruments at market value. For purposes of applying a Fund’s other investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.
A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.
To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.
Credit Default Swap Agreements
 on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount

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of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver
option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver
option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments.

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These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Interest Rate Swap Agreements
 may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS
(a) Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists.
See below for a summary of select principal risks associated with investments in the Funds. For a complete list of the principal risks the Funds may be subject to, please see the Funds’ annual report dated June 30, 2025.

	PIMCO Corporate & Income Opportunity Fund (PTY)	PIMCO Corporate & Income Strategy Fund (PCN)	PIMCO High Income Fund (PHK)	PIMCO Income Strategy Fund (PFL)	PIMCO Income Strategy Fund II (PFN)

Asset Allocation	X	X	X	X	X

Call	X	X	X	X	X

Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations	—	—	X	—	—

Collateralized Loan Obligations	X	X	—	X	X

Confidential Information Access	X	X	X	X	X

Contingent Convertible Securities	X	X	X	X	X

Convertible Securities	X	X	X	X	X

Counterparty	X	X	X	X	X

“Covenant-lite” Obligations	X	X	X	X	X

Credit Default Swaps	X	X	X	X	X

Credit	X	X	X	X	X

Currency	X	X	X	X	X

Cyber Security	X	X	X	X	X

Debt Securities	X	X	X	X	X

Derivatives	X	X	X	X	X

Distressed and Defaulted Securities	X	X	X	X	X

Distribution Rate	X	X	X	X	X

Emerging Markets	X	X	X	X	X

Equity Securities and Related Market	X	X	X	X	X

Focused Investment	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X

High Yield Securities	X	X	X	X	X

Inflation/Deflation	X	X	X	X	X

Inflation-Indexed Security	X	X	X	X	X

Insurance-Linked and Other Instruments	X	X	X	X	X

Interest Rate	X	X	X	X	X

102	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

	PIMCO Corporate & Income Opportunity Fund (PTY)	PIMCO Corporate & Income Strategy Fund (PCN)	PIMCO High Income Fund (PHK)	PIMCO Income Strategy Fund (PFL)	PIMCO Income Strategy Fund II (PFN)

Issuer	X	X	X	X	X

Leverage	X	X	X	X	X

Liquidity	X	X	X	X	X

Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments	X	X	X	X	X

Management	X	X	X	X	X

Market	X	X	X	X	X

Market Discount	X	X	X	X	X

Market Disruptions	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Instruments	X	X	X	X	X

Mortgage-Related Derivative Instruments	—	—	X	—	X

Operational	X	X	X	X	X

Other Investment Companies	X	X	X	X	X

Platform	—	—	X	—	—

Portfolio Turnover	X	X	X	X	X

Potential Conflicts of Interest — Allocation of Investment Opportunities	X	X	X	X	X

Preferred Securities	X	X	X	X	X

Privacy and Data Security	X	X	X	X	X

Private Placements and Restricted Securities	X	X	X	X	X

Privately-Issued Mortgage-Related Securities	X	X	X	X	X

Real Estate	X	X	X	X	X

Reinvestment	X	X	X	X	X

REIT	—	—	X	—	—

Regulatory Changes	X	X	X	X	X

Regulatory — Commodity Pool Operator	X	X	X	X	X

Repurchase Agreements	X	X	X	X	X

Risk Retention Investment	—	—	X	—	—

Securities Lending	—	X	X	X	X

Senior Debt	X	X	X	X	X

Short Exposure	—	—	X	—	—

Smaller Company	—	X	X	—	—

Sovereign Debt	X	X	X	X	X

Special Purpose Acquisition Companies (“SPACs”)	—	—	X	—	—

Structured Investments	X	X	X	X	X

Subprime	X	X	X	X	X

Subsidiary	—	—	X	—	—

Synthetic Convertible Securities	X	X	X	X	X

Tax	X	X	X	X	X

U.S. Government Securities	X	X	X	X	X

Valuation	X	X	X	X	X

Zero-Coupon Bond, Step-Ups and Payment-in-Kind Securities	X	X	X	X	X

Asset Allocation Risk
 is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could experience losses as a result of these allocation decisions, which could result in the Fund being underweight or overweight in sectors, asset classes, or geographies that perform differently than expected.
Call Risk
 is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

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Notes to Financial Statements	(Cont.)

Collateralized Bond Obligations, Collateralized Loan Obligations and Collateralized Debt Obligations Risk
 is the risk that an investment in a CLO, CBO or other CDO depends largely on the type of the collateral securities and the class/tranche of the instrument in which the Fund invests. In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs, CBOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.
Collateralized Loan Obligations Risk
 is the risk of investing in a trust typically collateralized by a pool of loans issued by banks, corporations or any other public or private entity or person, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate or mezzanine loans, including loans that may be rated below investment grade or equivalent unrated loans (“Collateralized Loan Obligations Risk”). In addition to the normal risks associated with debt instruments (e.g., interest rate risk and credit risk), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or others and may produce unexpected investment results.
Confidential Information Access Risk
 is the risk that, in managing a Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by a Fund or held in the Fund’s portfolio. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.
Contingent Convertible Securities Risk
 is the risk of investing in contingent convertible securities, including the risk that interest payments may be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Fund’s investment becoming further subordinated as a result of conversion from debt to equity, the risk of a Fund’s investment receiving less favorable treatment than equity of the issuer in certain situations, such as during periods of financial distress or regulatory intervention, the risk the principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Fund.
Convertible Securities Risk
 is the risk that the market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. Convertible securities are fixed income securities, preferred securities or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent value) at either a stated price or a stated rate. Convertible debt securities pay interest and convertible preferred stocks pay dividends until they mature or are converted, exchanged or redeemed. A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Convertible securities are often rated below investment grade or not rated.
Counterparty Risk
 is the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by a Fund or held by special purpose or structured vehicles in which a Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent.

104	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

“Covenant-lite” Obligations Risk
 is the risk that covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. Covenant-lite loans carry a risk that the borrower could transfer or encumber its assets, which could reduce the amount of assets that can be used to satisfy debts and result in losses for debtholders. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.
Credit Default Swaps Risk
 is the risk of investing in credit default swaps, including illiquidity risk, counterparty risk, leverage risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, a Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. A Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In addition, selling credit default swaps may not be profitable for a Fund if no secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times.
Credit Risk
 is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its financial obligations. Credit risk also includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to the difference in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default.
Currency Risk
 is the risk that foreign
(non-U.S.)
currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Fund’s investments in foreign
(non-U.S.)
currencies or in securities that trade in and receive revenues in, or derivatives that provide exposure to,foreign
(non-U.S.)
currencies, or derivatives or other instruments that provide exposure to foreign
(non-U.S.)
currencies may decline in value, due to the risk that those currencies may fluctuate in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will fluctuate in value relative to the currency being hedged.
Currency risk may be particularly high to the extent that a Fund invests in foreign
(non-U.S.)
currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political, headline, reputational and other risks different from, or greater than, the risks of investing in developed foreign
(non-U.S.)
currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
Cyber Security Risk
 is the risk that, as the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction, lose operational capacity, result in the unauthorized release or other misuse of confidential information or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders.
These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk

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Notes to Financial Statements	(Cont.)

that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.
Debt Securities Risk
 is the risk that prices of bonds and other fixed income securities will generally increase as interest rates fall and decrease as interest rates rise. Income from a Fund’s portfolio may decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate. The value of most bond funds and fixed income securities are impacted by changes in interest rates. Bonds and bond funds with longer durations tend to be more sensitive and more volatile than securities with shorter durations; bond prices generally fall as interest rates rise.
Derivatives Risk
 is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. In addition, the use of derivatives may cause a Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio.
Changes in the value of a derivative or other similar investments may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility.
Non-centrally
cleared
over-the-counter
(“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally
cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker, or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.
Distressed and Defaulted Securities Risk
 is the risk of investing in the securities of financially distressed issuers, including the risk of default. These securities may fluctuate more in price and are typically less liquid.
Distressed securities generally trade significantly below “par” or full value.
A Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied.
Distribution Rate Risk
 is the risk that, although the Fund may seek to maintain level distributions, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.
Emerging Markets Risk
 is the risk of investing in emerging market securities. The risks primarily associated with foreign
(non-U.S.)
investments may be particularly high to the extent a Fund invests in securities of issuers based or doing business in emerging markets countries or in securities denominated in the currencies of emerging market countries.
Equity Securities and Related Market Risk
 is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.
Focused Investment Risk
 is the risk that, to the extent that a Fund focuses its investments in a particular industry, country or geographic region, the NAV of its common shares will be more susceptible to events or factors affecting companies in that industry, country or geographic region.
Foreign
(Non-U.S.)
Investment Risk
 is the risk that investing in foreign
(non-U.S.)
securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards,

106	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign
(non-U.S.)
securities may also be less liquid and more difficult to value than securities of U.S. issuers.
High Yield Securities Risk
 is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments and their values may be more volatile than higher- rated securities of similar maturity.
Inflation/Deflation Risk
 is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio and common shares.
Inflation-Indexed Security Risk
 is the risk that inflation-indexed debt securities are subject to the effects of actual or anticipated changes in market interest rates caused by factors other than inflation (e.g., real interest rates). In general, the value of an inflation-indexed security, including Treasury Inflation-Protected Securities (“TIPS”), tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income for the amount of the increase in the calendar year, even though the Fund will not receive the principal until maturity.
Insurance-Linked and Other Instruments Risk
 is the risk that a Fund could lose a portion or all of the principal it has invested in insurance- linked instruments and similar investments (which may include, for example, exposure to reinsurance contracts (through sidecars or otherwise), event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans).
Interest Rate Risk
 is the risk that fixed income securities and other instruments in a Fund’s portfolio will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields.
Issuer Risk
 is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.
Leverage Risk
 is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. There can be no assurance these circumstances will occur. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate changes and other market risks. When the Fund reduces or discontinues its use of leverage (“deleveraging”), which it may be required to do at inopportune times, it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund’s net asset value. The use of leverage may also increase a Fund’s sensitivity to interest rate risks.
Liquidity Risk
 is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as during political events (including periods of rapid interest rate changes). There can be no assurance that an investment that is deemed to be liquid when

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Notes to Financial Statements	(Cont.)

purchased will continue to be liquid while it is held by the Fund and/or when the Fund wishes to dispose of it.
Loans and Other Indebtedness; Loan Acquisitions, Participations and Assignments Risk
 is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and a Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral.
In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower.
If a loan is foreclosed, the Fund may become owner of the loan’s collateral. The Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral.
There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations.
To the extent a Fund invests in loans or originates loans, including bank loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk than funds that do not acquire such instruments.
Management Risk
 is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or perceived conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.
Market Risk
 is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries, sectors or companies.
Market Discount Risk
 is the risk that the price of a Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.
Market Disruptions Risk
 is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, geopolitical disputes, terrorism, social or political unrest, recessions, supply chain disruptions, tariffs and other restrictions on trade, sanctions, market manipulation, government interventions, defaults and shutdowns, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, climate-change and climate related events, which can all negatively impact the securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors, causing a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.
Mortgage-Related and Other Asset-Backed Securities Risk
 is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.
Mortgage-Related Derivative Instruments Risk
 is the risk of investing in derivative mortgage-backed securities, including call risk and extension risk. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate risk and/or prepayment risk is magnified.
Operational Risk
 is the risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Other Investment Companies Risk
 is the risk that Common Shareholders may be subject to duplicative expenses to the extent a Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.

108	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

Platform Risk
 is the risk resulting from the fact that the Alt Lending ABS in which the Fund invests are typically not listed on any securities exchange and not registered under the Securities Act. In addition, the Fund anticipates that these instruments may only be sold to a limited number of investors and may have a limited or non-existent
secondary market. Accordingly, the Fund currently expects that certain of the investments in Alt Lending ABS will face heightened levels of liquidity risk. Although currently there is generally no active, reliable secondary market for certain Alt Lending ABS, a secondary market for these Alt Lending ABS may develop. If the Fund purchases Alt Lending ABS on an alternative lending platform, the Fund will have the right to receive principal and interest payments due on loans underlying the Alt Lending ABS only if the platform servicing the loans receives the borrower’s payments on such loans and passes such payments through to the Fund. If a borrower is unable or fails to make payments on a loan for any reason, the Fund may be greatly limited in its ability to recover any outstanding principal or interest due, as (among other reasons) the Fund may not have direct recourse against the borrower or may otherwise be limited in its ability to directly enforce its rights under the loan, whether through the borrower or the platform through which such loan was originated. For example, the loan may be unsecured or under-collateralized and/or it may be impracticable to commence a legal proceeding against the defaulting borrower.
Portfolio Turnover Risk
 is the risk that a high portfolio turnover will result in greater expenses to a Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely affect the Fund’s after-tax
returns. The realization of short- term capital gains may also cause adverse tax consequences for a Fund’s shareholders.
Potential Conflicts of Interest Risk — Allocation of Investment Opportunities
 is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of a Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.
Preferred Securities Risk
 is the risk that certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions which may require the Fund to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. Additionally, preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. Government securities.
Privacy and Data Security Risk
 is the risk resulting from the fact that the Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties.
Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and the SEC implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.
Private Placement and Restricted Securities Risk
  is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that a Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. Therefore, a Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.
Privately-Issued Mortgage-Related Securities Risk
 is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers. Additionally, privately-issued mortgage- related

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Notes to Financial Statements	(Cont.)

securities generally are exempt from registration under the Securities Act of 1933 and, as such, are not subject to the same disclosure requirements as publicly-issued mortgage-related securities.
Real Estate Risk
 is the risk associated with investing in real estate investments, including investments in equity or debt securities issued by private and public real estate investment trusts (“REITs”), real estate operating companies (“REOCs”), private or public real estate-related loans, real estate-linked derivative instruments and pooled investment vehicles (including registered investment companies and private funds or other pooled investment vehicles that would qualify as “investment companies” under the Act but for an applicable exemption or exclusion) that invest in real estate investments, as applicable. A Fund will be subject to the risks associated with owning real estate and with the real estate industry generally.
Reinvestment Risk
 is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. The Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.
REIT Risk
 is the risk associated with investing in REITs, which are pooled investment vehicles that own, and usually operate, income- producing real estate. Some REITs also finance real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not typically taxed on the income distributed to shareholders.
Regulatory Changes Risk
 is the risk associated with the fact that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. A Fund and the Investment Manager have historically been eligible for exemptions from certain regulations. However, there is no assurance that a Fund and PIMCO will continue to be eligible for such exemptions. Moreover, government regulation may have unpredictable and unintended effects.
Regulatory Risk — Commodity Pool Operator
 is the risk associated with the CFTC’s adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the Fund markets itself as providing investment exposure to such instruments. PIMCO is registered with the CFTC as a Commodity Pool Operator.
Repurchase Agreements Risk
 is the risk that, if the party agreeing to repurchase a security should default, a Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.
Risk Retention Investment Risk
 is the risk associated with the Fund’s investments in risk retention tranches of commercial mortgage-backed securities (“CMBS”) or other eligible securitizations, if any (“risk retention tranches”), which are eligible residual interests typically held by the sponsors of such securitizations pursuant to the final rules implementing the credit risk retention requirements of Section 941 of the Dodd-Frank Act (the “U.S. Risk Retention Rules”). There can be no assurance that the applicable federal agencies charged with the implementation of the final U.S. Risk Retention Rules (the Federal Deposit Insurance Corporation, the Comptroller of the Currency, the Federal Reserve Board, the SEC, the Department of Housing and Urban Development, and the Federal Housing Finance Agency) could not take positions in the future that differ from the interpretation of such rules taken or embodied in such securitizations, or that the final U.S. Risk Retention Rules will not change. Furthermore, if the Fund breaches any undertakings in any risk retention agreement, it will be exposed to claims by the other parties thereto, including for any losses incurred as a result of such breach, which could be significant and exceed the value of the Fund’s investments.
Securities Lending Risk
 is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund.
Senior Debt Risk
 is the risk that a Fund may be subject to greater levels of credit risk than funds that do not invest in below investment grade senior debt. A Fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior debt. Restrictions on transfers in loan agreements, a lack of publicly available information and other factors may, in certain instances, make senior debt more difficult to sell at an advantageous time or price than other types of securities or instruments.

110	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

Short Exposure Risk
 is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.
Smaller Company Risk
 is the risk that the value of securities issued by a smaller company may fluctuate, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. Investments in smaller companies generally are subject to greater levels of credit, market and issuer risk.
Sovereign Debt Risk
 is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.
Special Purpose Acquisition Companies (“SPACs”) Risk
 is the risk that, because SPACs and similar entities are in essence “blank check” companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. A SPAC’s structure may result in significant dilution of a stockholder’s share value immediately upon the completion of a business combination due to, among other reasons, interests held by the SPAC sponsor, conversion of warrants into additional shares, shares issued in connection with a business combination and/or certain embedded costs. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter
market, may be considered illiquid and/or be subject to restrictions on resale.
Structured Investments Risk
 is the risk that a Fund’s investment in structured products, including, structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. A Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments.
Subprime Risk
 is the risk that loans, and debt instruments collateralized by loans (including Alt Lending ABS), acquired by a Fund may be subprime in quality, or may become subprime in quality.
Although there is no specific legal or market definition of “subprime,” subprime loans are generally understood to refer to loans made to borrowers that display poor credit histories and other characteristics that correlate with a higher default risk. Accordingly, subprime loans, and debt instruments secured by such loans, have speculative characteristics and are subject to heightened risks, including the risk of nonpayment of interest or repayment of principal, and the risks associated with investments in high yield securities. In addition, these instruments could be subject to increased regulatory scrutiny. A Fund is not restricted by any particular borrower credit criteria when acquiring loans or debt instruments collateralized by loans.
Subsidiary Risk
 is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a subsidiary will be achieved.
Synthetic Convertible Securities Risk
 is the risk that the values of synthetic convertible securities will respond differently to market fluctuations than a traditional convertible security because a synthetic convertible is composed of two or more separate securities or instruments, (such as a debt security and a warrant or option to purchase another security), each with its own market value. Synthetic convertible securities are also subject to the risks associated with derivatives. In addition, if the value of the underlying common stock or the level of the index involved in the convertible element falls below the strike price of the warrant or option, the warrant or option may lose all value.
Tax Risk
 is the risk that if, in any year, a Fund were to fail to qualify for treatment as a regulated investment company under Subchapter M of the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.
U.S. Government Securities Risk
  is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Valuation Risk
  is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to

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Notes to Financial Statements	(Cont.)

the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Zero-Coupon Bond,
Step-Ups
and
Payment-in-Kind
Securities Risk
  is the risk presented by the market prices of
zero-coupon,
step ups and
payment-in-kind
securities generally being more volatile than the prices of securities that pay interest periodically and in cash and being likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio.
(b) Other Risks
In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s then-currently effective prospectus and statement of additional information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.
8. MASTER NETTING ARRANGEMENTS
A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged
exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.
Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.
Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the CFTC. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the

112	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

segregated account. FCM customers, such as the Funds, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.
Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.
9. FEES AND EXPENSES
(a) Management Fee
 PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Manager to the Funds, pursuant to an investment management agreement.
Pursuant to the Investment Management Agreements with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished all supervisory and administrative and other services reasonably required for the operation of the Funds, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.
Pursuant to the Agreements, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate

PIMCO Corporate & Income Opportunity Fund	0.65%	(1)

PIMCO Corporate & Income Strategy Fund	0.81%	(1)

PIMCO High Income Fund	0.76%	(1)

PIMCO Income Strategy Fund	0.86%	(2)

PIMCO Income Strategy Fund II	0.83%	(2)

(1)	Management fees calculated based on the Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).
(2)
Management fees calculated based on the Fund’s average weekly “total managed assets”. Total managed assets include total assets of each Fund (including any assets attributable to any preferred shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

In rendering investment advisory services to each Fund, PIMCO may use the resources of one or more foreign
(non-U.S.)
affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (the “PIMCO Overseas Affiliates”), to provide portfolio management, research and trading services to a Fund under the Memorandums of Understanding (“MOUs”). Each of the PIMCO Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered

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Notes to Financial Statements	(Cont.)

advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each PIMCO Overseas Affiliate and any of their respective employees who provide services to the Funds are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.
(b) Fund Expenses
 Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Board (for example, so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Funds, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP. Without limiting the generality or scope of the foregoing, it is understood that the Funds may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third party.
Each of the Trustees of the Funds who is not an interested person under Section 2(a)(19) of the Act, (the “Independent Trustees”), also serves as a trustee of a number of other closed-end
funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO
Closed-End
Funds”), as well as PIMCO California Flexible Municipal Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” and PIMCO Managed Accounts Trust, an open-end
management investment company with multiple series for which PIMCO serves as investment adviser and administrator.
The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.
10. RELATED PARTY TRANSACTIONS
The Manager is a related party. Fees payable to this party are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.
The Funds have received exemptive relief from the SEC that, to the extent the Funds rely on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Advisor and certain public or private funds managed by the Advisor and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.
11. GUARANTEES AND INDEMNIFICATIONS
Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as

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this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
12. PURCHASES AND SALES OF SECURITIES
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact a Fund’s after-tax
returns. The transaction costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended December 31, 2025 were as follows (amounts in thousands
†
):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Corporate & Income Opportunity Fund	$109,734	$48,032	$979,885	$471,028

PIMCO Corporate & Income Strategy Fund	34,570	17,544	320,703	165,388

PIMCO High Income Fund	34,109	17,211	333,544	165,875

PIMCO Income Strategy Fund	6,979	5,498	40,182	32,288

PIMCO Income Strategy Fund II	23,418	14,614	241,148	109,704

†	A zero balance may reflect actual amounts rounding to less than one thousand.
13. COMMON SHARES OFFERING

Each of PIMCO Corporate & Income Opportunity Fund (“PTY”), PIMCO Corporate & Income Strategy Fund (“PCN”), PIMCO High Income Fund (“PHK”), PIMCO Income Strategy Fund (“PFL”) and PIMCO Income Strategy Fund II (“PFN”) has authorized an unlimited number of Common Shares at a par value of $0.00001 per share (each of the foregoing Fund’s shares as the context requires, “Common Shares”).
As of the end of the reporting period, each Fund had an effective registration statement on file with the SEC authorizing the Fund to issue shares through the “shelf” registration process pursuant to Rule 415 under the Securities Act (each, a “Shelf Registration Statement”). Pursuant to such Shelf Registration Statements, each Fund may offer and sell Common Shares having an aggregate offering value of up to amounts shown in the table below. Each Fund may have had one or more prior Shelf Registration Statements in effect during this and/or previous fiscal periods authorizing the sale of additional Common Shares.
Each Fund has entered into a sales agreement (a “Sales Agreement”) with JonesTrading Institutional Services LLC (“JonesTrading”), pursuant to which each Fund may offer and sell its Common Shares offered by an applicable prospectus supplement through JonesTrading as its agent in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices. Each Fund will pay JonesTrading compensation of up to 1.00% of the gross proceeds with respect to sales of the Common Shares actually effected by JonesTrading under the Sales Agreement.

The aggregate dollar amount of Common Shares registered under each Fund’s Shelf Registration Statement (or its most recent prospectus supplement, if less than such registered amount) as of the end of the periods described below, as well as the number of Common Shares sold and the total amount of offering proceeds (net of offering costs, if any) received by each Fund under one or more Shelf Registration Statements during the Fund’s most recent and prior fiscal periods were as follows:

	PTY		PCN		PHK
	Six Months Ended 12/31/2025	Year Ended 06/30/2025	Six Months Ended 12/31/2025	Year Ended 06/30/2025	Six Months Ended 12/31/2025	Year Ended 06/30/2025

Common Shares registered (aggregate $)	$1,000,000,000	$1,000,000,000	$100,000,000	$275,000,000	$350,000,000	$350,000,000

Common Shares sold	14,424,815	26,627,431	4,950,451	8,620,434	6,155,729	13,776,026

Offering proceeds (net of offering costs)	$198,326,097	$376,084,928	$63,427,873	$114,865,325	$29,853,186	$67,013,445

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	115

Notes to Financial Statements	(Cont.)

	PFL		PFN
	Six Months Ended 12/31/2025	Year Ended 06/30/2025	Six Months Ended 12/31/2025	Year Ended 06/30/2025

Common Shares registered (aggregate $)	$100,000,000	$100,000,000	$200,000,000	$200,000,000

Common Shares sold	2,609,382	4,199,753	2,803,102	5,409,468

Offering proceeds (net of offering costs)	$21,846,692	$35,071,290	$20,904,100	$40,121,158

A Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market”, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange, at prices related to the prevailing market prices or at negotiated prices.
14. REGULATORY AND LITIGATION MATTERS
The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.
The foregoing speaks only as of the date of this report.
15. FEDERAL INCOME TAX MATTERS
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.
A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.
In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of December 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.
The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.
As of their last fiscal year ended June 30, 2025, the Funds had the following post-effective capital losses with no expiration (amounts in thousands
†
):

	Short-Term	Long-Term

PIMCO Corporate & Income Opportunity Fund	$187,199	$192,288

PIMCO Corporate & Income Strategy Fund	64,320	50,667

PIMCO High Income Fund	161,676	134,635

PIMCO Income Strategy Fund	41,037	66,151

PIMCO Income Strategy Fund II	92,438	104,108

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of December 31, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands
†
):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

PIMCO Corporate & Income Opportunity Fund	$3,106,331	$368,309	$(364,176)	$4,133

PIMCO Corporate & Income Strategy Fund	1,065,418	147,738	(141,009)	6,729

PIMCO High Income Fund	1,203,168	289,418	(303,820)	(14,402)

PIMCO Income Strategy Fund	444,903	101,664	(70,553)	31,111

PIMCO Income Strategy Fund II	973,585	183,796	(151,736)	32,060

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

116	PIMCO CLOSED-END FUNDS

December 31, 2025	(Unaudited)

16. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
On January 2, 2026, the following distributions were declared to common shareholders payable February 2, 2026 to shareholders of record on January 13, 2026:

PIMCO Corporate & Income Opportunity Fund	$0.118800 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.048000 per common share
PIMCO Income Strategy Fund	$0.081400 per common share
PIMCO Income Strategy Fund II	$0.071800 per common share
On February 2, 2026, the following distributions were declared to common shareholders payable March 2, 2026 to shareholders of record on February 12, 2026:

PIMCO Corporate & Income Opportunity Fund	$0.118800 per common share
PIMCO Corporate & Income Strategy Fund	$0.112500 per common share
PIMCO High Income Fund	$0.048000 per common share
PIMCO Income Strategy Fund	$0.081400 per common share
PIMCO Income Strategy Fund II	$0.071800 per common share
There were no other subsequent events identified that require recognition or disclosure.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	117

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC

BRC	Barclays Bank PLC	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.

BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	UAG	UBS AG Stamford

DBL	Deutsche Bank AG London	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	KZT	Kazakhstani Tenge

BRL	Brazilian Real	HKD	Hong Kong Dollar	MXN	Mexican Peso

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

DOP	Dominican Peso	JPY	Japanese Yen	TRY	Turkish New Lira

EUR	Euro	KWD	Kuwaiti Dinar	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SOFRINDX	Secured Overnight Financing Rate Index

BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SONIO	Sterling Overnight Interbank Average Rate

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury IFund Index	TSFR1M	Term SOFR 1-Month

BRMMUSDF	BlackRock Money Market US Treasury Fund Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month

CDOR06	6 month CDN Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

EUR003M	3 Month EUR Swap Rate

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

CDO	Collateralized Debt Obligation	JSC	Joint Stock Company	TBD%	Interest rate to be determined when loan settles or at the time of funding

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

118	PIMCO CLOSED-END FUNDS

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule
19a-1(e)
under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended December 31, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form
1099-DIV
(for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Corporate & Income Opportunity Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1095	$0.0000	$0.0093	$0.1188

August 2025	$0.0901	$0.0000	$0.0287	$0.1188

September 2025	$0.0878	$0.0000	$0.0310	$0.1188

October 2025	$0.1083	$0.0000	$0.0105	$0.1188

November 2025	$0.0861	$0.0000	$0.0327	$0.1188

December 2025	$0.1085	$0.0000	$0.0103	$0.1188

PIMCO Corporate & Income Strategy Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.1125	$0.0000	$0.0000	$0.1125

August 2025	$0.0970	$0.0000	$0.0155	$0.1125

September 2025	$0.0872	$0.0000	$0.0253	$0.1125

October 2025	$0.1042	$0.0000	$0.0083	$0.1125

November 2025	$0.0847	$0.0000	$0.0278	$0.1125

December 2025	$0.1065	$0.0000	$0.0060	$0.1125

PIMCO High Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0468	$0.0000	$0.0012	$0.0480

August 2025	$0.0384	$0.0000	$0.0096	$0.0480

September 2025	$0.0389	$0.0000	$0.0091	$0.0480

October 2025	$0.0446	$0.0000	$0.0034	$0.0480

November 2025	$0.0337	$0.0000	$0.0143	$0.0480

December 2025	$0.0423	$0.0000	$0.0057	$0.0480

PIMCO Income Strategy Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0748	$0.0000	$0.0066	$0.0814

August 2025	$0.0558	$0.0000	$0.0256	$0.0814

September 2025	$0.0546	$0.0000	$0.0268	$0.0814

October 2025	$0.0618	$0.0000	$0.0196	$0.0814

November 2025	$0.0500	$0.0000	$0.0314	$0.0814

December 2025	$0.0654	$0.0000	$0.0160	$0.0814

PIMCO Income Strategy Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

July 2025	$0.0716	$0.0000	$0.0002	$0.0718

August 2025	$0.0573	$0.0000	$0.0145	$0.0718

September 2025	$0.0531	$0.0000	$0.0187	$0.0718

October 2025	$0.0657	$0.0000	$0.0061	$0.0718

November 2025	$0.0553	$0.0000	$0.0165	$0.0718

December 2025	$0.0659	$0.0000	$0.0059	$0.0718

*
The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a funds distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	DECEMBER 31, 2025	119

Changes to Board of Trustees	(Unaudited)

Effective December 31, 2025, Ms. E. Grace Vandecruze retired from her position as Trustee of the Funds.
Effective September 18, 2025, the Board of Trustees appointed Mr. Mark Michel as a Class III Trustee of PIMCO Corporate & Income Strategy Fund and PIMCO Income Strategy Fund II, a Class II Trustee of PIMCO Corporate & Income Opportunity Fund and PIMCO High Income Fund, and a Class I Trustee of PIMCO Income Strategy Fund.
Effective September 18, 2025, the Board of Trustees appointed Ms. Sonya Morris as a Class III Trustee of PIMCO Corporate & Income Opportunity Fund, PIMCO High Income Fund and PIMCO Income Strategy Fund, a Class II Trustee of PIMCO Income Strategy Fund II, and a Class I Trustee of PIMCO Corporate & Income Strategy Fund.
Effective January 1, 2026, Mr. Alan Rappaport was appointed Chair of the Trustees of the Funds, succeeding Ms. Deborah A. DeCotis, who continues to serve as a Trustee of the Funds.

120	PIMCO CLOSED-END FUNDS

General Information

Investment Manager
Pacific Investment Management Company LLC
650 Newport Center Drive
Newport Beach, CA 92660
Custodian
State Street Bank & Trust Co.
2323 Grand Boulevard, 5th Floor
Kansas City, MO 64108
Transfer Agent, Dividend Paying Agent and Registrar for Common Shares
Equiniti Trust Company, LLC (“EQ”)
48 Wall Street, Floor 23
New York, NY 10005
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106
This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4011SAR_123125

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual report to stockholders filed under Item 1 of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to closed-end investment companies.

(b)	Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable for the most recent fiscal half-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 13(a) is only required in an annual report on this Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the registrant’s previous annual report on Form N-CSR.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which stockholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Corporate & Income Strategy Fund

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: March 5, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: March 5, 2026